UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08614

Brandes Investment Trust
(Exact name of registrant as specified in charter)

11988 El Camino Real, Suite 500
San Diego, California 92130
(Address of principal executive offices) (Zip code)

Debra McGinty-Poteet, President
Brandes Investment Trust
11988 El Camino Real, Suite 500
San Diego, California 92130
(Name and address of agent for service)

Registrant's telephone number, including area code: (858) 755-0239

Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2007

Item 1. Proxy Voting Record.

Investment Company Report

MARKS AND SPENCER GROUP PLC, LONDON
Security	G5824M107	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	11-Jul-2006
ISIN	GB0031274896	Agenda	701017712 - Management

Item	Proposal	Type	Vote	For/Against
Management
1.	Receive the Directors' report, financial statements and report of	Management	For	For
the Auditors
2.	Approve the remuneration report	Management	For	For
3.	Declare a final dividend at 9.5 pence per ordinary share	Management	For	For
4.	Elect Mr. Mr. Jeremy Darroch as a Director	Management	For	For
5.	Elect Mr. David Michels as a Director	Management	For	For
6.	Elect Ms. Louise Patten as a Director	Management	For	For
7.	Elect Mr. Steven Sharp as a Director	Management	For	For
8.	Re-elect Mr. Stuart Rose as a Director	Management	For	For
9.	Re-appoint PricewaterhouseCoopers LLP as the Auditors of the	Management	For	For
Company
10.	Authorize the Audit Committee to fix the remuneration of the	Management	For	For
Auditors
11.	Grant authority to issue of equity or equity-linked securities with	Management	For	For
pre-emptive rights up to aggregate nominal amount of GBP
140,266,912
12.	Grant authority to issue of equity or equity-linked securities with	Management	For	For
pre-emptive rights up to aggregate nominal amount of GBP
21,040,036
S.13	Grant authority to market purchase 168,000,000 ordinary shares	Management	For	For
14.	Authorize the Company to make donations to EU Political	Management	For	For
organizations up to GBP 100,000 and to incur EU Political
expenditure up to GBP 100,000
15.	Authorize Marks and Spencer Plc to make donations to EU	Management	For	For
political organizations up to GBP 100,000 and to incur EU Political expenditure up to GBP 100,000
16.	Authorize Marks Spencer Outlet Limited to make donations to EU	Management	For	For
political organizations up to GBP 100,000 and to Incur EU Political expenditure up to GBP 100,000
17.	Authorize Marks and Spencer Shared Services Limited to make	Management	For	For
donations to EU Political organizations up to GBP 100,000 and to
Incur EU Political expenditure up to GBP 100,000
18.	Authorize Marks and Spencer Simply Foods Limited to make	Management	For	For
donations to EU Political organizations up to GBP 100,000 and to incur EU Political expenditure up to GBP 100,000
19.	Authorize Marks and Spencer Ireland Limited to make donations	Management	For	For
to EU political organizations up to GBP 100,000 and to Incur EU political expenditure up to GBP 100,000
20.	Approve the reduction in the authorized capital by GBP	Management	For	For
2,240,000,000
s.21	Adopt the new Articles of Association	Management	For	For
22.	Amend the Marks and Spencer Group Performance Share Plan	Management	For	For
2005

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
05909	PEC	1402419	0	05-Sep-2006

BT GROUP PLC, LONDON
Security	G16612106 Meeting Type	Annual General Meeting
Ticker Symbol Meeting Date		12-Jul-2006
ISIN	GB0030913577 Agenda	700994583 - Management

Item	Proposal	Type	Vote	For/Against
Management
1.	Receive the accounts and reports of the Directors and the	Management	For	For
Auditors for the YE 31 MAR 2006
2.	Approve the Directors' remuneration report for the YE 31 MAR	Management	For	For
2006
3.	Declare the final dividend of 7.6 pence per share recommended	Management	For	For
by the Directors, payable on 11 SEP 2006 to holders of ordinary shares registered at the close of business on 18 AUG 2006
4.	Elect Sir Anthony Greener as a Director	Management	For	For
5.	Re-elect Mr. Maarten Van Den Bergh as a Director	Management	For	For
6.	Re-elect Mr. Clayton Brendish as a Director	Management	For	For
7.	Elect Mr. Matti Alahuhta as a Director	Management	For	For
8.	Elect Mr. Phil Hodkinson as a Director	Management	For	For
9.	Re-appoint PricewaterhouseCoopers LLP as the Auditors of the	Management	For	For
Company, until the conclusion of the next general meeting at which the accounts are laid before the Company
10.	Authorize the Directors to decide the Auditors' remuneration	Management	For	For
11.	Approve to renew the authority and power conferred on the	Management	For	For
Directors in relation to the Section 80 amount by Article 74 of the
Company's Articles of Association; Authority expires on 11 OCT
2007 ; and for that period the Section 80 amount shall be GBP
137 million
S.12	Approve to extend the authority and power conferred on the	Management	For	For
Directors by Article 74 of the Company's Articles of Association
be: to any sale of shares which the Company may hold as
treasury shares; and renew until 11 OCT 2007 and for that the period the Section 89 amount shall be GBP 21 million
S.13	Authorize the Company, to make market purchases Section	Management	For	For
163(3) of the Companies Act 1985 of up to a maximum number of
834 million shares of 5p each in the capital of the Company, at a minimum price of 5p and up to 105% of the average middle
market quotations of shares derived from the London Stock
Exchange Daily Official List, over the previous 5 business days;
Authority expires the earlier of the close of the AGM of the
Company or 11 OCT 2007 ; the Company, before the expiry, may make a contract to purchase ordinary shares which will or may be executed wholly or partly after such expiry
14.	Authorize the British Telecommunications PLC, a wholly-owned	Management	For	For
subsidiary of the Company, to make donations to EU European
Union political organizations, not exceeding GBP 1,00,000 in total; Authority expires at the conclusion of AGM in 2007

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
05909	PEC	3824312	0	05-Sep-2006

J.SAINSBURY PLC
Security	G77732173	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	12-Jul-2006
ISIN	GB00B019KW72	Agenda	701020517 - Management

Item	Proposal	Type	Vote	For/Against
Management
1.	Receive and adopt the audited accounts for the 52 weeks to 25	Management	For	For
MAR 2006, together with the reports of the Directors and the
Auditors
2.	Approve the remuneration report for 52 weeks to 25 MAR 2006	Management	For	For
3.	Declare a final dividend of 5.85 pence per ordinary share	Management	For	For
4.	Elect Mr. Darren Shapland as a Director	Management	For	For
5.	Elect Dr. John McAdam as a Director	Management	For	For
6.	Elect Mr. Anna Ford as a Director	Management	For	For
7.	Re-appoint PricewaterhouseCoopers LLP as the Auditors of the	Management	For	For
Company, until the conclusion of the next AGM
8.	Authorize the Audit Committee to agree to the Auditors'	Management	For	For
remuneration
9.	Approve the J Sainsbury PLC Long-Term Incentive Plan 2006 as	Management	For	For
specified
10.	Approve the J Sainsbury PLC Deferred Annual Bonus Plan 2006	Management	For	For
as specified
11.	Authorize the Company to make donations to EU political	Management	For	For
organization not exceeding GBP 50,000 in total; and to incur EU political expenditure not exceeding GBP 50,000 in total; Authority expires at the earlier of the conclusion of the next AGM in 2007 or
11 OCT 2007 ; for the purpose of this resolution, donations, EU political organizations and EU political expenditure have the meaning given to them in Section 347A of the Companies Act
1985 as specified
12.	Authorize Sainsbury's Supermarkets Limited, being a wholly	Management	For	For
owned subsidiary of the Company to make donations to EU
political organization not exceeding GBP 25,000 in total and incur
EU political expenditure not exceeding GBP 25,000 in total;
Authority expires at the earlier of the conclusion of the next AGM in 2007 or 11 OCT 2007 ; for the purpose of this resolution, donations, EU political organizations and EU political expenditure have the meaning given to them in Section 347A of the
Companies Act 1985 as specified
13.	Authorize Sainsbury's Bank PLC, being a subsidiary of the	Management	For	For
Company to make donations to EU political organization not
exceeding GBP 25,000 in total and incur EU political expenditure not exceeding GBP 25,000 in total; Authority expires at the
earlier of the conclusion of the next AGM in 2007 or 11 OCT 2007
; for the purpose of this resolution, donations, EU political organizations and EU political expenditure have the meaning
given to them in Section 347A of the Companies Act 1985 as
specified
14.	Authorize the Directors, in substitution for any other authority,	Management	For	For
pursuant to Section 80 of the Companies Act 1985, to allot
relevant securities Section 80 up to an aggregate nominal
amount of GBP 163,000,000 being approximately 1/3 of the
issued share capital of the Company ; Authority expires the
earlier of the next AGM in 2011 or 11 JUL 2011 ; and the Directors may allot relevant securities prior to its expiry make offers or agreements after its expiry
s.15	Approve, subject to the Resolution 14 being passed by the	Management	For	For
meeting and subject to the variation contained in this resolution, to renew the power conferred by the Article 9(C) of the Articles of
Association of the Company being the power to allot equity
securities pursuant to the authority contained in Articles 9(A)
disapplying the statutory pre-emption rights , the maximum
aggregate nominal value of equity securities up to GBP
24,452,000 5% of the issued share capital of the Company ;
Authority expires at the earlier of the next AGM in 2011 or 11 JUL
2011 ; and the Directors may allot relevant securities prior to its expiry make offers or agreements after its expiry
s.16	Authorize the Company, for the purpose of Section 166 of the	Management	For	For
Companies Act 1985, to make market purchases Section 163(3)
of up to 171,167,000 ordinary shares of 28 4/7 pence each in the capital of the Company ordinary shares , at a minimum price of
28 4/7 pence and up to 105% of the average middle market
quotations for such shares derived from the London Stock
Exchange Daily Official List, over the previous 5 business days;
Authority expires the earlier of the conclusion of the next AGM of the Company or 15 months ; the Company, before the expiry, may make a contract to purchase ordinary shares which will or may be executed wholly or partly after such expiry

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
05909	PEC	1644112	0	05-Sep-2006

INVENSYS PLC
Security	G49133104	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	03-Aug-2006
ISIN	GB0008070418	Agenda	701027799 - Management

Item	Proposal	Type	Vote	For/Against
Management
1.	Receive the Directors and the audited statement of the YE 31	Management	For	For
MAR 2006
2.	Approve the Board's remuneration report contained in the annual	Management	For	For
report and accounts for the YE 31 MAR 2006
3.A	Re-elect Mr. M. Jay as a Director, who retires in accordance with	Management	For	For
the Articles of Association
3.B	Re-elect Mr. J-C. Guez as a Director, who retires in accordance	Management	For	For
with the Articles of Association
3.C	Re-elect Mr. S. Hare a Director, who retires in accordance with the	Management	For	For
Articles of Association
3.D	Re-elect Mr. M. Parker as a Director, who retires in accordance	Management	For	For
with the Articles of Association
4.	Re-appoint Ernst and Young LLP as the Auditors	Management	For	For
5.	Authorize the Directors to determine the Auditors' remuneration	Management	For	For
6.	Authorize the Directors, in substitution for all substitution authority	Management	For	For
and pursuant to Section 80 of the Companies Act 1985, to allot, grant options over, offer or otherwise deal with or dispose of any relevant securities Section 80 up to an aggregate nominal
amount of GBP 26,275,260; Authority expires on 03 AUG 2011 ;
and the Directors may make allotments during the relevant period which may be exercised after the relevant period
S.7	Authorize the Directors, subject to the passing of Resolution 6 in	Management	For	For
the notice of AGM dated 09 JUN 2006 and pursuant to Section 95 of the Companies Act 1985, to allot equity securities Section 94 of the Companies Act 1985 for cash pursuant to the authority
conferred by Resolution 6, disapplying the statutory pre-emption rights Section 89(1) of the Companies Act 1985 , provided that this power is limited to the allotment of equity securities: a) in connection with a rights issue, open offer or other offers in favor of ordinary shareholders; and b) up to an aggregate nominal amount of GBP 3,981,100; Authority expires on 03 AUG 2011 ; and the
Directors to allot equity securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry
8.	Approve to renew and extend the Invensys Savings related Share	Management	For	For
Option Scheme until 03 AUG 2016 as specified; and authorize the
Directors of the Company from time to time to be counted in the quorum at a meeting of the Directors and to vote as Directors on any matter connected with the Invensys Savings Related Share
Option Scheme, notwithstanding that they may be interested in the same
9.	Approve to renew and extend the Invensys Overseas Savings	Management	For	For
Related Shares Option Scheme 03 AUG 2016 as specified; and
authorize the Directors of the Company from time to time to be counted in the quorum at a meeting of the Directors and to vote as
Directors on any matter connected with the Invensys Overseas
Savings related Share Option Scheme, notwithstanding that they may be interested in the same
10.	Grant authority for share consolidation	Management	For	For

Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
			Shares
05909	PEC	12906247	0	19-Jul-2007

KOREA ELECTRIC POWER CORPORATION
Security	500631106	Meeting Type	Special
Ticker Symbol	KEP	Meeting Date	09-Aug-2006
ISIN		Agenda	932571347 - Management

Item	Proposal	Type	Vote	For/Against
Management
01	ELECT MR. JONG HWAK PARK, MANAGER SECRETARIAT,	Management	For	For
AS A STANDING DIRECTOR.
02	ELECT MR. MYOUNG CHUL JANG, GENERAL MANAGER,	Management	For	For
PERSONAL & GENERAL AFFAIRS DEPARTMENT, AS A
STANDING DIRECTOR.
03	ELECT MR. HO MUN, GENERAL MANAGER, CHOONGNAM	Management	For	For
DISTRICT HEAD OFFICE, AS A STANDING DIRECTOR.

Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
			Shares
000000005909	61C	67270	0	03-Aug-2006	08-Aug-2006

ALCATEL-LUCENT, PARIS
Security	F0191J101	Meeting Type	MIX
Ticker Symbol		Meeting Date	07-Sep-2006
ISIN	FR0000130007	Agenda	701048856 - Management

Item	Proposal	Type	Vote	For/Against
Management
	IF ANY ONE OF THE RESOLUTIONS (6 TO 17) AND (27 TO 30)	Non-Voting
RELATING TO THE MERGER WITH LUCENT IS NOT
APPROVED, THE MERGER WITH LUCENT WILL NOT BE
COMPLETED
	Verification Period: Registered Shares: 1 to 5 days prior to the	Non-Voting
meeting date, depends on company's by-laws. Bearer Shares: 6 days prior to the meeting date. French Resident Shareowners
must complete, sign and forward the Proxy Card directly to the sub custodian. Please contact your Client Service Representative to obtain the necessary card, account details and directions.The following applies to Non-Resident Shareowners: Proxy Cards:
ADP will forward voting instructions to the Global Custodians that have become Registered Intermediaries, on ADP Vote Deadline
Date. In capacity as Registered Intermediary, the Global
Custodian will sign the Proxy Card and forward to the local
custodian. If you are unsure whether your Global Custodian acts as Registered Intermediary, please contact ADP. Trades/Vote
Instructions: Since France maintains a Verification Period, for vote instructions submitted that have a trade transacted (sell) for either the full security position or a partial amount after the vote instruction has been submitted to ADP and the Global Custodian advises ADP of the position change via the account position
collection process, ADP has a process in effect which will advise the Global Custodian of the new account position available for voting. This will ensure that the local custodian is instructed to amend the vote instruction and release the shares for settlement of the sale transaction. This procedure pertains to sale
transactions with a settlement date prior to Meeting Date + 1
O.1	Approval of the parent Company financial statements for the fiscal	Management	For	For
year ended December 31, 2005 Voting under the quorum and
majority requirements of an Ordinary Shareholders' Meeting, the shareholders, having read the report of the Board of Directors and the report of the Statutory Auditors, approve in their entirety the
Management report of the Board and the annual parent Company financial statements for the fiscal year ended December 31, 2005 as prepared and presented to them, and which reflect a profit of
EUR 390,524,042.73. The shareholders expressly approve the
amount of nondeductible expenditures and charges (Article 39-4 of the Tax Code) mentioned in the financial statements presented by the Board of Directors, together with the tax resulting therefrom
O.2	Approval of the consolidated financial statements for the fiscal	Management	For	For
year ended December 31, 2005 Voting under the quorum and
majority requirements of an Ordinary Shareholders' Meeting, the shareholders, having read the report of the Board of Directors and the report of the Statutory Auditors on the consolidated financial statements for the fiscal year ended December 31, 2005, approve the consolidated financial statements as prepared and presented to them by the Board of Directors
O.3	Results for the fiscal year - Appropriation Voting under the quorum	Management	For	For
and majority requirements of an Ordinary Shareholders' Meeting, the shareholders approve the appropriation of the result for the fiscal year ended December 31, 2005 proposed by the Board of
Directors and resolve to make the following appropriations: Result for the fiscal year EUR 390,524,042.73 Previous retained earnings
EUR 2,157,271,889.44 Transfer to the legal reserve EUR
19,526,202.14 Distributable profit EUR 2,528,269,730.03 Dividend of EUR 0.16 per share EUR 228,566,662.40 Retained earnings
EUR 2,229,703,067.63 consequently, a dividend of EUR 0.16 per share will be distributed to each of the 1,428,541,640 shares comprising the capital of the Company on December 31, 2005 and being entitled to dividends as of January 1, 2005. Natural persons resident in France for tax purposes are entitled to tax exemption of
40% on the proposed dividend in accordance with the provisions of Article 158, Paragraph 3, Subparagraph 2, of the Tax Code.
There is no entitlement to this exemption in any other cases.
Dividends attributable to shares owned by the Company on the distribution date, which, pursuant to Article L.225-210 of the
Commercial Code will not be paid to the Company, will be
appropriated to "Retained Earnings". The Shareholders' Meeting
resolves to pay the dividend in cash as of September 11, 2006.
The Shareholders' Meeting notes that no dividend has been paid in respect of the last three fiscal years
O.4	Appointment of a Director The General Shareholders' Meeting,	Management	For	For
acting under the conditions of quorum and majority required for
Ordinary General Shareholders' Meetings and having reviewed
the report of the Board of Directors, appoints Thierry de Loppinot to the position of Director in accordance with the provisions of the second to sixth paragraphs in Article 12 of the Company's bylaws for a period ending either on the effective date of the merger provided for in the agreement of April 2, 2006, entitled Agreement and Plan of Merger between Alcatel, Lucent Technologies Inc. (a corporation incorporated under the laws of the State of Delaware,
USA), and Aura Merger Sub, Inc. (a corporation incorporated
under the laws of the State of Delaware, USA), or upon the
conclusion of the Ordinary General Shareholders' Meeting called to approve the financial statements for fiscal year 2009. If the above mentioned merger transaction is completed before the date of the said Ordinary General Shareholders' Meeting, Thierry de
Loppinot's term will expire on the effective date of the merger
O.5	Appointment of a Director The General Shareholders' Meeting,	Management	For	For
acting under the conditions of quorum and majority required for
Ordinary General Shareholders' Meetings and having reviewed
the report of the Board of Directors, appoints Bruno Vaillant to the position of Director in accordance with the provisions of the second to sixth paragraphs in Article 12 of the Company's bylaws for a period ending either on the effective date of the merger provided for in the agreement of April 2, 2006, entitled Agreement and Plan of Merger between Alcatel, Lucent Technologies Inc. (a corporation incorporated under the laws of the State of Delaware,
USA), and Aura Merger Sub, Inc. (a corporation incorporated
under the laws of the State of Delaware, USA), or upon the
conclusion of the Ordinary General Shareholders' Meeting called to approve the financial statements for fiscal year 2009. If the above mentioned merger transaction is completed before the date of the said Ordinary General Shareholders Meeting, Bruno
Vaillant's term will expire on the effective date of the merger
O.6	Appointment of a Director under the condition precedent that the	Management	For	For
merger with Lucent Technologies Inc. is concluded The General
Shareholders' Meeting, acting under the conditions of quorum and majority required for Ordinary General Shareholders' Meetings and having reviewed the report of the Board of Directors, appoints
Daniel Bernard, to the position of Director for a period of four years which will expire upon the conclusion of the Ordinary
General Shareholders' Meeting that will approve the financial statements for fiscal year 2009. This appointment is made under the condition precedent that the merger provided for by the
agreement of April 2, 2006, entitled Agreement and Plan of
Merger between Alcatel, Lucent Technologies Inc. (a corporation incorporated under the laws of the State of Delaware, USA), and
Aura Merger Sub, Inc. (a corporation incorporated under the laws of the State of Delaware, USA) is concluded
O.7	Appointment of a Director under the condition precedent that the	Management	For	For
merger with Lucent Technologies Inc. is concluded The General
Shareholders' Meeting, acting under the conditions of quorum and majority required for Ordinary General Shareholders' Meetings and having reviewed the report of the Board of Directors, appoints
W. Frank Blount, to the position of Director for a period of four years which will expire upon the conclusion of the Ordinary
General Shareholders' Meeting that will approve the financial statements for fiscal year 2009. This appointment is made under the condition precedent that the merger provided for by the
agreement of April 2, 2006, entitled Agreement and Plan of
Merger between Alcatel, Lucent Technologies Inc. (a corporation incorporated under the laws of the State of Delaware, USA), and
Aura Merger Sub, Inc. (a corporation incorporated under the laws of the State of Delaware, USA) is concluded
O.8	Appointment of a Director under the condition precedent that the	Management	For	For
merger with Lucent Technologies Inc. is concluded The General
Shareholders' Meeting, acting under the conditions of quorum and majority required for Ordinary General Shareholders' Meetings and having reviewed the report of the Board of Directors, appoints
Jozef Cornu, to the position of Director for a period of four years which will expire upon the conclusion of the Ordinary General
Shareholders' Meeting that will approve the financial statements for fiscal year 2009. This appointment is made under the condition precedent that the merger provided for by the agreement of April
2, 2006, entitled Agreement and Plan of Merger between Alcatel,
Lucent Technologies Inc. (a corporation incorporated under the laws of the State of Delaware, USA), and Aura Merger Sub, Inc. (a
corporation incorporated under the laws of the State of Delaware,
USA) is concluded
O.9	Appointment of a Director under the condition precedent that the	Management	For	For
merger with Lucent Technologies Inc. is concluded The General
Shareholders' Meeting, acting under the conditions of quorum and majority required for Ordinary General Shareholders' Meetings and having reviewed the report of the Board of Directors, appoints
Linnet F. Deily, to the position of Director for a period of four years which will expire upon the conclusion of the Ordinary General
Shareholders' Meeting that will approve the financial statements for fiscal year 2009. This appointment is made under the condition precedent that the merger provided for by the agreement of April
2, 2006, entitled Agreement and Plan of Merger between Alcatel,
Lucent Technologies Inc. (a Corporation incorporated under the laws of the State of Delaware, USA), and Aura Merger Sub, Inc. (a
corporation incorporated under the laws of the State of Delaware,
USA) is concluded
O.10	Appointment of a Director under the condition precedent that the	Management	For	For
merger with Lucent Technologies Inc. is concluded The General
Shareholders' Meeting, acting under the conditions of quorum and majority required for Ordinary General Shareholders' Meetings and having reviewed the report of the Board of Directors, appoints
Robert E. Denham, to the position of Director for a period of four years which will expire upon the conclusion of the Ordinary
General Shareholders' Meeting that will approve the financial statements for fiscal year 2009. This appointment is made under the condition precedent that the merger provided for by the
agreement of April 2, 2006, entitled Agreement and Plan of
Merger between Alcatel, Lucent Technologies Inc. (a corporation incorporated under the laws of the State of Delaware, USA), and
Aura Merger Sub, Inc. (a corporation incorporated under the laws of the State of Delaware, USA) is concluded
O.11	Appointment of a Director under the condition precedent that the	Management	For	For
merger with Lucent Technologies Inc. is concluded The General
Shareholders' Meeting, acting under the conditions of quorum and majority required for Ordinary General Shareholders' Meetings and having reviewed the report of the Board of Directors, appoints
Edward E. Hagenlocker, to the position of Director for a period of four years which will expire upon the conclusion of the Ordinary
General Shareholders' Meeting that will approve the financial statements for fiscal year 2009. This appointment is made under the condition precedent that the merger provided for by the
agreement of April 2, 2006, entitled Agreement and Plan of
Merger between Alcatel, Lucent Technologies Inc. (a corporation incorporated under the laws of the State of Delaware, USA), and
Aura Merger Sub, Inc. (a corporation incorporated under the laws of the State of Delaware, USA) is concluded
O.12	Appointment of a Director under the condition precedent that the	Management	For	For
merger with Lucent Technologies Inc. is concluded The General
Shareholders' Meeting, acting under the conditions of quorum and majority required for Ordinary General Shareholders' Meetings and having reviewed the report of the Board of Directors, appoints
Jean-Pierre Halbron, to the position of Director for a period of four years which will expire upon the conclusion of the Ordinary
General Shareholders' Meeting that will approve the financial statements for fiscal year 2009. This appointment is made under the condition precedent that the merger provided for by the
agreement of April 2, 2006, entitled Agreement and Plan of
Merger between Alcatel, Lucent Technologies Inc. (a corporation incorporated under the laws of the State of Delaware, USA), and
Aura Merger Sub, Inc. (a corporation incorporated under the laws of the State of Delaware, USA) is concluded
O.13	Appointment of a Director under the condition precedent that the	Management	For	For
merger with Lucent Technologies Inc. is concluded The General
Shareholders' Meeting, acting under the conditions of quorum and majority required for Ordinary General Shareholders' Meetings and having reviewed the report of the Board of Directors, appoints
Karl J. Krapek, to the position of Director for a period of four years which will expire upon the conclusion of the Ordinary General
Shareholders' Meeting that will approve the financial statements for fiscal year 2009. This appointment is made under the condition precedent that the merger provided for by the agreement of April
2, 2006, entitled Agreement and Plan of Merger between Alcatel,
Lucent Technologies Inc. (a corporation incorporated under the laws of the State of Delaware, USA), and Aura Merger Sub, Inc. (a
corporation incorporated under the laws of the State of Delaware,
USA) is concluded
O.14	Appointment of a Director under the condition precedent that the	Management	For	For
merger with Lucent Technologies Inc. is concluded The General
Shareholders' Meeting, acting under the conditions of quorum and majority required for Ordinary General Shareholders' Meetings and having reviewed the report of the Board of Directors, appoints
Daniel Lebegue, to the position of Director for a period of four years which will expire upon the conclusion of the Ordinary
General Shareholders' Meeting that will approve the financial statements for fiscal year 2009. This appointment is made under the condition precedent that the merger provided for by the
agreement of April 2, 2006, entitled Agreement and Plan of
Merger between Alcatel, Lucent Technologies Inc. (a corporation incorporated under the laws of the State of Delaware, USA), and
Aura Merger Sub, Inc. (a corporation incorporated under the laws of the State of Delaware, USA) is concluded
O.15	Appointment of a Director under the condition precedent that the	Management	For	For
merger with Lucent Technologies Inc. is concluded The General
Shareholders' Meeting, acting under the conditions of quorum and majority required for Ordinary General Shareholders' Meetings and having reviewed the report of the Board of Directors, appoints
Patricia F. Russo, to the position of Director for a period of four years which will expire upon the conclusion of the Ordinary
General Shareholders' Meeting that will approve the financial statements for fiscal year 2009. This appointment is made under the condition precedent that the merger provided for by the
agreement of April 2, 2006, entitled Agreement and Plan of
Merger between Alcatel, Lucent Technologies Inc. (a corporation incorporated under the laws of the State of Delaware, USA), and
Aura Merger Sub, Inc. (a corporation incorporated under the laws of the State of Delaware, USA) is concluded
O.16	Appointment of a Director under the condition precedent that the	Management	For	For
merger with Lucent Technologies Inc. is concluded The General
Shareholders' Meeting, acting under the conditions of quorum and majority required for Ordinary General Shareholders' Meetings and having reviewed the report of the Board of Directors, appoints
Henry B. Schacht to the position of Director for a period of four years which will expire upon the conclusion of the Ordinary
General Shareholders' Meeting that will approve the financial statements for fiscal year 2009. This appointment is made under the condition precedent that the merger provided for by the
agreement of April 2, 2006, entitled Agreement and Plan of
Merger between Alcatel, Lucent Technologies Inc. (a corporation incorporated under the laws of the State of Delaware, USA), and
Aura Merger Sub, Inc. (a corporation incorporated under the laws of the State of Delaware, USA) is concluded
O.17	Appointment of a Director under the condition precedent that the	Management	For	For
merger with Lucent Technologies Inc. is concluded The General
Shareholders' Meeting, acting under the conditions of quorum and majority required for Ordinary General Shareholders' Meetings and having reviewed the report of the Board of Directors, appoints
Serge Tchuruk, to the position of Director for a period of four years which will expire upon the conclusion of the Ordinary General
Shareholders' Meeting that will approve the financial statements for fiscal year 2009. This appointment is made under the condition precedent that the merger provided for by the agreement of April
2, 2006, entitled Agreement and Plan of Merger between Alcatel,
Lucent Technologies Inc. (a corporation incorporated under the laws of the State of Delaware, USA), and Aura Merger Sub, Inc. (a
corporation incorporated under the laws of the State of Delaware,
USA) is concluded
O.18	Appointment of a censeur subject to the condition precedent of the	Management	For	For
completion of the merger with Lucent Technologies Inc. The
General Shareholders' Meeting, acting under the conditions of quorum and majority required for Ordinary General Shareholders'
Meetings and having reviewed the report of the Board of
Directors, appoints Thierry de Loppinot, to the position of censeur for a period of two years which will expire upon the conclusion of the Ordinary General Shareholders' Meeting that will approve the financial statements for fiscal year 2007. This appointment is made under the condition precedent that the merger provided for by the agreement of April 2, 2006, entitled Agreement and Plan of
Merger between Alcatel, Lucent Technologies Inc. (a corporation incorporated under the laws of the State of Delaware, USA), and
Aura Merger Sub, Inc. (a corporation incorporated under the laws of the State of Delaware, USA) is concluded. His remuneration will be taken from the total annual amount of attendance fees, which will be distributed by the Board among the Directors and censeurs
O.19	Appointment of a censeur subject to the condition precedent of the	Management	For	For
completion of the merger with Lucent Technologies Inc. The
General Shareholders' Meeting, acting under the conditions of quorum and majority required for Ordinary General Shareholders'
Meetings and having reviewed the report of the Board of
Directors, appoints Jean-Pierre Desbois, to the position of censeur for a period of two years which will expire upon the conclusion of the Ordinary General Shareholders' Meeting that will approve the financial statements for fiscal year 2007. This appointment is made under the condition precedent that the merger provided for by the agreement of April 2, 2006, entitled Agreement and Plan of
Merger between Alcatel, Lucent Technologies Inc. (a corporation incorporated under the laws of the State of Delaware, USA), and
Aura Merger Sub, Inc. (a corporation incorporated under the laws of the State of Delaware, USA) is concluded. His remuneration will be taken from the total annual amount of attendance fees, which will be distributed by the Board among the Directors and censeurs
O.20	Renewal of the appointment of Deloitte & Associes as principal	Management	For	For
Statutory Auditors Voting under the quorum and majority
requirements of an Ordinary Shareholders' Meeting and having read the report of the Board of Directors, the shareholders renew the appointment of Deloitte & Associes as principal statutory
Auditors for a term of six fiscal years, that is, until the end of the
Ordinary Shareholders' Meeting called to approve the financial statements for the fiscal year ended December 31, 2011
O.21	Renewal of the appointment of Ernst & Young et Autres as	Management	For	For
principal Statutory Auditors Voting under the quorum and majority requirements of an Ordinary Shareholders' Meeting, and having read the report of the Board of Directors, the shareholders renew the appointment of Ernst & Young et Autres as principal statutory
Auditors for a term of six fiscal years, that is, until the end of the
Ordinary Shareholders' Meeting called to approve the financial statements for the fiscal year ended December 31, 2011
O.22	End of the appointment of Mr. Olivier Azieres as Deputy Statutory	Management	For	For
Auditor and appointment of Beas as Deputy Statutory Auditors
Voting under the quorum and majority requirements of an
Ordinary Shareholders' Meeting, having read the report of the
Board of Directors and noting that the appointment as substitute
Statutory Auditor of Mr. Olivier Azieres expires at the end of this meeting, the shareholders appoint the firm of BEAS, the
registered office of which is at 7-9 Villa-Houssay, 92524 Neuilly-
sur-Seine Cedex, as substitute Statutory Auditors for a term of six fiscal years, that is, until the end of the Ordinary Shareholders'
Meeting called to approve the financial statements for the fiscal year ended December 31, 2011. The firm of BEAS will act as
substitute Statutory Auditors and may eventually replace Deloitte et Associes, principal Statutory Auditors, in the circumstances referred to in Article L.823-1 of the Commercial Code. In that case they would automatically become principal Statutory Auditors until the expiry of the original term of office of such principal Statutory
Auditors
O.23	End of the appointment of Mr. Philippe Peuch-Lestrade as Deputy	Management	For	For
Statutory Auditor and appointment of Auditex as Deputy Statutory
Auditors Voting under the quorum and majority requirements of an
Ordinary Shareholders' Meeting, having read the report of the
Board of Directors, and noting that the appointment as substitute
Statutory Auditor of Mr. Philippe Peuch-Lestrade expires at the end of this meeting, the shareholders appoint the firm of Auditex, the registered office of which is at Tour Ernst & Young, Faubourg de I'Arche, 92037 La Defense Cedex, as substitute Statutory
Auditors for a term of six fiscal years, that is, until the end of the
Ordinary Shareholders' Meeting called to approve the financial statements for the fiscal year ended December 31, 2011. The firm of Auditex will act as substitute Statutory Auditors and may eventually replace Ernst & Young et Autres, principal Statutory
Auditors, in the circumstances referred to in Article L.823-1 of the
Commercial Code. In that case they would automatically become principal Statutory Auditors until the expiry of the original term of office of such principal Statutory Auditors
O.24	Approval of regulated agreements which remained in force during	Management	For	For
the fiscal year Voting under the quorum and majority requirements of an Ordinary Shareholders' Meeting, the shareholders, having read the special report of the Statutory Auditors on the
agreements covered by Article L.225-38 of the Commercial Code, approve the performance of the agreements which remained in
force during the fiscal year
O.25	Approval of a regulated agreement between Alcatel and one of its	Management	For	For
Directors Voting under the quorum and majority requirements of an Ordinary Shareholders' Meeting, the shareholders, having read the special report of the Statutory Auditors on the agreements covered by Article L.225-38 of the Commercial Code, approve the terms of the agreement entered into between the Company and
Mr. Philippe Germond
O.26	Authorization to be given to the Board of Directors to allow the	Management	For	For
Company to purchase and sell its own shares Voting under the quorum and majority requirements of an Ordinary Shareholders'
Meeting, and having read the report of the Board of Directors, the shareholders authorize the Board of Directors, in accordance with
Articles L.225-209 and following of the Commercial Code, to
purchase and sell shares of the Company on the stock market or otherwise. The total number of shares that the Company may
purchase shall not exceed 10% of the total number of shares
comprising the capital of the Company on the date of such
repurchases, and the maximum number of shares held after such purchases shall not exceed 10% of the amount of the capital of the Company at any time. Pursuant to Article 179-1 of the Decree dated March 23, 1967 relating to the Corporation, the theoretical maximum number of shares that could be purchased, based on
the number of shares existing at December 31, 2005, is
142,854,164, corresponding to a theoretical maximum amount of
EUR 5,714,166,560, without taking account shares already held by the Company. The maximum purchase price per share is set at
EUR 40, and the minimum sale price per share is set at EUR 2.
However, in the event of transactions affecting the Company's capital, and more particularly in the event of a capital increase by capitalization of reserves and a free distribution of shares, as well as in the event either of a share split or of a reverse share split, the prices indicated above will be adjusted by a multiplier equal to the relation ratio between the number of shares comprising the capital before the transaction and the number of such shares after the transaction. The Shareholders' Meeting resolves that shares may be purchased: with a view to their cancellation by way of a reduction in the capital of the Company within the limits set by law, subject to adoption of the thirty-third resolution below; for the purpose of allocating them to employees and executives of the
Group under the terms and conditions provided by law (share
purchase options, employee profit sharing, allocation of shares free of charge, etc); with a view to honoring obligations arising from the issuance of securities conferring a right to the capital of the Company; for the purpose of holding them and using them in an exchange or as payment, particularly in the context of external growth transactions initiated by the Company, by way of tender offer or otherwise; with a view to an investment services provider stimulating the secondary market or the liquidity of the Alcatel shares pursuant to a liquidity agreement which is in conformity with a code of conduct recognized by the French stock exchange and securities regulator; and with a view to engaging in any market practice which might be accepted by the French stock
exchange and securities regulator. The shares may at any time, except during the period of a tender offer, and within the
limitations of the regulations in force, be purchased, sold, exchanged or transferred, whether on the market, in a private transaction or otherwise, by any means and particularly by block trades, by way of options or by the use of any derivative products.
The maximum portion of the capital of the Company that may be purchased or transferred in the form of block trades shall be the entire amount of shares purchased pursuant to the purchase
program or programs successively implemented by the Company
pursuant to this authorization or previous authorizations. In the event of a purchase with a view to the granting of options to purchase shares pursuant to the provisions of Articles L.225-l77 and following of the Commercial Code, and as an exception to what is set out above, the rules relating to price shall be those defined by the provisions of that Article applicable to share purchase options. This authorization is given for a maximum
period of 15 months, expiring on the date of the Shareholders'
Meeting called to approve the financial statements for the fiscal year ending December 31, 2006. With effect from the date of this meeting, it cancels the authorization previously granted to the
Board of Directors by the 14th resolution of the combined
Shareholders' Meeting held on May 20, 2005. In order to ensure the implementation of this authorization, all necessary powers are granted to the Board of Directors, with power of sub-delegation, to place any order on the stock exchange, to enter into any
agreement, particularly for the purpose of keeping registers of purchases and sales of shares, to make any declarations to the
French stock exchange and securities regulator and any other governmental body, to carry out any other formalities and in general, to take all necessary action
O.27	Delegation of authority to the Board of Directors to decide the	Management	For	For
issue of ordinary shares of the Company, without shareholders'
preferential subscription rights, to the shareholders of Lucent
Technologies Inc. in accordance with article L.225-148 of the
French Commercial Code Acting under the conditions of quorum and majority required for Extraordinary General Shareholders'
Meetings and in accordance with Articles L.225-148 and L.225-
129 to L.225-129-6 of the French Commercial Code, the General
Shareholders' Meeting, having reviewed the report of the Board of
Directors and the transaction note (note d'operation) approved by the Autorite des marches financiers on . , 2006 under number .
and describing the terms of the merger between Alcatel and
Lucent Technologies Inc. (hereinafter, "the Transaction") as contemplated by the agreement of April 2, 2006, entitled
Agreement and Plan of Merger between Alcatel, Lucent
Technologies Inc. (a corporation incorporated under the laws of the State of Delaware, USA), and Aura Merger Sub, Inc. (a
corporation incorporated under the laws of the State of Delaware,
USA) (the "Merger Agreement") and the opinion of the statutory
Auditors included in the note d'operation: 1. delegates to the
Board of Directors its authority to decide to increase the share capital, for the purposes of concluding the Transaction according to the terms and conditions of the Merger Agreement, by issuing, ordinary shares to holders of Lucent common stock, under the conditions provided for in Article L.225-148 of the French
Commercial Code, as part of the operation, which has the same effect as an exchange offer that is initiated by the Company on the shares of another Company whose securities are traded on a
regulated market in a foreign jurisdiction; 2. sets the term of this delegation of authority at 15 months starting on the date of this
General Shareholders' Meeting; 3. decides to set the maximum amount of the issues that may be decided by the Board of
Directors by virtue of this delegation as follows: the capital increase(s) determined by the Board of Directors and concluded either now or in the future pursuant to this delegation and for the sole purpose of concluding the Transaction pursuant to the terms of the Merger Agreement may not give rise to the issuance of a number of ordinary shares greater than 1,150,000,000, that is, an increase in share capital in a nominal amount of 2,300,000,000 euros, which does not take into account the number of ordinary shares to be issued, as the case may be, for the adjustments made according to applicable laws and contractual provisions to protect the rights of holders of securities giving access to the
Company's share capital, it being specified that the nominal amount of the ordinary shares issued pursuant to this capital increase(s) shall not count towards the amount of the ceiling set in the thirty-fourth resolution hereunder and in the twenty-fourth resolution adopted by the Shareholders' Meeting of May 20, 2005;
4. acknowledges that the issues of shares of the Company that may be decided by virtue of this delegation of authority shall not entail any preferential subscription right to the shares of the
Company; 5. gives all the required powers to the Board of
Directors, with the ability to subdelegate, in order that they may implement this delegation, under the terms provided for by law, and in particular to: determine the number of ordinary shares to be created, their characteristics, the amount of the issue premium, as well as the other terms of their issue and, in particular, to set the date from which holders of the new shares will be entitled to collect dividends, retroactively as the case may be, more
particularly, the shares being issued in connection with the merger: to establish the terms of issue and, if necessary, the amount of the equalization payment in cash, to charge the share capital increase fees against the amount of the related premiums and pay out of that amount the sums needed to bring the legal reserve to one tenth of the new capital after each increase; the balance may then be allocated by the Board of Directors or the
Ordinary General Shareholders' Meeting as either sees fit; in general, to enter into all suitable agreements, particularly those intended to conclude the issue(s) in question successfully, take all measures and conclude all formalities that may be useful to the issue and financially beneficial to the securities issued pursuant to this delegation, as well as to the exercise of the rights that are attached to them
O.28	Delegation of authority to the Board of Directors to acknowledge,	Management
with cancellation of shareholders' preferential subscription rights to holders of warrants and convertible debt securities issued by
Lucent Technologies Inc., that such warrants and convertible debt securities are "securities giving access to the share capital of the
Company" for the purpose of issuing the ordinary shares of the
Company upon exercise or conversion by holders of such
warrants and convertible debt securities Acting under the
conditions of quorum and majority required for Extraordinary
General Shareholders' Meetings and in accordance with Articles
L.225-129 to L.225-129-6, L.228-91 and L.225-138 of the French
Commercial Code, the General Shareholders' Meeting, having
reviewed the report of the Board of Directors and the transaction note note d'operation , approved by the Autorite des marches financiers on . , 2006 under number . ,and describing the terms of the merger between Alcatel and Lucent Technologies Inc.
(hereinafter "the Transaction") as contemplated by the agreement of April 2, 2006, entitled Agreement and Plan of Merger between
Alcatel, Lucent Technologies Inc. (a corporation incorporated under the laws of the State of Delaware, USA), and Aura Merger
Sub, Inc. (a corporation incorporated under the laws of the State of Delaware, USA) (the "Merger Agreement"), and the special
report of the Statutory Auditors: 1. delegates to the Board of
Directors its authority to acknowledge that, on the date when the
Transaction is concluded, the warrants and the convertible debt securities previously issued by Lucent Technologies Inc.
convertible or exercisable into shares of Lucent Technologies Inc.
will constitute, pursuant to their terms and the provisions of the
Merger Agreement, "securities giving access to share capital" of
Alcatel for the purposes of concluding the Transaction according to the terms and conditions of the Merger Agreement; 2. sets the term of this delegation at 15 months starting on the date of this
General Shareholders' Meeting; 3. decides to eliminate the
preferential subscription rights of shareholders for the benefit of the holders of share warrants and convertible debt securities issued by Lucent Technologies Inc.; 4) decides that the unit issue price of the ordinary shares issued pursuant to this delegation and solely for the purposes of concluding the Transaction, will be equal to the conversion price of the convertible debt securities or the exercise price of the warrants, as the case may be, divided by the exchange ratio as set forth in the Merger Agreement
(amounting to 0.1952 Alcatel shares for each share of Lucent
Technologies Inc.) with the maximum limit of the issue amounting to the euro equivalent of USD 3,767,237,327; 5. decides to set the maximum amount of the issues that may be decided by the Board of Directors by virtue of this delegation as follows: the maximum aggregate nominal amount of the share capital increase that may be realized pursuant to this delegation of authority and for the sole purpose of the conclusion of the Transaction, may not exceed
400,000,000 euros (or the equivalent of this amount on the date that the decision is made) in any other currency which is legal tender, or in any other monetary unit established by reference to a basket of currencies; the capital increase(s) concluded either now or in the future pursuant to this delegation and for the sole purpose of concluding the Transaction according to the terms provided for in the Merger Agreement may not give rise to the issuance of a number of ordinary shares greater than
200,000,000, which does not take into account the number of
ordinary shares to be issued, if need be, for the adjustments made pursuant to applicable laws and contractual provisions to protect the rights of holders of securities; it being specified that the nominal amount of ordinary shares issued pursuant to the above capital increase(s) shall count towards the ceiling of
2,300,000,000 euros set in the twentyseventh resolution; 6. gives all the required powers to the board of directors, with the option to sub-delegate, in order that the Board of Directors may implement this delegation, under the terms provided for by law, and in particular to: note the nature of securities and set number of ordinary shares to be created, the amount of the issue premium, as well as the other terms of their issue and, in particular, to set the date from which holders of the new shares will be entitled to dividends, retroactively as the case may be; in general, to enter into all suitable agreements, particularly those intended to conclude successfully the issue(s) in question, take all measures and conclude all formalities that may be useful for the issue and financial servicing of the securities issued pursuant to this delegation, as well as for the exercise of the rights that are attached to them
O.29	Delegation of authority to the Board of Directors to decide the	Management	For	For
issue, with cancellation of shareholders' preferential subscription rights, of ordinary shares or securities giving access to the share capital of the Company to Lucent Technologies Inc. to be
delivered to holders of stock options and stock-based
compensation instruments issued by Lucent Technologies Inc.
upon the exercise or conversion by such holders of these
instruments Acting under the conditions of quorum and majority required for Extraordinary General Shareholders' Meetings and in
accordance with Articles L.225-129 to L.225-192-6, L-225-138,
L.228-92, and L.228-93 of the French Commercial Code, the
General Shareholders' Meeting, having reviewed the report of the
Board of Directors and the transaction note (note d'operation), approved by the Autorite des marches financiers on . , 2006
under number . , and describing the terms of the merger between
Alcatel and Lucent Technologies Inc. (hereinafter, "the
Transaction") provided for by the agreement of April 2, 2006 entitled Agreement and Plan of Merger between the Company,
Lucent Technologies Inc., a corporation governed by the laws of the state of Delaware (USA), and Aura Merger Sub, Inc. a
corporation governed by the laws of the state of Delaware (USA)
(the "Merger Agreement"), and the special report of the statutory
Auditors: 1. delegates to the Board of Directors its authority to decide, for the purposes of concluding the Transaction pursuant to the terms and conditions of the Merger Agreement, especially with respect to the transfer of Alcatel shares to holders of stock options and other stock-based compensation instruments issued by
Lucent Technologies Inc. during the exercise by such holders of these instruments, to increase the share capital by issuing, on one or more occasions, in such proportions and at such times as the
Board shall determine, ordinary shares or securities giving access to share capital; 2. decides that the Board of Directors may, in particular, authorize one of the Companies in which the Company directly or indirectly holds more than half of the share capital, to issue all securities giving rights, through subscription, conversion, exchange, redemption, presentation of a warrant or by any other means, to the attribution, at any time or on a fixed date, of shares of the Company that have been or will be issued to this effect to represent a portion of the Company's share capital; 3. sets the term of this delegation of powers at 15 months, starting on the date of this General Shareholders' Meeting; 4. decides to
eliminate the preferential subscription rights of shareholders with respect to the ordinary shares and the securities giving access to share capital that may be issued by virtue of this delegation of authority give right, to Lucent Technologies Inc. for the purpose of the transfer of Company shares to the holders of stock options and other stock-based compensation instruments of Lucent
Technologies Inc.; 5. decides that the unit issue price of the ordinary shares and securities giving access to Alcatel's share capital issued pursuant to this delegation and solely for the purposes of concluding the Transaction, will be equal to the closing price of the Alcatel shares on the day prior to the date of the issuance of the shares or securities giving access to Alcatel's share capital, with the maximum limit being equal to the product of
(i) this share price and (ii) the number of Alcatel shares to which the stock options and other stock-based compensation
instruments issued by Lucent Technologies Inc. would be
exercisable into, applying the exchange ratio set forth in the
Merger Agreement; 6. decides to set the maximum total of issues that may be decided by the Board of Directors pursuant to this delegation as follows: the maximum aggregate nominal amount of ordinary shares that may be issued pursuant to this delegation of authority and for the sole purpose of the conclusion of the
Transaction, upon exercise of the stock options and other stock-
based compensation instruments, may not exceed 156,000,000
euros (or the equivalent of this amount on the date that the decision to issue is made) in any other currency which is legal tender, or in any other monetary unit established by reference to a basket of currencies, it being specified that this sum does not include redemption premium(s) above par value, if this was
planned, the capital increase(s) determined by the Board of
Directors and concluded either now or in the future pursuant to this delegation and for the sole purpose of concluding the
Transaction according to the terms provided for in the Merger
Agreement may not give rise to the issuance of a number of
ordinary shares greater than 78,000,000, which does not include the number of ordinary shares to be issued, as the case may be, for the adjustments made pursuant to applicable laws and
contractual provisions to protect the rights of holders of securities giving access to share capital, it being specified that the nominal amount of ordinary shares issued pursuant to the above capital increase(s) shall count towards the ceiling of 2,300,000,000 euros set in the twentyseventh resolution; 7. gives all the required powers to the Board of Directors, with the ability to sub-delegate, in order that they may implement this delegation, under the terms provided for by law, and in particular to: determine the type and number of ordinary shares to be created, their characteristics, the amount of the issue premium, as well as the other terms of their issue and, in particular, to set the date from which holders of the new shares will be entitled to dividends, retroactively as the case may be, in general, to enter into all suitable agreements,
particularly those necessary to conclude successfully the issue(s)
in question, take all measures and conclude all formalities that may be useful to the issue and financial servicing of the securities issued pursuant to this delegation, as well as to the exercising of the rights attached to such securities
O.30	Amendment of the Company bylaws subject to the condition	Management	For	For
precedent of the completion of the merger transaction with Lucent
Acting under the conditions of quorum and majority required for
Extraordinary General Shareholders' Meetings, the General
Shareholders' Meeting, having reviewed the report of the Board of
Directors describing the merger between Alcatel and Lucent
Technologies Inc. ("the Transaction") as contemplated by the agreement of April 2, 2006, entitled Agreement and Plan of
Merger between Alcatel, Lucent Technologies Inc. (a corporation incorporated under the laws of the State of Delaware, USA), and
Aura Merger Sub, Inc. (a corporation incorporated under the laws of the State of Delaware, USA) (the "Merger Agreement"), decides to: amend Article 3 ("Name") of the Alcatel bylaws as follows: "The name of the Company is: Alcatel Lucent" eliminate the following paragraphs of Article 12 ("Management of the Company") of the
Company's bylaws: "Without prejudice to statutory conditions pertaining to percentages of seats on the Board and valid
employment contracts, two of the Directors must at the time of their appointment be both salaried employees of the Company or of an affiliate and members of a mutual fund in accordance with the conditions set out below, all mutual funds meeting the
conditions below may nominate candidates for appointment to the
Board of Directors. With regard to the above provisions: 1. An affiliate of the Alcatel group shall be defined as any Company in which Alcatel directly or indirectly holds at least half of the voting rights and/or any Company in which an Alcatel affiliate directly or indirectly holds at least half of the voting rights. 2. The mutual funds referred to above are those formed as a result of a
Company share holding scheme in which the Company or an
affiliate is a participant and having at least 75% of its portfolio in
Company shares, if for any reason one of the Directors appointed by the Shareholders' Meeting as provided above should no longer meet the joint conditions defined above (employee of the group or an affiliate and member of a mutual fund), he shall automatically be deemed to have retired one calendar month after the joint conditions are no longer met. Should the number of Directors meeting the joint conditions as defined above (employment in the group and membership of a mutual fund) fall below the number set in the present Article for any reason whatsoever, the Board of
Directors must make up its numbers within three months either by cooption or by calling a Shareholders' Meeting to appoint a
Director meeting the required conditions" amend the first
paragraph of Article 12 (Management of the Company) of the
Company's bylaws as follows: "The Company shall be managed
by a Board of Directors consisting of no less than six and no more than fourteen members" add the following paragraph to the end of
Article 12 (Management of the Company) of the Company's
bylaws: "If there exists any vacancy on the Board of Directors following the decease or resignation of one or more Directors, the
Board of Directors shall temporarily appoint for each vacancy one replacement Director, such appointment being subject to approval at the next Shareholders' Meeting. The appointment of a
replacement Director in the event of a vacancy by reason of death or resignation requires the affirmative vote of at least two thirds of the Directors then in office until the first anniversary of the effective date of the merger, as contemplated by the agreement of
April 2, 2006, entitled Agreement and Plan of Merger between
Alcatel, Lucent Technologies Inc. (a corporation incorporated under the laws of the State of Delaware, USA), and Aura Merger
Sub, Inc. (a corporation incorporated under the laws of the State of Delaware, USA), and thereafter requires the affirmative vote of the majority of the Directors present or represented."; amend the first paragraph of Article 13 (Term of office for Directors - Age limit) of the Company's bylaws as follows: "Directors shall be elected for a four-year term. Directors may be re-elected subject to the conditions below." eliminate the second paragraph of Article
13 ("Term of office for Directors - Age limit") of the Company's bylaws: "The Shareholders' Meeting shall set the Directors' terms in such a way that Board Membership is renewed as far as
possible in similar proportions. Directors' terms may not exceed four years for those appointed from the Shareholders' Meeting dated May 16, 2000." add the following paragraph at the end of
Article 13 ("Term of office for Directors - Age limit") of the
Company's bylaws: "The age limitations set forth in this Article shall apply to any Chairman of the Board of Directors, provided that such Chairman is not also the Chief Executive Officer of the
Company, in which case the age limitation set forth in Article 18 shall apply." amend Article 14 ("Censeurs") of the Company's bylaws as follows: "On proposal of the Chairman, the Board of
Directors must propose to the Shareholders' Meeting the
appointment of two censeurs satisfying the conditions described hereunder. The censeurs shall be called to the meetings of the
Board of Directors and shall participate in a consultative capacity.
They are appointed for a two-year term and can be renewed."
They shall be, at the time of their appointment, both salaried employees of the Company or of an affiliate and members of a mutual fund in accordance with the conditions set out below. All mutual funds meeting the conditions below may nominate
candidates for appointment as censeurs. With regard to the above provisions: 1. An affiliate of the Alcatel group shall be defined as any Company in which Alcatel directly or indirectly holds at least half of the voting rights and/or any Company in which an Alcatel affiliate directly or indirectly holds at least half of the voting rights.
2. The mutual funds referred to above are those formed as a
result of a Company share holding scheme in which the Company or an affiliate is a participant and having at least 75% of its portfolio in Company shares. If for any reason one of the censeurs appointed by the Shareholders' Meeting as provided above should no longer meet the joint conditions defined above (employee of the group or an affiliate and member of a mutual fund), he shall automatically be deemed to have retired one calendar month after the joint conditions are no longer met. Should the number of censeurs meeting the joint conditions as defined above
(employment in the group and membership of a mutual fund) fall below the number of two for any reason whatsoever, the Board of
Directors must make up its numbers within three months either by appointment upon the affirmative vote of the majority of the
Directors present or represented, subject to ratification by the nearest shareholders' meeting, or by calling a Shareholders'
Meeting to appoint a censeur meeting the conditions defined
hereunder. On the Chairman's proposal, the Board of Directors can propose to the Annual Shareholders' Meeting the appointment of one or more censeurs who do not meet the above
requirements, among the shareholders or not, it being specified that total number of censeurs shall not exceed six. Continued...
Continued... The censeurs' compensation shall be determined by	Non-Voting
the Shareholders Meeting on a yearly basis and allocated by the
Board of Directors." amend the first paragraph of Section 1 and
Section 3 of Article 15 Meetings of the Board of Directors" of the
Company's bylaws as follows: 1. "Board shall meet as often as required in the interest of the Company at the corporate
headquarters or any other location, either in France or abroad, as determined by the Chairman in consultation with the Chief
Executive Officer ... " 3. Except as stipulated in Article 12 above, for resolutions governing the appointment of Directors to fill any vacancy following the death or resignation of any Director,
Paragraphs 2 and 3 of Article 16 below, for resolutions governing the choice of Management, in Paragraphs 1 and 2 of Article 17 below, for resolutions governing the appointment and removal of the Chairman and the Chief Executive Officer, resolutions shall be adopted under the quorum and majority laid down by law. In the event of a tie, neither the Chairman nor any Director acting as
Chairman shall have a casting vote." amend Article 16 (Powers and duties of the Board of Directors) of the Company's bylaws as follows: 1. The Board of Directors is vested with complete
authority granted to it by the legislation in effect. The Board shall determine the business strategies of the Company and shall
ensure their implementation. Subject to the authority expressly reserved for the Shareholders, and within the limits of the
corporate purpose, the Board of Directors shall deal with any question that affects the Company's operations, and governs the affairs of the Company through its deliberations. 2. The Board of
Directors shall decide whether the Management of the Company will be performed by the Chairman of the Board of Directors or by a Chief Executive Officer. 3. Until the third anniversary of the effective date of the merger, as contemplated by the agreement of
April 2, 2006, entitled Agreement and Plan of Merger between
Alcatel, Lucent Technologies Inc. (a corporation incorporated under the laws of the State of Delaware, USA), and Aura Merger
Sub, Inc. (a corporation incorporated under the laws of the State of Delaware, USA), Management of the Company will be
performed by the Chief Executive Officer unless the Board of
Directors decides, by the affirmative vote of at least twothirds of the Directors then in office, that Management of the Company will be performed by the Chairman of the Board of Directors. 4. From and after the third anniversary of the effective date of the merger, as contemplated by the agreement of April 2, 2006, entitled
Agreement and Plan of Merger between Alcatel, Lucent
Technologies Inc. (a corporation incorporated under the laws of the State of Delaware, USA), and Aura Merger Sub, Inc. (a
corporation incorporated under the laws of the State of Delaware,
USA), the Board of Directors may deliberate on the matter of whether Management of the Company shall be performed by the
Chief Executive Officer or the Chairman of the Board of Directors
only if at least two-thirds of its current members are present. If it has been unable to deliberate because the required quorum is not present, the Board of Directors must meet a second time to
deliberate again within a maximum period of ten days. The
Board's decision with respect to the Management method of the
Company shall be made by a two-thirds majority of the directors present or represented, and shall remain valid until a new decision from the Board. 5. Each Director shall receive all of the
information necessary to perform the duties of his office and may obtain any document he deems useful. 6. Notwithstanding
statutory provisions, particularly those concerning the Chairman of the Board of Directors or the Chief Executive Officer, if he is a
Director, Directors do not in the exercise of their Management enter into any personal or joint undertaking with regard to the
Company's commitments; within the limits set by the laws in force, they shall only be liable for performance of their appointed duties.
amend the first paragraph of section 1 of Article 17 ("Chairman,
Vice Chairmen, Chief Executive Officer, Deputy Chief Executive
Officers, and Secretary") of the Company's bylaws as follows:
"The Board of Directors shall appoint from among its members, upon the affirmative vote of at least two-thirds of the Directors in office until the third anniversary of the effective date of the merger, as contemplated by the agreement of April 2, 2006, entitled
Agreement and Plan of Merger between Alcatel, Lucent
Technologies Inc. (a corporation incorporated under the laws of the State of Delaware, USA), and Aura Merger Sub, Inc. (a
corporation incorporated under the laws of the State of Delaware,
USA), and thereafter upon the affirmative vote of the majority of the Directors present or represented, a Chairman for a term not to exceed the term of his/her position as a Director. The Board of
Directors may remove the Chairman at any time, upon the
affirmative vote of at least two-thirds of the Directors in office until the third anniversary of the effective date of the merger, as contemplated by the agreement of April 2, 2006, entitled
Agreement and Plan of Merger between Alcatel, Lucent
Technologies Inc. (a corporation incorporated under the laws of the State of Delaware, USA), and Aura Merger Sub, Inc. (a
corporation incorporated under the laws of the State of Delaware,
USA), and thereafter upon the affirmative vote of the majority of the Directors present or represented" amend section 2 of Article
17 (Chairman, Vice Chairmen, Chief Executive Officer, Deputy
Chief Executive Officers, and Secretary) of the Company's bylaws as follows: "If the Board of Directors does not assign the general
Management of the Company to the Chairman, the Board of
Directors shall appoint, whether among its members or outside the
Board, upon the affirmative vote of at least two-thirds of the
Directors in office until the third anniversary of the effective date of the merger, as contemplated by the agreement of April 2, 2006, entitled Agreement and Plan of Merger between Alcatel, Lucent
Technologies Inc. (a corporation incorporated under the laws of the State of Delaware, USA), and Aura Merger Sub, Inc. (a
corporation incorporated under the laws of the State of Delaware,
USA), and thereafter upon the affirmative vote of a majority of the directors present or represented, a Chief Executive Officer for a term, determined by the Board of Directors at the time of such appointment, not to exceed, if applicable, the term of his/her position as a Director. The Board of Directors may remove the
Chief Executive Officer at any time, upon the affirmative vote of at least two-thirds of the Directors in office until the third anniversary of the effective date of the merger, as contemplated by the
agreement of April 2, 2006, entitled Agreement and Plan of
Merger between Alcatel, Lucent Technologies Inc. (a corporation incorporated under the laws of the State of Delaware, USA), and
Aura Merger Sub, Inc. (a corporation incorporated under the laws of the State of Delaware, USA).. Continued...
	Continued... and thereafter upon the affirmative vote of a majority	Non-Voting
of the Directors present or represented" and replace Article 18
(Age limit for Chief Executive Officer and Deputy Executive
Officers) of the Company's bylaws by the following Article:
"Subject to the provisions respecting removal and appointment of the Chief Executive Officer in Article 17, the Chief Executive
Officer and Deputy Executive Officers may hold office for the period set by the Board of Directors, but this period shall not exceed their term of office as Directors, if applicable, nor in any event shall such period extend beyond the date of the Ordinary
Shareholders' Meeting called to approve the financial statements for the fiscal year in which they shall have reached 68 years of age. The same age limit shall apply to the Chairman when he/she is also the Chief Executive Officer when the Chairman does not also occupy the position of Chief Executive Officer, he may hold the office of Chairman for the period set by the Board of Directors, but this period shall not exceed his/her term of office as Director, subject to the terms set forth in Article 13." This resolution will take effect on April 2, 2006, subject to the conclusion of the transaction contemplated by the agreement entitled Agreement and Plan of
Merger between Alcatel, Lucent Technologies Inc. (a corporation incorporated under the laws of the State of Delaware, USA), and
Aura Merger Sub, Inc. (a corporation incorporated under the laws of the State of Delaware, USA)
O.31	Extension of the term of office of the Chairman and Chief	Management	For	For
Executive Officer, in light of the exceptional circumstances of the merger transaction with Lucent Technologies Inc. Acting under the conditions of quorum and majority required for Extraordinary
General Shareholders' Meetings, the General Shareholders'
Meeting, having reviewed the report of the Board of Directors, noting that the successful conclusion of the merger (the
Transaction) as contemplated by the agreement of April 2, 2006, entitled Agreement and Plan of Merger between Alcatel, Lucent
Technologies Inc. (a corporation incorporated under the laws of the State of Delaware, USA), and Aura Merger Sub, Inc. (a
corporation incorporated under the laws of the State of Delaware,
USA), constitutes "exceptional circumstances" that justify to set aside the application of the provisions of Article 18 of the bylaws relating to the age limit applicable to the Chief Executive Officer of the Company, decides to exceptionally authorize Mr. Serge
Tchuruk to hold his position as Chief Executive Officer until the date of the meeting of the Board of Directors of the Company acknowledging the completion of the Transaction or the
impossibility of completing such Transaction
E.32	Amendment of Article 15 of the bylaws relating to meetings of the	Management	For	For
Board of Directors Voting under the quorum and majority
requirements of an Extraordinary Shareholders' Meeting, the
shareholders, having read the report of the Board of Directors, resolve to amend the second paragraph of Article 15, Section 2 of the Articles of Incorporation and Bylaws of the Company, as
follows; "Except in the cases excluded by law, directors who participate in meetings of the Board of Directors by means of video conferencing or of telecommunication enabling them to be identified and guaranteeing their effective participation under the conditions provided by applicable law, shall be deemed to be present for the purposes of calculating the meeting's quorum and majority" within the powers of the Extraordinary Shareholders'
Meeting
E.33	Authorization to be given to the Board of Directors to reduce the	Management	For	For
share capital of the Company Voting under the quorum and
majority requirements of an Extraordinary Shareholders' Meeting, the shareholders, having read the report of the Board of Directors and the report of the Statutory Auditors, authorize the Board of
Directors in accordance with Article L.225-209 of the Commercial
Code, for a maximum period of 15 months starting from the date of this meeting but expiring in any event on the date of the
Shareholders' Meeting called to approve the financial statements for the fiscal year ending December 31, 2006: to cancel, in its sole discretion, on one or more occasions, the shares of the Company which it holds as a result of the implementation of the purchase programs decided on by the Company, subject to a limit of 10% of the total number of shares comprising the capital of the Company per 24-month period, and to reduce the capital by a corresponding amount, charging the difference between the purchase price of the cancelled shares and their nominal value to available premiums and reserves, including, up to an amount of 10% of the cancelled share capital, to the legal reserve; to record the completion of the reduction or reductions in capital, to make the corresponding amendments to the Articles of Incorporation and bylaws and to carry out any necessary formalities, to delegate any powers
necessary for the implementation of its decisions, all in
accordance with applicable laws in force at the time this
authorization is used
E.34	Delegation of authority to the Board of Directors to proceed with	Management	Against	Against
the issue of ordinary shares and any securities conferring an immediate or future right to the share capital of the Company or of its affiliates, with cancellation of preferential subscription rights or
Company shares which entitle to securities to be issued by
subsidiaries, including for the purposes of remunerating securities that are tendered in connection with an exchange offer. Voting under the quorum and majority requirements of an Extraordinary
Shareholders' Meeting, and in compliance with Articles L.225-129,
L.225-135, L.228-92 and L.228-93 of the Commercial Code, the
shareholders, having read the report of the Board of Directors and the special report of the Statutory Auditors: 1. delegate to the
Board of Directors its authority to proceed with the increase the share capital by issuing, on one or several occasions, on the
French market, foreign markets, and/or the international market, in such proportions and at such times as the Board shall determine, in euros or in another currency or established accounting unit established by reference to a basket of currencies; by the
Company, ordinary shares and securities giving access to ,
immediately or upon expiration, at any time or on a fixed date, through subscription, conversion, exchange, redemption,
presentation of a warrant or by any other means, the attribution of shares of the Company or shares of Companies in which Alcatel holds directly or indirectly more than half of its share capital, or a
Company which indirectly or directly holds more than half of
Alcatel's share capital subject to the authorization by the
Company in which the rights are exercised precised that stock can be issued for the purposes of remunerating securities that are tendered in connection with an exchange offer as consideration for securities that would be contributed to Alcatel under the conditions provided for in Article L.225-148 of the French
Commercial Code, as part of a tender offer that includes an
exchange offer, or as part of any other transaction that has the same effect as an exchange offer that is initiated by the Company on the shares of another Company whose securities are traded on a regulated market in a foreign jurisdiction, or by Companies in which the Company directly or indirectly holds more than half of the share capital, or of a Company that directly or indirectly owns more than half of the share capital of the Company, of all
securities giving rights, through subscription, conversion,
exchange, redemption, presentation of a warrant or by any other means, to the attribution, immediately or upon expiration, at any time or on a fixed date, of ordinary shares or securities giving access to share capital, and particularly with a view to effecting an external growth transaction, and, more specifically, the acquisition of any Company by immediate or deferred payment in shares of the Company. 2. set the period of validity of this delegated power at 15 months starting from the date of this meeting. 3. resolve to cancel the preferential subscription right of shareholders in respect of the ordinary shares and securities giving access to the
Company's share capital which may be issued pursuant to this resolution, while allowing the Board of Directors, if it considers it appropriate, to confer on the shareholders in respect of all or part of the issuance made, a priority right of subscription exercisable during such period and under such conditions as it shall determine in accordance with Article L.225-135 of the Commercial Code, this preferential subscription right will not entail the creation of negotiable rights, however it can, if the Board of Directors deems it to be timely and appropriate, be exercised on an irreducible or reducible basis; the unsubscribed shares or securities pursuant to such non negotiable preferential right will be subject to a public placement in France and/or, if applicable, abroad and/or on the international market. 4. decide to set the aggregate total of issues that may be decided by the Board of Directors pursuant to this delegation as follows: the capital increase(s) determined by the
Board of Directors and concluded either now or in the future pursuant to this delegation and for other purposes than concluding the Transaction according to the terms provided for in the Merger
Agreement may not give rise to the issuance of a number of
ordinary shares greater than 10% of the Company's share capital, or 142,500,000 shares, which does not take into account the
number of ordinary shares to be issued, if need be, for the
adjustments made pursuant to applicable contractual provisions to protect the rights of holders of securities giving access to the share capital of the Company, it being specified the nominal amount of the ordinary shares issued pursuant to such capital increase(s) shall count towards the amount of the ceiling set in the twenty-fourth resolution adopted by the Shareholders' Meeting held on May 20, 2005, the maximum aggregate nominal amount
of ordinary shares that may be issued pursuant to this delegation of authority and for other purposes than the conclusion of the
Transaction, either directly or upon exercise of securities giving access to the Company's share capital, may not exceed
285,000,000 euros (or the equivalent of this amount in any other currency which is legal tender, or in any other established
monetary unit established by reference to a basket of currencies, on the date that the decision of the issue is made), it being specified that (i) this sum does not include redemption premium(s)
above par value, if this was planned, (ii) the number of ordinary shares that may be issued as a consequence of these issues of securities giving access to share capital, with cancellation of preferential subscription rights, shall count towards the ceiling of
142,500,000 shares set in this resolution, and (iii) the nominal amount of the ordinary shares issued, as the case may be, upon conversion of the securities giving access to share capital shall count towards the amount of the ceiling set in the twenty-fourth resolution adopted by the Shareholders' Meeting held on May 20,
2005, the maximum nominal amount of the Company's debt
securities that may be issued may not exceed the limit of EUR 6 billion or the equivalent of this amount and shall count towards the amount of the ceiling set in the twenty-fourth resolution adopted by the shareholders' meeting held on May 20, 2005. 5. formally note that this delegated power shall automatically entail the waiver by the shareholders of their preferential subscription rights in respect of the shares to which the securities which may be issued pursuant to such delegated power confer a right. 6. resolve that the amount of the consideration paid or which may subsequently be paid to the Company for each of the shares issued in the
context of this delegated power, shall be at least equal to the weighted average price of the share quoted on the Eurolist Market of Euronext Paris during the three last trading sessions preceding the fixing of the price, less, eventually, a maximum discount of
5%; This average shall be corrected, if applicable, in the event of a difference among the dates as of which the shares are entitled to dividends. 7. resolve that the Board of Directors shall have all necessary powers, continued...
Continued... with power of sub-delegation, to implement this	Non-Voting
delegated power under the conditions set by law and, in particular, to: determine the nature and number of the ordinary shares and securities to be issued, their characteristics, the amount of the issuance premium and the other terms of the issuance, and, in particular, the date from which the new shares shall confer a right to dividends, which may be retroactive, set the terms pursuant to which the Company shall, if applicable, have the ability to
purchase or exchange on the stock exchange the securities
issued or to be issued, at any time or during set periods, more particularly, in the event of the issuance of securities for the purpose of delivering them against the securities tendered in the context of a public exchange offer or a transaction having the same effect: approve the list of securities tendered in the context of the exchange, determine the terms of the issuance, the
exchange ratio and, if applicable, the amount of the balance to be paid in cash, determine the terms of the issuance in the context either of a public exchange offer, a purchase or exchange offer being made in the alternative, or of a public offer that is mainly a purchase or an exchange offer, coupled with a public exchange offer or a public purchase offer of a more limited scope, charge the expenses of the capital increases to the amount of the
premiums relating thereto and to deduct from that amount the sums necessary to increase the legal reserve to one tenth of the new share capital after each increase, the balance being available to be appropriated in any way decided on by the board of directors or the Ordinary Shareholders' Meeting, in general, enter into any agreement, in particular to ensure the successful implementation of the issuance or issuances contemplated, take any necessary measures and carry out any formalities necessary for the issuance and in order to comply with the financial obligations arising from the securities issued pursuant to this delegated power, as well as for the exercise of the rights attached thereto, note that the Board of Directors will inform the General Shareholders' Meeting each year of the transactions carried out pursuant to this resolution
E.35	Authorization to be given to the Board of Directors to increase the	Management	For
share capital of the Company by the issuance of shares or other securities conferring a right to shares of the Company, reserved to participants in a Company Savings Plan Voting under the quorum and majority requirements of an Extraordinary Shareholders'
Meeting, the shareholders, having read the report of the Board of
Directors and the special report of the Statutory Auditors: 1.
cancel the authorization given to the Board of Directors by the
25th resolution of the Shareholders' Meeting held on May 20,
2005, but without retroactive effect and only with respect to the balance of such authorization remaining unused as of the date of this Shareholders' Meeting; 2. authorize the Board of Directors in the context of the provisions of Articles L.225-138-1 and L.229-
129-6 of the Commercial Code, and of Article L.443-5 of the Labor
Code, to increase the capital of the Company on one or more
occasions, at its sole initiative, by the issue of new shares to be paid in cash, and, if applicable, by means of the calculation of the reserves, earnings or premiums in the share capital and by the free distribution of shares or other securities conferring a right to the capital of the Company under the conditions set by law, and reserved to participants in a Company Savings Plan; 3. resolve that the beneficiaries of the capital increases authorized hereby shall be the participants in a Company Savings Plan of Alcatel or of affiliates of Alcatel within the meaning of Article L.225-180 of the Commercial Code, and who further satisfy any conditions that may be set by the Board of Directors; 4. resolve to cancel the preferential subscription rights of the shareholders in respect of the shares issued in this way, in favor of the said beneficiaries; 5.
set the period of validity of this delegated power at 15 months starting from the date of this meeting; 6. resolve to limit the maximum number of shares of the Company which may be issued
pursuant to this resolution to 3% of the capital of the Company at the time of the issuance; 7. resolve that the subscription price for the shares shall not be more than 5% lower than the average
opening prices of the shares quoted on the Eurolist Market of
Euronext Paris during the twenty trading sessions preceding the date of the Board of Directors' decision setting the opening date of the subscription, nor shall it be higher than this average, which, if applicable, shall be corrected in the event of a difference among the dates on which the shares are entitled to dividends; Once this delegation has been implemented, the Board of Directors will be able to adjust the amount of the reduction on a case by case basis in order to comply with applicable legal and regulatory limits in the various countries that are pertinent to the transaction; 8. authorize the Board of Directors, pursuant to this authorization, to issue any securities conferring a right to the capital of the Company which might be authorized in the future by the laws or regulations then in force; 9. resolve that the Board of Directors shall have all necessary powers, with the power of sub-delegation, to implement this delegated power, subject to the limitations and under the conditions specified above, in order, in particular, to: determine the Companies whose beneficiaries shall be entitled to benefit from the subscription offer, and to set the conditions to be satisfied by the beneficiaries, determine the nature of the securities to be created, their characteristics and the manner of their issuance, decide that subscriptions may be effected directly or through a mutual fund or through another entity in accordance with the legislation in force, decide and set the terms of free distributions of shares or of other securities conferring a right to the capital of the
Company, pursuant to the authorization granted above, set the period granted to subscribers to pay for their securities, set the date from which the new shares shall confer a right to dividends, which may be retroactive, formally record the completion of the capital increase for the number of shares actually subscribed, or decide to increase the amount of the capital increase so that all of the subscription requests received may be satisfied, charge the expenses of the capital increases to the amount of the premiums relating thereto and to deduct from that amount the sums
necessary to increase the legal reserve to one tenth of the new share capital after each increase, the balance being available to be appropriated in any way decided by the Board of Directors or the Ordinary Shareholders' Meeting, in general, to take any steps necessary to complete the capital increases, to carry out any formalities required in connection therewith and to make any necessary related amendments to the Articles of Incorporation and bylaws
E.36	Authorization to be given to the Board of Directors to distribute	Management	Against	Against
existing shares of the Company or shares to be issued by the
Company, free of charge Voting under the quorum and majority requirements of an Extraordinary Shareholders' Meeting, the
shareholders, having read the report of the Board of Directors and the special report of the Statutory Auditors, in accordance with the
Articles L.225-197-1 and following of the Commercial Code: 1.
authorize the Board of Directors to make distributions of existing
Company shares or of Company shares to be issued in the future, free of charge, on one or more occasions, to members of salaried staff, or certain classes thereof, and to the Chairman, Chief
Executive Officer and Deputy Executive Officers, of Alcatel and of
Companies or economic interest groups affiliated therewith under the conditions provided by Article L.225-197-2 of the Commercial
Code; 2. resolve that the Board of Directors shall determine the identity of the beneficiaries of such distributions together with the conditions thereof and, if applicable, the criteria for the allocation of such shares; 3. resolve that the total number of shares
distributed free of charge shall not represent more than 1% of the
Company's capital; 4. resolve: to set for two years the minimum period of each acquisitions' period and shares retentions' period, if the regulation provides it, at the date of the Boards of Directors decision for the scrip issue, to determine the minimum
acquisitions' period for four years and in this case to cancel the retentions' period, for all or for a part of the shares granted, to give all powers to the Board of directors to increase the periods aforementioned; 5. authorize the Board of Directors, if necessary, during the purchase period, to make adjustments to the number of shares distributed free of charge, depending upon eventual
transactions affecting the capital of the Company, in order to preserve the rights of the beneficiaries; 6. in the event of the distribution, free of charge, of shares to be issued, authorize the
Board of Directors to increase the share capital, at the end of the purchase period, by the capitalization of reserves, profits or issuance premiums in favor of the beneficiaries of the said shares and notes that by giving this authorization, the shareholders waive their right to their share of the reserves, profits and premiums capitalized in this way in favor of the beneficiaries of the said shares; 7. set the period of validity of this delegated power at 15 months starting from the date of this meeting; 8. resolve that the
Board of Directors shall have all necessary powers, particularly, in the event of the distribution of shares to be issued, to set the amount and nature of the reserves, profits and premiums to be capitalized, to determine the amount of the unavailable reserve by deduction from the profits, premiums or reserves line items, to formally note any capital increase effected pursuant to this delegated power, to amend the articles of incorporation and
bylaws as a result thereof and, in general, to take all necessary action
E. A	PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:	Shareholder	For	Against
Modification of Article 22 of the By-laws-cancellation of the provisions limiting voting rights Not agreed by the Board of
Directors The general shareholders meeting does cancel, within
Article 22 of the By-laws of the Company, the provisions limiting the voting rights of the shareholders in a shareholder meeting to
8% of the simple voting rights and to 16% of the double voting rights of the shareholders. Explanation supporting the draft resolution 'Why asking the cancellation of the limitation on voting rights of the shareholders at shareholders meetings? Following the initiatives of Sicav Proxy Active Investors and of several institutional investors looking to promote better governance in
CAC 40 Companies, the Board of the Sicav Proxy Active Investors
presented to these Companies a draft resolution for their next shareholders meeting with a view to cancel the provisions in the by-laws limiting the voting rights. This proposal comes after several discussions with senior management of these Companies or their teams. For the Board of these Companies, provisions limiting voting rights help protect the Company against <
takeovers>> by one or several shareholders who would take the benefit of the low attendance percentage on the shareholders meetings without filing a mandatory tender offer. The <
takeover>> is a difficult process nowadays, since each
shareholder has to inform the Company and the market authorities upon crossing certain thresholds. Management of these
Companies refer to low attendance percentage (which is true) and most frequently mention the Havas situation. Havas example
seems, however, to be a counterexample - it shows that if the
Board asks the shareholders to take position on major subjects, the shareholders attend - 72% of the shareholders expressed their vote during JUN 2005 shareholders meeting. In addition, such provisions prevent family and institutional investors holding an important portion of capital from actively participating in the strategy of the Company by supporting actions implemented by the Board. They have an adverse effect by preventing the creation of reference investors which could, together with management and employee shareholders, oppose a hostile takeover. Only 6
CAC40 Companies still have such limitations on voting rights, which violate the principle of equality of shareholders in a shareholders meeting - one share, one vote - each shareholders being able to vote to the extent of his share of capital. All those
Companies which do not have such a provision and have no other protection, are not subject to <> either (Air
Liquide, Saint Gobain...). Most of the institutional investors, whether French or foreign, consider that this type of protection prevents the optimal valuation of the listed Companies and in addition prevents the shareholders from challenging certain
management decisions, the only way of challenge remaining a
hostile takeover. In 2005, the shareholders have rejected by more than 58% of the votes the proposal of Vivendi Universal to reinsert into its by-laws the provision limiting the voting rights above 2% of the capital
E.37	The shareholders give all necessary powers to the bearer of an	Management	For	For
original, copy or extract of the minutes of this Shareholders'
Meeting, to effect all filings and carry out other formalities, as necessary

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
05909	PEC	71893	0	20-Jul-2007

AKZO NOBEL NV (FORMERLY AKZO NV ARNHEM)
Security	N01803100	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	07-Sep-2006
ISIN	NL0000009132	Agenda	701051980 - Management

Item	Proposal		Type	Vote	For/Against
Management
	PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING		Non-Voting
AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
PERIOD ENDS ONE DAY AFTER THE REGISTRATION DATE
SET ON 31 AUG 2006. SHARES CAN BE TRADED
THEREAFTER. THANK YOU
1.	Opening		Non-Voting
2.	Approve to separate the Akzo Nobel Group into 2 Independent		Management	For	For
Companies, Akzo Nobel N.V. active in coatings and chemicals
	and Organon Biosciences N.V. OBS	active in pharmaceuticals,
through the dinvestment of all shares held or to be held by Akzo
Nobel N.V. in OBS on conditions to be determined by Akzo
Nobel's Board of Management with the approval of the
Supervisory Board
3.	Closing		Non-Voting

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
05909	PEC	268200	0	19-Jul-2007

BRITISH SKY BROADCASTING GROUP PLC
Security	G15632105	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	03-Nov-2006
ISIN	GB0001411924	Agenda	701050344 - Management

Item	Proposal	Type	Vote	For/Against
Management
1.	Receive the financial statements for the YE 30 JUN 2006,	Management	For	For
together with the report of the Directors and the Auditors thereon
2.	Declare a final dividend of 6.7p per ordinary share for the YE 30	Management	For	For
JUN 2006
3.	Re-appoint Mr. Chase Carey as a Director	Management	For	For
4.	Re-appoint Mr. Nicholas Ferguson as a Director	Management	For	For
5.	Re-appoint Mr. James Murdoch as a Director	Management	For	For
6.	Re-appoint Mr. Jacques Nasser as a Director	Management	For	For
7.	Re-appoint Mr. David Devoe as a Director	Management	For	For
8.	Re-appoint Mr. Rupert Murdoch as a Director	Management	For	For
9.	Re-appoint Mr. Arthur Siskind as a Director	Management	For	For
10.	Re-appoint Deloitte & Touche LLP as the Auditors and authorize	Management	For	For
the Directors to agree their remuneration
11.	Receive the report of Directors' remuneration for the YE 30 JUN	Management	For	For
2006
12.	Authorize the Company, in accordance with Section 347C of the	Management	For	For
Companies Act 1985 as amended the Act , to make donations to
EU political organization as defined in Section 347A of the Act, not exceeding GBP 100,000 in total and to incur EU political
expenditure up to a maximum aggregate amount of GBP 100,000
in total; Authority expires at the conclusion of the next AGM of the
Company to be held in 2007 or on 31 DEC 2007 provided that the authorized sum referred above be comprised of one or more
amounts in different currencies which for the purposes of
calculating the said sum, shall be converted into pounds sterling at the exchange rate published in the London edition of the Financial
Times of the day on which the relevant donation is made or
expenditure incurred or the first business day thereafter or, if earlier, on the day in which the Company enters into any contract or undertaking in relation to the same
13.	Authorize the Directors, pursuant to and in accordance with	Management	For	For
Section 80 of the Act 1985 as amended the Act , to allot relevant securities up to an aggregate nominal amount of GBP
295,000,000 approximately 33% of the nominal issued ordinary share capital ; Authority expires at the conclusion of the next
AGM of the Company ; and the Directors may allot relevant
securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry
s.14	Authorize the Directors, subject to the passing of Resolution 13	Management	For	For
and pursuant to Section 95 of the Act to allot equity securities with in the meaning Section 94 of the Act, for cash pursuant to the authority conferred by Resolution 13, dis-applying the statutory pre-emption rights Section 89(1) of the Act , provided that this power is limited to the allotment of equity securities a) in connection with a rights issue; and b) up to an aggregate nominal amount of GBP 44,000,000 5% of the nominal issued ordinary
share capital ; and authorize the Directors to make offers or which would or might require equity securities to be allotted after the expiry of such period

Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares
05909	PEC	802600	0	19-Jul-2007

TELE NORTE LESTE PARTICIPACOES S.A.
Security	879246TBH	Meeting Type	Special
Ticker Symbol		Meeting Date	13-Nov-2006
ISIN		Agenda	932594307 - Management

Item	Proposal	Type	Vote	For/Against
Management
01	TO APPROVE THE STOCK SWAP (INCORPORACAO DE	Management	Against	Against
ACOES) OF THE PREFERRED AND ORDINARY SHARES OF
TELE NORTE LESTE PARTICIPACOES S.A. FOR THE NEWLY
ISSUED ORDINARY SHARES OF TELEMAR PARTICIPACOES
S.A., AS MORE FULLY DESCRIBED IN THE ACCOMPANYING
PROSPECTUS AND "PROTOCOL FOR STOCK SWAP OF TELE
NORTE LESTE PARTICIPACOES S.A. INTO TELEMAR
PARTICIPACOES S.A."

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000000005909	61C	115700	0	01-Nov-2006

TELE NORTE LESTE PARTICIPACOES S.A.
Security	879246TBH	Meeting Type	Special
Ticker Symbol		Meeting Date	13-Nov-2006
ISIN		Agenda	932598987 - Management

Item	Proposal	Type	Vote	For/Against
Management
01	TO APPROVE THE STOCK SWAP (INCORPORACAO DE	Management	Against	Against
ACOES) OF THE PREFERRED AND ORDINARY SHARES OF
TELE NORTE LESTE PARTICIPACOES S.A. FOR THE NEWLY
ISSUED ORDINARY SHARES OF TELEMAR PARTICIPACOES
S.A., AS MORE FULLY DESCRIBED IN THE ACCOMPANYING
PROSPECTUS AND "PROTOCOL FOR STOCK SWAP OF TELE
NORTE LESTE PARTICIPACOES S.A. INTO TELEMAR
PARTICIPACOES S.A."

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000000005909	61C	115700	0	03-Nov-2006	03-Nov-2006

TELE NORTE LESTE PARTICIPACOES S.A.
Security	879246TBH	Meeting Type	Special
Ticker Symbol		Meeting Date	13-Nov-2006
ISIN		Agenda	932603459 - Management

Item	Proposal	Type	Vote	For/Against
Management
01	TO APPROVE THE STOCK SWAP (INCORPORACAO DE	Management	Against	Against
ACOES) OF THE PREFERRED AND ORDINARY SHARES OF
TELE NORTE LESTE PARTICIPACOES S.A. FOR THE NEWLY
ISSUED ORDINARY SHARES OF TELEMAR PARTICIPACOES
S.A., AS MORE FULLY DESCRIBED IN THE ACCOMPANYING
PROSPECTUS AND "PROTOCOL FOR STOCK SWAP OF TELE
NORTE LESTE PARTICIPACOES S.A. INTO TELEMAR
PARTICIPACOES S.A."

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000000005909	61C	115700	0	08-Nov-2006	09-Nov-2006

COMPANIA ANONIMA NAC. TEL. DE VENEZU
Security	204421101	Meeting Type	Special
Ticker Symbol	VNT	Meeting Date	27-Nov-2006
ISIN		Agenda	932602940 - Management

Item	Proposal	Type	Vote	For/Against
Management
01	THE APPROVAL OF THE PAYMENT OF A DIVIDEND FOR 2006	Management	For
OF BS. 307.14 PER SHARE REPRESENTING US$ 1.00 PER
ADS (CONVENIENCE US$ CONVERSION AT THE CURRENT
OFFICIAL EXCHANGE RATE OF BS. 2,150 PER US$) PAYABLE
ON DECEMBER 13, 2006, TO SHAREHOLDERS OF RECORD
AS OF DECEMBER 6, 2006.

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000000005909	61C	236675	0	15-Nov-2006	15-Nov-2006

BANCA INTESA SPA, MILANO
Security	T17074104	Meeting Type	MIX
Ticker Symbol		Meeting Date	30-Nov-2006
ISIN	IT0000072618	Agenda	701104301 - Management

Item	Proposal	Type	Vote	For/Against
Management
	PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING #	Non-Voting
345625 DUE TO CHANGE IN THE NUMBER OF
RESOLUTIONS. ALL VOTES RECEIVED ON THE PREVIOUS
MEETING WILL BE DISREGARDED AND YOU WILL NEED TO
REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.
	PLEASE NOTE IN THE EVENT THE MEETING DOES NOT	Non-Voting
REACH QUORUM, THERE WILL BE A SECOND CALL ON 01
DEC 2006. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. PLEASE BE ALSO ADVISED THAT YOUR
SHARES WILL BE BLOCKED UNTIL THE QUORUM IS MET OR
THE MEETING IS CANCELLED. THANK YOU.
E.1	Approve the revocation, for the unexecuted part, of the resolution	Management	For	For
of the shareholders meeting of Banca Intesa S.P.A. dated 17 DEC
2002, in relation to the attribution to the Board of Directors of the power to increase the share capital up to a maximum amount of
EUR 52,000,000 in order to support the Stock Option Plan
E.2	Approve, the project for the merger into Banca Intesa S.P.A. of	Management	For	For
Sanpaolo Imi S.P.A. which entails, among other issues: i) the increase in share capital in order to support the merger for a total maximum amount of EUR 3,037,379,042.88; ii) a further increase in share capital for a maximum nominal amount of E EUR
15,835,003.08 in order to support the Stock Option Plans already resolved upon by Sanpaolo Imi S.P.A.; and iii) adopt a new text of
Articles of Association, which is characterized, among other things, by the adoption of the dual Corporate Governance system
A.1.1	Elect candidates proposed by Fonsazione CARIPLO to the	Management	Against	Against
Supervisory Board
A.1.2	Elect candidates proposed by ACRA to the Supervisory Board	Management	For	For
A.2	Authorize for the purchase and subsequent assignment for free to	Management	For	For
the employees of shares of Banca Intesa

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
05909	PEC	1652950	0	19-Jul-2007

INFINEON TECHNOLOGIES AG, MUENCHEN
Security	D35415104	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	15-Feb-2007
ISIN	DE0006231004	Agenda	701124771 - Management

Item	Proposal	Type	Vote	For/Against
Management
	PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED	Non-Voting
DEPENDING ON SOME SUBCUSTODIANS' PROCESSING IN
THE MARKET. PLEASE CONTACT YOUR ADP CLIENT
SERVICE REPRESENTATIVE TO OBTAIN BLOCKING
INFORMATION FOR YOUR ACCOUNTS.
1.	Presentation of the financial statements and annual report for the	Non-Voting
FY 2005/2006 with the report of the Supervisory Board, the Group financial statements and the Group annual report
2.	Resolutions on the acts of the Board of Managing Directors; a)	Management	For	For
ratification of the acts of the Board of Managing Directors during the FY 2005/2006; b) non-ratification of the acts of Dr. Andreas V.
Zitzewitz during the FY 2005/2006
3.	Ratification of the acts of the Supervisory Board during the FY	Management	For	For
2005/2006
4.	Appointment of Auditors for the FY 2006/2007: KPMG Deutsche	Management	For	For
Treuhand-Gesellschaft AG, Berlin and Frankfurt
5.	Resolution on the creation of authorized capital of authorized	Management	For	For
capital, and the corresponding amendment to the Article of
Association; the Board of Management Directors shall be
authorized, with the consent of the Supervisory Board, to increase the share capital by up to EUR 224,000,000 through the issue of registered no-par shares against contributions in cash and/or kind, on or before 14 FEB 2012 authorized capital 2007;
shareholders shall be granted subscription rights for a capital increase against contributions in cash except for residual
amounts, for a capital increase of up to 10% of the share capital if the shares are issued at a price not materially below their market price, for the issue of shares against contribution, and in order to grant such rights to holders of convertible and/or options rights;
shareholder's subscription rights may also be excluded for a capital increase in kind
6.	Resolution on the authorization to issue convertible and/or warrant	Management	For	For
bonds, the creation of contingent capital, and the corresponding amendment to the Articles of Association; the Board of Managing
Directors shall be authorized, with a consent of the Supervisory
Board to issue bonds of up to EUR 4,000,000,000, having a term of up to 20 years and conferring convertible and/or option right for shares of the Company on or before 14 FEB 2012; shareholders shall be granted subscription rights except for the issue of bonds conferring convertible and/or option rights for shares of the
Company of up to 10% of the share capital at a price not
materially below their theoretical market value for residual amounts for the issue of bonds against contributions in kind, and in order to grant such rights to holders of convertible and/or options rights; the Company's share capital shall be increased accordingly by up to EUR 248,000,000 through the issue of up to
124,000,000 new registered no-par shares, insofar as convertible and/or options rights are exercised contingent capital 2007;
furthermore, the contingent capital II/2002 of up to EUR
152,000,000 shall be reduced to an amount of up to EUR
76,000,000
7.	Authorization to acquire own shares of up to 10% of the share	Management	For	For
capital, at prices deviating neither more than 5%; from the market price of the shares if the shares acquired through the stock exchange, nor more than 10%; if the shares are acquired by way of a repurchase offer, on or before 14 AUG 2008; the Board of
Managing Directors shall be authorized to sell the shares on the stock exchange to retire the shares, and to use the shares for mergers and acquisitions or for the fulfillment of convertible and/or option rights
8.	Amendment to the Article of Association in respect of the	Management	For	For
Company's domicile being transferred to Neubiberg
9.	Amendment to the Articles of Association in respect of the	Management	For	For
Chairman of the shareholders' meeting being authorized to limit shareholder questions and remarks to a reasonable amount of
time
	COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS	Non-Voting
MEETING. A LINK TO THE COUNTER PROPOSAL
INFORMATION IS AVAILABLE IN THE MATERIAL URL
SECTION OF THE APPLICATION. IF YOU WISH TO ACT ON
THESE ITEMS, YOU WILL NEED TO REQUEST A MEETING
ATTEND AND VOTE YOUR SHARES AT THE COMPANYS
MEETING.

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
05909	PEC	555700	0	19-Jul-2007

COMPASS GROUP PLC
Security	G23296182	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	16-Feb-2007
ISIN	GB0005331532	Agenda	701132374 - Management

Item	Proposal	Type	Vote	For/Against
Management
1.	Receive and adopt the financial statements of the Company for	Management	For	For
the FYE 30 SEP 2006 and the reports of the Directors and the
Auditors thereon
2.	Approve the Directors' remuneration report for the FYE 30 SEP	Management	Against	Against
2006
3.	Declare a final dividend of 6.7 pence per share on each of the	Management	For	For
Company's ordinary shares for the FYE 30 SEP 2006; subject to passing of this resolution, the final dividend will be paid on 05
MAR 2007 to shareholders on the register at the close of business on 09 FEB 2007
4.	Elect Mr. Richard Cousins as a Director	Management	For	For
5.	Elect Sir Ian Robinson as a Director	Management	For	For
6.	Elect Mr. Gary Green as a Director	Management	For	For
7.	Re-elect Mr. Andrew Martin as a Director, who retires by rotation	Management	For	For
8.	Re-appoint Deloitte & Touche LLP as the Auditors of the	Management	For	For
Company
9.	Authorize the Directors to determine the Auditors' remuneration	Management	For	For
10.	Authorize the Company and any Company, which is or becomes a	Management	For	For
subsidiary of the Company during the period to which this
resolution relates, to make donations to EU political organizations and incur EU political expenditure provided that any such
donations and expenditure made by the Company together with
those made by any subsidiary Company while it is a subsidiary of the Company shall not exceed in aggregate GBP 125,000 during that period; [Authority expires at the next AGM]
11.	Authorize the Directors to allot relevant securities pursuant to	Management	For	For
Article 11 of the Company's Articles of Association and Section 80
of the Companies Act 1985 [the Act] up to a maximum nominal
amount of GBP 68,700,000; this represents 687 million ordinary shares of 10 pence each in the capital of the Company which is approximately one- third of the Company's issued share capital as at 13 DEC 2006; the Company does not currently hold any shares as treasury shares; [Authority expires the earlier of the conclusion of the next AGM of the Company to be held in 2008 or 15 MAY
2008]; whilst the Directors have no current plans to utilize this authority they consider its renewal appropriate in order to retain maximum flexibility to take advantage of business opportunities as they arise
s.12	Approve, subject to the passing of Resolution 11 above, to renew	Management	For	For
the power conferred on the Directors by Article 12 of the
Company's Articles of Association to issue equity securities of the
Company for cash without application of the pre-emption rights pursuant to Article 12 of the Company's Articles of Association
and Section 89 of the Companies Act 1985; other than in
connection with a rights, scrip dividend, or other similar issue, up to maximum nominal amount of GBP 10,300,000 [the section 89
amount]; this represent 103 million ordinary shares of 10 pence each in the capital of the Company, which is approximately 5 % of the Company's issued ordinary share capital as at 13 DEC 2006;
[Authority expires the earlier of the conclusion of the AGM of the
Company to be held in 2008 or 15 MAY 2008]; whilst the Directors have no current plans to utilize this authority they consider its renewal appropriate in order to retain maximum flexibility to take advantage of business opportunities as they arise
s.13	Authorize the Company, pursuant to Article 58 of the Company's	Management	For	For
Articles of Association and in accordance with Section 166 of the
Companies Act 1985, to make market purchases [Section 163 of that Act] of up to 206 million ordinary shares of 10 pence each in the capital of the Company, at a minimum price of 10 pence and the maximum price [exclusive of expenses] which may be paid for each ordinary share which is the higher of 105% of the average of the middle market quotations for such shares derived from the
London Stock Exchange Daily Official List, over the previous 5 business days and an amount equal to the higher of the price of the last independent trade and an amount equal to the higher of the price of the last independent trade and the highest current independent bid as derived form the London Stock Exchange
Trading System [SETS]; [Authority expires the earlier of the conclusion of the next AGM of the Company or 15 AUG 2008]; the
Company, before the expiry, may make a contract to purchase
ordinary shares which will or may be executed wholly or partly after such expiry

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
05909	PEC	1812800	0	19-Jul-2007

PORTUGAL TELECOM SGPS SA, LISBOA
Security	X6769Q104	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	02-Mar-2007
ISIN	PTPTC0AM0009	Agenda	701135976 - Management

Item	Proposal	Type	Vote	For/Against
Management
	PLEASE SEE ARTICLE 13 OF THE ARTICLES OF	Non-Voting
ASSOCIATION OF PORTUGAL TELECOM, SGPS S.A.
CONCERNING THE ATTENDANCE AND THE EXERCISE OF
VOTING RIGHTS AT THIS GENERAL MEETING OF
SHAREHOLDERS. ARTICLE 13 CAN BE FOUND AT THE
FOLLOWING URL:
http://ww3.ics.adp.com/streetlink_data/dirGPICS/saC605.pdf
	PLEASE NOTE THAT THE ARTICLES OF ASSOCIATION	Non-Voting
ESTABLISH A LIMITATION ON THE VOTES THAT MAY BE
CAST BY EACH SHAREHOLDER, AS NUMBER 7 OF ARTICLE
13 OF THE ARTICLES OF ASSOCIATION PROVIDES THAT
VOTES EXCEEDING 10% OF THE COMPANY'S VOTES
CORRESPONDING TO ITS SHARE CAPITAL SHALL NOT BE
COUNTED. BY SUBMITTING YOUR VOTE, YOU ARE
CONFIRMING THAT YOU ARE NOT VOTING 10% OR MORE
OF THE COMPANY'S VOTES CORRESPONDING TO ITS
SHARE CAPITAL. PLEASE CONTACT YOUR ADP CLIENT
SERVICE REPRESENTATIVE SHOULD YOU HAVE ANY
QUESTIONS.
1.	Elect the Vice-Chairman and Secretary of the general meeting of	Management	For	For
shareholders following the termination of the office of the former holders of these positions.
2.	Appoint a Director to complete the 2006/2008 mandate.	Management	For	For
3.	Approve to resolve the removal of Subparagraph a) Number 1 of	Management	Abstain	Against
Article 12 and Numbers 7, 8, 9, 11, 12 and 15 of Article 13 of the
Articles of Association as well as on the amendments to
Subparagraphs b) and d) Number 1 of Article 12 and Numbers 2
and 3 and Subparagraph b) Number 14 of Article 13 of the Articles
of Association; this resolution assumes that the terms, conditions and consideration of the tender offer for all of the shares of the
Company's share capital, announced on 12 JAN 2007 by
Sonaecom, SGPS, S.A. and Sonaecom, B.V., are final, and the
resolution is subject to the success of the offer.
4.	Approve to resolve on the authorization, under the terms of	Management	Abstain	Against
Number 1 of Article 9 of the Articles of Association, for Sonaecom,
SGPS, S.A. and/or Sonaecom, B.V. to hold ordinary shares
representing more than 10% of the Company's share capital; this authorization is subject to the offer's success and assumes that the terms, conditions and consideration of the tender offer for all of the shares of the Company's share capital, announce on 12 JAN
2007 by Sonaecom, SGPS, S.A. and Sonaecom, B.V., are final.

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
05909	PEC	1065817	0	19-Jul-2007

TYCO INTERNATIONAL LTD.
Security	902124106	Meeting Type	Annual
Ticker Symbol	TYC	Meeting Date	08-Mar-2007
ISIN		Agenda	932626003 - Management

Item	Proposal		Type	Vote	For/Against
Management
01	DIRECTOR		Management
	1	DENNIS C. BLAIR		For	For
	2	EDWARD D. BREEN		For	For
	3	BRIAN DUPERREAULT		For	For
	4	BRUCE S. GORDON		For	For
	5	RAJIV L. GUPTA		For	For
	6	JOHN A. KROL		For	For
	7	H. CARL MCCALL		For	For
	8	BRENDAN R. O'NEILL		For	For
	9	WILLIAM S. STAVROPOULOS		For	For
	10	SANDRA S. WIJNBERG		For	For
	11	JEROME B. YORK		For	For
02	RE-APPOINTMENT OF DELOITTE & TOUCHE LLP AS TYCO'S		Management	For	For
INDEPENDENT AUDITORS AND AUTHORIZATION FOR THE
AUDIT COMMITTEE OF THE BOARD OF DIRECTORS TO SET
THE AUDITORS' REMUNERATION.

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000000005909	61C	432260	0	04-Apr-2007	28-Feb-2007

TYCO INTERNATIONAL LTD.
Security	902124106	Meeting Type	Special
Ticker Symbol	TYC	Meeting Date	08-Mar-2007
ISIN		Agenda	932630139 - Management

Item	Proposal	Type	Vote	For/Against
Management
1A	APPROVAL OF REVERSE STOCK SPLIT OF THE COMPANY'S	Management	For	For
COMMON SHARES AT A SPLIT RATIO OF 1 FOR 4.
1B	APPROVAL OF CONSEQUENTIAL AMENDMENT TO THE	Management	For	For
COMPANY'S AMENDED AND RESTATED BYE-LAWS.

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000000005909	61C	432260	0	28-Feb-2007	28-Feb-2007

SK TELECOM CO., LTD.
Security	78440P108	Meeting Type	Annual
Ticker Symbol SKM		Meeting Date	09-Mar-2007
ISIN		Agenda	932634086 - Management

Item	Proposal	Type	Vote	For/Against
Management
01	APPROVAL OF THE BALANCE SHEETS, THE STATEMENTS	Management	For	For
OF INCOME, AND STATEMENTS OF APPROPRIATIONS OF
RETAINED EARNINGS OF THE 23RD FISCAL YEAR, AS SET
FORTH IN ITEM 1 OF THE COMPANY'S AGENDA ENCLOSED
HEREWITH.
02	APPROVAL OF THE CEILING AMOUNT OF THE	Management	For	For
REMUNERATION OF DIRECTORS, AS SET FORTH IN THE
COMPANY'S AGENDA ENCLOSED HEREWITH.
3A1	APPROVAL OF THE APPOINTMENT OF MR. JUNG NAM CHO,	Management	For	For
AS EXECUTIVE DIRECTOR.
3A2	APPROVAL OF THE APPOINTMENT OF MR. SUNG MIN HA,	Management	For	For
AS EXECUTIVE DIRECTOR.
3B	APPROVAL OF THE APPOINTMENT OF MR. DAL SUP SHIM,	Management	For	For
AS INDEPENDENT NON-EXECUTIVE DIRECTOR WHO WILL
BE A MEMBER OF THE AUDIT COMMITTEE.

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000000005909	61C	50450	0	27-Feb-2007	28-Feb-2007

VIVO PARTICIPACOES
Security	92855S101	Meeting Type	Special
Ticker Symbol VIV		Meeting Date	15-Mar-2007
ISIN		Agenda	932635800 - Management

Item	Proposal	Type	Vote	For/Against
Management
01	TO RECEIVE THE MANAGEMENT REPORT; TO REVIEW,	Management	For
DISCUSS AND VOTE THE FINANCIAL STATEMENTS FOR
FISCAL YEAR ENDED 12.31.2006.
02	TO DECIDE ON THE PROFIT ALLOCATION FOR THE FISCAL	Management	For
YEAR AND DISTRIBUTION OF DIVIDENDS.
03	TO APPROVE THE CAPITAL BUDGET FOR FISCAL YEAR	Management	For
2007.
04	TO ELECT THE MEMBERS OF THE STATUTORY AUDIT	Management	For
COMMITTEE.
05	TO ESTABLISH THE OVERALL ANNUAL COMPENSATION OF	Management	For
MANAGEMENT AND THE INDIVIDUAL COMPENSATION OF
THE MEMBERS OF THE STATUTORY AUDIT COMMITTEE.
S1	TO RATIFY THE WORDING OF ARTICLE 5 OF THE BYLAWS,	Management	For
AS SUGGESTED BY THE BOARD OF DIRECTORS AT A
MEETING HELD ON 06.08.2006, WHEN THE INCREASE OF
THE CAPITAL STOCK OF THE COMPANY WAS
HOMOLOGATED.
S2	TO RATIFY THE ELECTION OF THE DIRECTORS: A. MR.	Management	For
MANOEL LUIZ FERRAO DE AMORIM, ELECTED ON 09.13.2006
B. MR. RUI MANUEL DE MEDEIROS D'ESPINEY PATRICIO C.
MR. JOAO PEDRO AMADEU BAPTISTA, ELECTED ON
05.10.2006.

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000000005909	61C	74350	0	08-Mar-2007	08-Mar-2007

VIVO PARTICIPACOES
Security	92855STBH	Meeting Type	Special
Ticker Symbol		Meeting Date	15-Mar-2007
ISIN		Agenda	932635800 - Management

Item	Proposal	Type	Vote	For/Against
Management
01	TO RECEIVE THE MANAGEMENT REPORT; TO REVIEW,	Management	For
DISCUSS AND VOTE THE FINANCIAL STATEMENTS FOR
FISCAL YEAR ENDED 12.31.2006.
02	TO DECIDE ON THE PROFIT ALLOCATION FOR THE FISCAL	Management	For
YEAR AND DISTRIBUTION OF DIVIDENDS.
03	TO APPROVE THE CAPITAL BUDGET FOR FISCAL YEAR	Management	For
2007.
04	TO ELECT THE MEMBERS OF THE STATUTORY AUDIT	Management	For
COMMITTEE.
05	TO ESTABLISH THE OVERALL ANNUAL COMPENSATION OF	Management	For
MANAGEMENT AND THE INDIVIDUAL COMPENSATION OF
THE MEMBERS OF THE STATUTORY AUDIT COMMITTEE.
S1	TO RATIFY THE WORDING OF ARTICLE 5 OF THE BYLAWS,	Management	For
AS SUGGESTED BY THE BOARD OF DIRECTORS AT A
MEETING HELD ON 06.08.2006, WHEN THE INCREASE OF
THE CAPITAL STOCK OF THE COMPANY WAS
HOMOLOGATED.
S2	TO RATIFY THE ELECTION OF THE DIRECTORS: A. MR.	Management	For
MANOEL LUIZ FERRAO DE AMORIM, ELECTED ON 09.13.2006
B. MR. RUI MANUEL DE MEDEIROS D'ESPINEY PATRICIO C.
MR. JOAO PEDRO AMADEU BAPTISTA, ELECTED ON
05.10.2006.

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000000005909	61C	115700	0	08-Mar-2007	08-Mar-2007

KT CORPORATION
Security	48268K101	Meeting Type	Annual
Ticker Symbol KTC		Meeting Date	16-Mar-2007
ISIN		Agenda	932635494 - Management

Item	Proposal	Type	Vote	For/Against
Management
01	APPROVAL OF FINANCIAL STATEMENTS FOR THE 25TH	Management	For	For
FISCAL YEAR, AS SET FORTH IN THE COMPANY'S NOTICE
OF MEETING ENCLOSED HEREWITH.
02	APPROVAL OF AMENDMENT OF ARTICLES OF	Management	For	For
INCORPORATION, AS SET FORTH IN THE COMPANY'S
NOTICE OF MEETING ENCLOSED HEREWITH.
3A	ELECTION OF THE MEMBER OF THE AUDIT COMMITTEE:	Management	For	For
JEONG RO YOON.
3B	ELECTION OF THE MEMBER OF THE AUDIT COMMITTEE:	Management	For	For
KON SIK KIM.
4A	ELECTION OF DIRECTOR: JONG LOK YOON.	Management	For	For
4B	ELECTION OF DIRECTOR: JEONG SOO SUH.	Management	For	For
4C	ELECTION OF DIRECTOR: PAUL C. YI	Management	For	For
05	APPROVAL OF LIMIT ON REMUNERATION OF DIRECTORS,	Management	For	For
AS SET FORTH IN THE COMPANY'S NOTICE OF MEETING
ENCLOSED HEREWITH.

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000000005909	61C	8708	0	05-Mar-2007	05-Mar-2007

LG ELECTRONICS INC
Security	Y5275H177	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	23-Mar-2007
ISIN	KR7066570003	Agenda	701149533 - Management

Item	Proposal	Type	Vote	For/Against
Management
1.	Approve the 5th financial statement, balance sheet, income	Management	For	For
statement and the proposed disposition of retained earning cash dividend ratio: common-ord KRW 750/1 ord share, KRW 800/1
pref share
2.	Elect Messrs. Yong Nam and Ho Young, Jung as the Directors;	Management	For	For
and elect Messrs. Seong Won, Hong [Sung Won, Hong]; In Ki,
Joo and Seok Chae Lee [Seok Che, Lee] as the Outside Directors
3.	Elect Prof. In Ki, Joo and Mr. Seok Chae Lee [Seok Che, Lee] as	Management	For	For
the Auditors
4.	Approve the remuneration limit for the Directors	Management	For	For

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
05909	PEC	212000	0	19-Jul-2007

COMPANIA ANONIMA NAC. TEL. DE VENEZU
Security	204421101	Meeting Type	Annual
Ticker Symbol VNT		Meeting Date	30-Mar-2007
ISIN		Agenda	932639579 - Management

Item	Proposal	Type	Vote	For/Against
Management
01	THE APPROVAL OF THE ANNUAL REPORT AND FINANCIAL	Management	For	For
STATEMENTS OF THE COMPANY FOR THE FISCAL YEAR
ENDED DECEMBER 31, 2006.
02	THE APPROVAL OF THE PAYMENTS OF AN ORDINARY	Management	For	For
DIVIDEND FOR 2007 OF BS. 922.07 PER SHARE
REPRESENTING US$ 3.003 PER ADS.
3A1	ELECTION OF DIRECTOR: VICENTE LLATAS (PRINCIPAL)	Management	For	For
AND ARMANDO YANES (ALTERNATE).
3A2	ELECTION OF DIRECTOR: DANIEL P. PETRI (PRINCIPAL) AND	Management	For	For
CHRISTOPHER BENNETT (ALTERNATE).
3A3	ELECTION OF DIRECTOR: JOHN LACK (PRINCIPAL) AND JON	Management	For	For
WELLS (ALTERNATE).
3A4	ELECTION OF DIRECTOR: EDWARD MCQUAID (PRINCIPAL)	Management	For	For
AND ARTURO BANEGAS (ALTERNATE).
3A5	ELECTION OF DIRECTOR: NICOLAS VEGAS (PRINCIPAL)	Management	For	For
AND VICTOR VERA (ALTERNATE).
3A6	ELECTION OF DIRECTOR: LUIS ESTEBAN PALACIOS	Management	For	For
(PRINCIPAL) AND FRANCISCO CASAS (ALTERNATE).
3A7	ELECTION OF DIRECTOR: JOSE MANUEL ORTEGA	Management	For	For
(PRINCIPAL) AND ADOLFO LEDO (ALTERNATE).
04	APPOINTMENT OF ESPINEIRA, SHELDON Y ASOCIADOS -	Management	For	For
MEMBER FIRM OF PRICEWATERHOUSECOOPERS, AS
EXTERNAL AUDITORS FOR 2007.
05	APPOINTMENT OF THE NOMINATED STATUTORY	Management	For	For
AUDITORS: EUDORO BARRETO (PRINCIPAL) AND
QUISQUEYA PLANAS (ALTERNATE)

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000000005909	61C	236675	0	23-Mar-2007	23-Mar-2007

DAIMLERCHRYSLER AG, STUTTGART
Security	D1668R123	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	04-Apr-2007
ISIN	DE0007100000	Agenda	701160436 - Management

Item	Proposal	Type	Vote	For/Against
Management
	PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING	Non-Voting
ID: 364354 DUE TO ADDITIONAL OF RESOLUTIONS. ALL
VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
	PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED	Non-Voting
DEPENDING ON SOME SUBCUSTODIANS' PROCESSING IN
THE MARKET. PLEASE CONTACT YOUR ADP CLIENT
SERVICE REPRESENTATIVE TO OBTAIN BLOCKING
INFORMATION FOR YOUR ACCOUNTS.
1.	Presentation of the financial statements and annual report for the	Non-Voting
2006 FY with the report of the Supervisory Board, the Group
financial statements and Group annual report
2.	Resolution on the appropriation of the distributable profit of EUR	Management	For	For
1,542,245,626.50 as follows: payment of a dividend of EUR 1.50 per no-par share ex-dividend and payable date: 05 APR 2007
3.	Ratification of the acts of the Board of Managing Director's	Management	For	For
4.	Ratification of the acts of the Supervisory Board	Management	For	For
5.	Appointment of Auditors for the 2007 FY: KPMG Deutsche	Management	For	For
Treuhand-Gesellschaft AG, Frankfurt and Berlin
6.	Renewal of the authorization to acquire own shares The company	Management	For	For
shall be authorized to acquire own shares of up to EUR
267,000,000, at a price differing neither more than 5%; from the market price of the shares if they are acquired through the stock exchange, nor more than 20% if they are acquired by way of a repurchase offer, on or before 04 OCT 2008; the Board of
Managing Directors shall be authorize d to use the shares in connection with mergers and acquisitions, to use the shares within the Company's Stock Option Plan 2000 or as employee shares,
and to retire the shares
7.	Elections to the Supervisory Board recommended Prof. Dr.	Management	For	For
Clemens Boersig
8.	Resolution on an amendment to the Articles of Association; in	Management	For	For
accordance with the new Transparency Directive Implementation
Law Section 20, regarding the Company being authorized to
transmit information t o shareholders by electronic means
9a.	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER	Shareholder	Against	For
PROPOSAL: Article 1 of the Articles of Incorporation, currently worded 'The name of the corporation is DaimlerChrysler AG; The registered office of the corporation is in Stuttgart;' is amended as follows: 'The name of the corporation is Daimler-Benz AG; The registered office of the corporation is in Stuttgart'
9B.	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER	Shareholder	Against	For
PROPOSAL: The Board of Management is authorized to defer
notification of the change of name for entry in the Commercial
Register until the Chrysler Group is separated from the Group or sold, but not later than 31 MAR 2008
10.	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER	Shareholder	Against	For
PROPOSAL: Amendment to the Articles of Association in respect of the shareholder's meeting being held in Stuttgart if the previous two meetings were held at a different place and the shareholders meeting 2008 being excluded from this rule
11.	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER	Shareholder	Against	For
PROPOSAL: Amendment to the Articles of Association in respect of the election of the Chairman of the Shareholders' meeting
12.	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER	Shareholder	Against	For
PROPOSAL: Amendment to the Articles of Association in respect of the age-restriction for the Members of the Supervisory Board
13.	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER	Shareholder	Against	For
PROPOSAL: Amendment to the Articles of Association in respect of Members of the Supervisory Board being interdicted to be a member of the Board of Managing Director's of another Dax-30
Company
14.	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER	Shareholder	Against	For
PROPOSAL: Amendment to the Articles of Association in respect of shareholders statements
15.	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER	Shareholder	Against	For
PROPOSAL: Amendment to the Articles of Association in
connection with special counting methods
16.	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER	Shareholder	Against	For
PROPOSAL: Amendment to the Articles of Association in respect of the minutes of the shareholders' meeting being taken
17A.	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER	Shareholder	Against	For
PROPOSAL:The Board of Management is instructed to take the
necessary measures so that a resolution on the transformation of the corporation into a European Stock Corporation (SE) can be voted on no later than the next ordinary Annual Meeting
17B	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER	Shareholder	Against	For
PROPOSAL: The Board of Management is instructed to conduct
the necessary negotiations with the employee representatives with the objective that the Supervisory Board should only have twelve members and that the negative impact of equal numbers of
members representing the shareholders and the employees on
the propensity to invest of current and future investors should be taken into account in the composition of the Supervisory Board
18.	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER	Shareholder	Against	For
PROPOSAL: Resolution on a special audit as per Section 142(1)
of the German Stock Corporation Act in connection with the
merger between the Company and Chrysler Corporation
19.	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER	Shareholder	Against	For
PROPOSAL: Resolution on a special audit as per Section 142(1)
of the German Stock Corporation Act in connection with the Stock
Option Plan 2003
20.	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER	Shareholder	Against	For
PROPOSAL: Resolution on a special audit as per Section 142(1)
of the German Stock Corporation Act in connection with the
interview given by Juergen Schrempp to financial times
21.	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER	Shareholder	Against	For
PROPOSAL: Resolution on a special audit as per Section 142(1)
of the German Stock Corporation Act in connection with improper actions of current of former members of the Board of Managing
Directors or the Supervisory Board
22.	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER	Shareholder	Against	For
PROPOSAL: Resolution on a special audit as per Section 142(1)
of the German Stock Corporation Act in connection with
incomplete of inaccurate information given by Dr. Zetsche and other Employees of the Company
23.	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER	Shareholder	Against	For
PROPOSAL: Resolution on a special audit as per Section 142(1)
of the German Stock Corporation Act in connection with the
control of the former Chairmen of the Board of Managing Directors
Juergen Schrempp

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
05909	PEC	309000	0	19-Jul-2007

DBS GROUP HOLDINGS LTD
Security	Y20246107	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	04-Apr-2007
ISIN	SG1L01001701	Agenda	701172138 - Management

Item	Proposal	Type	Vote	For/Against
Management
1.	Receive the Directors' report and audited accounts for the YE 31	Management	For	For
DEC 2006 and the Auditors' report thereon
2.	Declare a final dividend of 20 cents per ordinary share, less	Management	For	For
income tax, and a special dividend of 5 cents per ordinary share, less income tax, for the YE 31 DEC 2006
3.	Approve to sanction the amount of SGD 1,486,500 as the	Management	For	For
Directors' fees for 2006
4.	Appoint Messrs Ernst & Young as the Auditors of the Company	Management	For	For
and authorize the Directors to fix their remuneration
5.A	Re-elect Mr. Jackson Tai as a Director, who retires under Article	Management	For	For
95 of the Company's Articles of Association
5.B	Re-elect Mr. Ang Kong Hua as a Director, who retires under	Management	For	For
Article 95 of the Company's Articles of Association
5.C	Re-elect Mr. Leung Chun Ying as a Director, who retires under	Management	For	For
Article 95 of the Company's Articles of Association
5.D	Re-elect Mr. Peter Ong Boon Kwee a Director, who retires under	Management	For	For
Article 95 of the Company's Articles of Association
6.A	Authorize the Board of Directors of the Company to allot and issue	Management	Against	Against
from time to time such number of ordinary shares in the capital of the Company [DBSH ordinary shares] as may be required to be
issued pursuant to the exercise of the options under the DBSH
Share Option Plan provided always that the aggregate number of new DBSH ordinary shares to be issued pursuant to the DBSH
Share Option Plan and the DBSH Performance Share Plan shall
not exceed 7.5% of the issued share capital of the Company from time to time
6.B	Authorize the Board of Directors of the Company to offer and	Management	Against	Against
grant awards in accordance with the provisions of the DBSH
Share Plan and to allot and issue from time to time such number of DBSH ordinary shares as may be required to be issued
pursuant to the vesting of awards under the DBSH Share Plan, provided always that the aggregate number of new DBSH ordinary shares to be issued pursuant to the DBSH Performance Share
Plan and the DBSH Share Option Plan shall not exceed 7.5% of the issued share capital of the Company from time to time
6.C	Authorize the Directors of the Company to: a) i) issue shares in	Management	Against	Against
the capital of the Company [shares] whether by way of rights, bonus or otherwise; and/or ii) make or grant offers, agreements or options [collectively, Instruments] that might or would require shares to be issued, including but not limited to the creation and issue of [as well as adjustments to] warrants, debentures or other instruments convertible into shares; at any time and upon such terms and conditions and for such purposes and to such persons as the Directors may in their absolute discretion deem fit; and b)
[notwithstanding the authority conferred by this Resolution may have ceased to be in force] issue shares in pursuance of any
Instrument made or granted by the Directors while this Resolution was in force, provided that: 1) the aggregate number of shares to be issued pursuant to this Resolution [including shares to be issued in pursuance of Instruments made or granted pursuant to this Resolution] does not exceed 50% of the issued share capital of the Company, of which the aggregate number of shares to be issued other than on a pro rata basis to shareholders of the
Company [including shares to be issued in pursuance of
Instruments made or granted pursuant to this Resolution] does not exceed 20% of the issued share capital of the Company; 2)
[subject to such manner of calculation as may be prescribed by the Singapore Exchange Securities Trading Limited (SGX-ST)] for
the purpose of determining the aggregate number of shares that may be issued, the percentage of issued share capital shall be based on the number of issued shares in the capital of the
Company at the time this Resolution is passed, after adjusting for:
i) new shares arising from the conversion or exercise of any convertible securities or share options or vesting of share awards which are outstanding or subsisting at the time this Resolution is passed; and ii) any subsequent consolidation or subdivision of shares; 3) in exercising the authority conferred by this Resolution, the Company shall comply with the provisions of the Listing
Manual of the SGX-ST for the time being in force [unless such compliance has been waived by the SGX-ST] and the Articles of
Association for the time being of the Company; [Authority expires at the earlier of the conclusion of the next AGM of the Company or the date by which the next AGM of the Company is required by
Law]

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
05909	PEC	325069	0	19-Jul-2007

DBS GROUP HOLDINGS LTD
Security	Y20246107	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	04-Apr-2007
ISIN	SG1L01001701	Agenda	701172140 - Management

Item	Proposal	Type	Vote	For/Against
Management
1.	Authorize the Directors of the Company, for the purposes of	Management	For	For
Sections 76C and 76E of the Companies Act, Chapter 50 [the
Companies Act], to purchase or otherwise acquire issued ordinary shares in the capital of the DBSH [Ordinary Shares], not
exceeding in aggregate the maximum percentage [as defined], at such price or prices as may be determined by the Directors from time to time up to the maximum price whether by way of: i) market purchase(s) on the Singapore Exchange Securities Trading
Limited [SGX-ST] transacted through the Central Limit Order Book
Trading System and/or any other securities exchange on which the Ordinary Shares may for the time being be listed and quoted
[Other Exchange]; and/or ii) off-market purchase(s) [if effected otherwise than on the SGX-ST as the case may be, Other
Exchange] in accordance with any equal access scheme(s) as
may be determined or formulated by the Directors as they
consider fit, which satisfies the conditions prescribed by the
Companies Act and otherwise in accordance with all other laws and regulations and rules of the SGX-ST or, as the case may be,
Other Exchange as may for the time being applicable [the Share
Purchases Mandate]; [Authority expires the earlier of the date of the next AGM of DBSH is held and the date by which next AGM of
DBSH is required by the Law]; and do all such acts and things
[including executing such documents as may be required] as they and/or he may consider expedient or necessary to give effect to the transactions contemplated and/or authorized by this resolution

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
05909	PEC	325069	0	19-Jul-2007

TELECOM ITALIA S P A NEW
Security	T92778108	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	14-Apr-2007
ISIN	IT0003497168	Agenda	701170918 - Management

Item	Proposal	Type	Vote	For/Against
Management
	PLEASE NOTE IN THE EVENT THE MEETING DOES NOT	Non-Voting
REACH QUORUM, THERE WILL BE A SECOND CALL ON
APRIL 15, 2007 AND A THIRD CALL ON APRIL 16, 2007.
CONSEQUENTLY, YOUR VOTING INSTRUCTIONS WILL
REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA IS
AMENDED. PLEASE ALSO NOTE THAT THE THIRD CALL OF
THIS MEETING WILL BE AT 3 VIA TOSCANA, ROZZANO
(MILAN) at 11:00 AM. THANK YOU.
1.	AMENDMENT OF THE FOLLOWING ARTICLES OF THE	Management	For	For
COMPANY'S BYLAWS: 3 PURPOSE, 6 SAVINGS SHARES, 8
BONDS, 9 APPOINTMENT OF THE BOARD OF DIRECTORS,
10 CORPORATE OFFICERS, 11 MEETINGS OF THE BOARD
OF DIRECTORS, 12 POWERS OF THE BOARD OF
DIRECTORS, 13 MANAGER RESPONSIBLE FOR THE
PREPARATION OF THE COMPANY'S FINANCIAL REPORTS,
14 INFORMATION FLOWS FROM THE EXECUTIVE
DIRECTORS TO THE OTHER DIRECTORS AND THE
MEMBERS OF THE BOARD OF AUDITORS, 15
REPRESENTATION OF THE COMPANY, 1 COMPENSATION
OF THE BOARD OF DIRECTORS, 17 BOARD OF AUDITORS,
18 CALLING OF SHAREHOLDERS? MEETINGS, 19
PARTECIPATION IN SHAREHOLDERS' MEETINGS, 20
CONDUCT OF SHAREHOLDERS' MEETINGS AND 21
ALLOCATION OF THE PROFIT, NUMBERING OF THE
PARAGRAPHS OF THE ARTOCLES OF THE BYLAWS, AND
RELATED AND CONSEQUENT RESOLUTIONS.

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
05909	PEC	3181374	0	19-Jul-2007

TELECOM ITALIA S P A NEW
Security	T92778108	Meeting Type	Ordinary General Meeting
Ticker Symbol		Meeting Date	15-Apr-2007
ISIN	IT0003497168	Agenda	701190415 - Management

Item	Proposal	Type	Vote	For/Against
Management
	PLEASE NOTE IN THE EVENT THE MEETING DOES NOT	Non-Voting
REACH QUORUM, THERE WILL BE A SECOND CALL ON 16
APR 2007. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. PLEASE ALSO NOTE THAT THE SECOND CALL
OF THIS MEETING WILL BE AT 3 VIA TOSCANA, ROZZANO
(MILAN) at 11:00 AM. THANK YOU.
1.	Approve the Financial statements for the YE 31 DEC 2006,	Management	For	For
related and consequent resolutions.
2.	Appointment of the Board of Directors and determination of the	Management	For	For
number of Members of the Board.
3.	Determination of the term of office of the Board.	Management	For	For
4.	Appointment of the directors.	Management	For	For
5.	Determination of the annual compensation of the members of the	Management	For	For
Board of Directors.
6.	Decisions consequent on the resignation of a member of the	Management	For	For
Board of Auditors.
7.	Plan for the award of free treasury shares to the top management	Management	For	For
of the Telecom Italia Group. Authorization to purchase and
dispose of treasury shares subject to revocation of the existing authorization - related and consequent resolutions.
8.	Decisions consequent on the completion of the audit engagement	Management	For	For
awarded to Reconta Ernest & Young S.p.A.
9.	Amendments to the meeting regulations approved by the	Management	For	For
shareholders' meeting on 6 May 2004.

			Unavailable	Vote Date	Date Confirmed
Account Number	Custodian	Ballot Shares	Shares
05909	PEC	3181374	0	19-Jul-2007

NESTLE SA, CHAM UND VEVEY
Security	H57312466	Meeting Type	Ordinary General Meeting
Ticker Symbol		Meeting Date	19-Apr-2007
ISIN	CH0012056047	Agenda	701161678 - Management

Item	Proposal	Type	Vote	For/Against
Management
	THE PRACTICE OF SHARE BLOCKING VARIES WIDELY IN	Non-Voting
THIS MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
FOR YOUR ACCOUNTS.
	PLEASE NOTE THAT THIS IS THE PART II OF THE MEETING	Non-Voting
NOTICE SENT UNDER MEETING 365869, INCLUDING THE
AGENDA. TO VOTE IN THE UPCOMING MEETING, YOUR
NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL BE
PROCESSED ON A BEST EFFORT BASIS. THANK YOU.
1.	Approve the annual report, annual financial statements of Nestle	Management	No Action
Ag and consolidated financial statements of 2006 of Nestle Group:
reports of the Auditors
2.	Grant discharge to the Board of Directors and the Executive Board	Management	No Action
3.	Approve the appropriation of the balance sheet of Nestle Ag	Management	No Action
4.	Approve the reduction of the share capital and amend the Article 5	Management	No Action
of the Articles of Incorporation
5.1	Re-elect Mr. Peter Brabeck-Letmathe as a Board of Director	Management	No Action
5.2	Re-elect Mr. Edward George [Lord George] as a Board of	Management	No Action
Director

			Unavailable	Vote Date	Date Confirmed
Account Number	Custodian	Ballot Shares	Shares
05909	PEC	0	0	20-Jul-2007

CARREFOUR SA, PARIS
Security	F13923119	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	20-Apr-2007
ISIN	FR0000120172	Agenda	701203717 - Management

Item	Proposal	Type	Vote	For/Against
Management
	PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING	Non-Voting
ID 367825 DUE TO ADDITONAL RESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
	French Resident Shareowners must complete, sign and forward	Non-Voting
the Proxy Card directly to the sub custodian. Please contact your
Client Service Representative to obtain the necessary card,
account details and directions. The following applies to Non-
Resident Shareowners: Proxy Cards: Voting instructions will be forwarded to the Global Custodians that have become Registered
Intermediaries, on the Vote Deadline Date. In capacity as
Registered Intermediary, the Global Custodian will sign the Proxy
Card and forward to the local custodian. If you are unsure whether your Global Custodian acts as Registered Intermediary, please contact your representative.
	PLEASE NOTE IN THE EVENT THE MEETING DOES NOT	Non-Voting
REACH QUORUM, THERE WILL BE A SECOND CALL ON 30
APR 2007. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. THANK YOU.
1.	Approve the reports of the Executive Committee, the Supervisory	Management	Abstain	Against
Board and the Auditors, financial statements FYE 2006 as
presented accordingly, and grant permanent discharge to the
Executive Committee for the performance of its duties during the said FY
2.	Receive the reports of the Executive Committee, the Supervisory	Management	Abstain	Against
Board and the Auditors; approve the consolidated financial
statements for the said FY in the form presented to the meeting
3.	Approve the special report of the Auditors on agreements	Management	Abstain	Against
governed by Articles L. 225-86 Et Seq of the French Commercial
Code and the agreements referred to therein
4.	Approves the recommendations of the Executive Committee and	Management	For	For
resolves that the income for the FY be appropriated as follows;
income for the FY: EUR 485,068,310,79 plus retained earnings
EUR 597,595,662.74 total EUR 1,082,663,973,53 allocation:
dividends EUR 726,049,797.48 retained earnings EUR
356,614,176.05 and the shareholders will receive a net dividend of
EUR 1.03 per share, and will entitle to the 40% deduction
provided by the French Tax Code, this dividend will be paid on 4
MAY 2007 as required by Law
5.	Ratify the appointment of Mr. Robert Halley as Member of the	Management	For	For
Supervisory Board , to replace Mr. Luc Vandevelde for the
remainder of Mr. Luc Vandevelde's term of office
6.	Appoint Mr. Jean-Martin as a Member of Supervisory Board for a	Management	For	For
4 year period
7.	Appoint the Members of Supervisory Board, the Company Halley	Management	For	For
participations for a 4 year period
8.	Authorize the Executive Committee, in supersession of the	Management	Against	Against
authorization granted by the combined shareholders' meeting of
02 MAR 2006, to purchase Company's shares on the Stock
Market, subject to the conditions described below: maximum
purchase price: EUR 75.00 maximum number of shares to be
acquired 3% of the share capital i.e, 21,150,000 shares, the maximum funds invested in the share buybacks :EUR
1,586,250,000.00; and to take all necessary measures and
accomplish all necessary formalities; [Authority is given for an 18-
month period]
9.	Authorize the Executive Committee, in supersession of the	Management	For	For
authorization granted by shareholders' meeting of 02 MAY 2006, to reduce the share capital, on 1 or more occasions and at its sole discretion, by canceling shares already held by the Company and or that could be purchased in connections with the authorization given in the resolution No.5, up to a maximum 10% of the share capital over a 24 month period; [Authority is given for a 18 month period]
10.	Authorize the Executive Committee, in supersession of the	Management	For	For
authorization granted by the shareholders' meeting of 27 APR
2004, in 1 or more transactions, the employees and the Corporate officers of the Company and related Companies, options giving the right to purchase existing shares purchased by the Company;
and to take all necessary measures and accomplish all necessary formalities; [Authorization is given for an 38-month period]
11.	Amend the Article 25.III of the By-Law in order to bring it into	Management	For	For
conformity with the new regulatory requirements
12.	Elect Mr. Sebastien Bazin as a Supervisory Board Member	Management	For	For
13.	Elect Mr. Nicolas Bazire as a Supervisory Board Member	Management	For	For

			Unavailable	Vote Date	Date Confirmed
Account Number	Custodian	Ballot Shares	Shares
05909	PEC	339210	0	20-Jul-2007

SWISSCOM AG, ITTIGEN
Security	H8398N104	Meeting Type	Ordinary General Meeting
Ticker Symbol		Meeting Date	24-Apr-2007
ISIN	CH0008742519	Agenda	701179360 - Management

Item	Proposal	Type	Vote	For/Against
Management
	THE PRACTICE OF SHARE BLOCKING VARIES WIDELY IN	Non-Voting
THIS MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
FOR YOUR ACCOUNTS.
	PLEASE NOTE THAT THIS IS THE PART II OF THE MEETING	Non-Voting
NOTICE SENT UNDER MEETING 367290, INCLUDING THE
AGENDA. TO VOTE IN THE UPCOMING MEETING, YOUR
NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL BE
PROCESSED ON A BEST EFFORT BASIS. THANK YOU.
1.	Receive the annual report, the annual financial statement and the	Management	For	For
consolidated financial statements for the FY 2006, the reports of the Statutory and the Group Auditors
2.	Approve the appropriation of retained earnings and declaration of	Management	For	For
dividends
3.	Grant discharge of the Members of the Board of Directors and the	Management	For	For
Executive Board
4.	Approve to change the Articles 6.1.2 of Association	Management	For	For
5.1	Re-elect Mr. Fides P. BaldesBerger as a Board of Director	Management	For	For
5.2	Re-elect Mr. Michel Gobet as a Board of Director	Management	For	For
5.3	Re-elect Dr. Torsten G. Kreindl as a Board of Director	Management	For	For
5.4	Re-elect Mr. Richard Roy as a Board of Director	Management	For	For
5.5	Re-elect Mr. Othmar Vock as a Board of Director	Management	For	For
6.	Re-elect KPMG Klynveld Peat Marwick Goerdeler SA as the	Management	For	For
Statutory Auditors and the Group Auditors
	PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT	Non-Voting
OF AUDITORS NAME. IF YOU HAVE ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.

			Unavailable	Vote Date	Date Confirmed
Account Number	Custodian	Ballot Shares	Shares
05909	PEC	31700	0	20-Jul-2007

AEGON N V
Security	N00927298	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	25-Apr-2007
ISIN	NL0000303709	Agenda	701169472 - Management

Item	Proposal	Type	Vote	For/Against
Management
	PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE	Non-Voting
IN STATUS OF BLOCKING OF JOB AND MEETING CHANGED
TO ISSUER PAY MEETING AND ADDITIONAL COMMENT.
PLEASE NOTE THAT THE NEW CUT-OFF IS 11 APR 2007. IF
YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO
AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
1.	Open the meetingOpening of the meeting by the Chairman, Mr.	Non-Voting
D.G. Eustace. The draft minutes of the AGM of April 25, 2006 were published on AEGON's corporate website on July 24, 2006 and have been available for comments since then. After having incorporated remarks made by various shareholders, the minutes were signed by the Chairman and the Secretary on October 30,
2006 and have been available on AEGON's corporate website,
www.aegon.com as from the same date.
2.	Proposal to adopt the Annual Accounts 2006 Discussion on the	Management	For	For
Annual Report 2006, including the Supervisory Board report, the
Executive Board report and the Annual Accounts 2006. Since no significant changes in AEGON's Corporate Governance (as
described in the 2006 Annual Report) have been effectuated in the year under review, Corporate Governance is not a separate item on this year's agenda. It is proposed that shareholders adopt the Annual Accounts for the year 2006.
3.	AEGON's dividend policy was explained and discussed during the	Management	For	For
AGMs in 2005 and 2006. This policy has not changed. The policy aims to pay adequate and growing dividends to the holders of common shares, depending on the cash flow and capital position.
The cash flow is determined by the ability of the operating
companies to pay out dividends to the holding company, while maintaining strong capitalization of the operating companies. The capital position is determined by the relative size of the capital components, such as shareholders'; equity and junior
subordinated perpetual securities. It is proposed that the final dividend of EUR 0.31 per common share for the financial year
2006 be approved. The proposal comprises a total dividend of
EUR 0.55 per common share. After taking into account the interim dividend of EUR 0.24 per common share, paid in September
2006, the final dividend for the financial year 2006 will be EUR
0.31 per common share. The final dividend will be paid entirely in cash or entirely in common shares at the option of the
shareholder. The value of the final dividend in stock will be approximately 95% of the value of the final dividend in cash. The stock fraction for the final dividend in common shares will be determined by the Executive Board, based upon the average price of the AEGON share as quoted on the Euronext Amsterdam
Exchange, calculated over the five trading days from May 10,
2007 through May 16, 2007.
4.	It is proposed that the Executive Board members be released from	Management	For	For
liability for their duties, insofar as the exercise of such duties is reflected in the Annual Report 2006 or has otherwise been
disclosed to shareholders prior to the adoption of the Annual
Accounts 2006.
5.	It is proposed that the Supervisory Board members be released	Management	For	For
from liability for their duties, insofar as the exercise of such duties is reflected in the Annual Report 2006 or has otherwise been disclosed to shareholders prior to the adoption of the Annual
Accounts 2006.
6.	It is proposed, in accordance with the advice of the Audit	Management	For	For
Committee, that Ernst & Young be appointed as the independent auditor for the Annual Accounts 2007.
7.	It is proposed to adopt a new Remuneration Policy for the	Management	Against	Against
members of the Executive Board. The current Remuneration
Policy was adopted by shareholders in 2004 for the three year period 2004 through 2006. Its term was extended until the 2007
AGM, pending the adoption of a new Remuneration Policy. For
the current Remuneration Policy, please refer to the Annual
Report for 2006, page 76. The proposed new Remuneration
Policy for the members of the Executive Board is attached to this agenda. Upon adoption by shareholders it will be retroactively effective as from January 1, 2007.
8.	The interim dividend 2006 has been paid in cash or in shares at	Management	For	For
the option of shareholders. In our press release of September 15,
2006, declaring this interim dividend, we also announced that the shares to be issued as a consequence of stock dividend payments would be repurchased in the market, in order to neutralize the dilution effect of the interim dividend in stock. In October 2006, the repurchase of 11,600,000 common shares was completed and it
is now proposed to withdraw these common shares and to reduce the paid in capital accordingly.
9.	The Executive Board proposes, as previously approved by the	Management	For	For
Supervisory Board, to amend the Articles of Incorporation of
AEGON N.V. The amendment mainly deals with incorporating
new legal provisions aimed at facilitating electronic communication with shareholders. The complete text of the proposed amendment and the explanation are enclosed with this agenda.
10.	It is proposed that Mr. A.R. Wynaendts be reappointed as a	Management	For	For
member of the Executive Board for another term of four years as of April 25, 2007. According to the appointment schedule of the
Executive Board, his term of office will expire in 2007. He is eligible for reappointment and is willing to remain on the Executive
Board. Information regarding Mr. Wynaendts is available on page
8 of this agenda.
11.	It is proposed that Mr. L.M. van Wijk be reappointed as a member	Management	For	For
of the Supervisory Board for another term of four years as of April
25, 2007, his four-year term of office expiring as per that date. He is eligible for reappointment and is willing to remain on the
Supervisory Board. Information regarding Mr. Van Wijk is
available on page 9 of this agenda.
12.	It is proposed that Mrs. K.M.H. Peijs be appointed as a member of	Management	For	For
the Supervisory Board as of April 25, 2007, for a term of four years. Information regarding Mrs. Peijs is available on page 10 of this agenda.
13.	It is proposed that Mr. A. Burgmans be appointed as a member of	Management	For	For
the Supervisory Board as of April 25, 2007, for a term of four years. Information regarding Mr. Burgmans is available on page
11 of this agenda.
14.	It is proposed that the following Resolution be taken: "The General	Management	For	For
Meeting of Shareholders hereby resolves to authorize the
Executive Board, for a period of eighteen (18) months and
effective April 25, 2007, as the company body which, subject to the approval of the Supervisory Board, shall be authorized to decide on the issuance of common shares in the Company and
the granting of rights to acquire common shares in the Company.
This authority shall be limited annually to 10% of the capital, plus
10% of the capital if the issuance or the granting of rights occurs on the occasion of the acquisition of an enterprise or a
corporation. The term 'capital' means the total par value of common shares issued at the time this authorization is used for the first time in any calendar year. This Authorization may only be withdrawn by the General Meeting of Shareholders on a proposal of the Executive Board, previously approved by the Supervisory
Board."
15.	It is proposed that the following Resolution be taken: "The General	Management	Against	Against
Meeting of Shareholders hereby resolves to authorize the
Executive Board, for a period of eighteen (18) months and
effective April 25, 2007, as the company body which, subject to the approval of the Supervisory Board, shall be authorized to restrict or exclude pre-emptive rights of existing shareholders upon the issuance of common shares or the granting of rights to subscribe for common shares in the Company, provided that this shall be limited annually to 10% of the capital, plus 10% of the capital if the issuance occurs on the occasion of the acquisition of an enterprise or a corporation. The term "capital" means the total par value of the common shares issued at the time this
authorization is used for the first time in any calendar year. This
Authorization may only be withdrawn by the General Meeting of
Shareholders on a proposal of the Executive Board, previously approved by the Supervisory Board."
16.	It is proposed that the following Resolution be taken: "The General	Management	For	For
Meeting of Shareholders resolves to authorize the Executive
Board, for a period of eighteen (18) months and effective April 25,
2007, to issue common shares and/or to grant rights to subscribe for common shares to employees of AEGON N.V. and/or
companies with which AEGON N.V. forms a group, based on a
group-wide incentive plan or the Remuneration Policy for the
Executive Board, as adopted. This authorization shall be limited annually to 1% of the total nominal amount of the common shares outstanding at the time that this authorization is used for the first time in any calendar year. This Authorization may only be
withdrawn by the General Meeting of Shareholders on a proposal of the Executive Board, previously approved by the Supervisory
Board."
17.	It is proposed that the following Resolution be taken: "The General	Management	For	For
Meeting of Shareholders resolves to authorize the Executive
Board for a period of eighteen (18) months to acquire, for a consideration, shares in AEGON's own capital. The number of
shares that may be so acquired shall not exceed the maximum
number permitted by law and the Articles of Incorporation.
Common shares may only be acquired at a price not higher than
10% above the quoted local market price immediately prior to the acquisition. Preferred shares may only be acquired at a price not higher than 10% above the average paid-in amount on the
preferred shares being acquired, to be increased with dividend accrued but not yet paid at the time of the acquisition."
18.	Any other business	Non-Voting
19.	Closing of the meeting	Non-Voting
	PLEASE NOTE THAT SHARE BLOCKING IS NOT APPLICABLE	Non-Voting
FOR THIS AGM IN 2007. THE EXECUTIVE BOARD OF AEGON
NV HAS SET A RECORD DATE TO 26 APR 2007. THANK YOU.

			Unavailable	Vote Date	Date Confirmed
Account Number	Custodian	Ballot Shares	Shares
05909	PEC	636440	0	20-Jul-2007

AKZO NOBEL NV (FORMERLY AKZO NV ARNHEM)
Security	N01803100	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	25-Apr-2007
ISIN	NL0000009132	Agenda	701178231 - Management

Item	Proposal	Type	Vote	For/Against
Management
	PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING	Non-Voting
AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
PERIOD ENDS ONE DAY AFTER THE REGISTRATION DATE
SET ON 26 MAR 2007. SHARES CAN BE TRADED
THEREAFTER. THANK YOU.
1.	Opening	Non-Voting
2.	Receive the report of the Management Board for the FY 2006	Non-Voting
3.A	Adopt the 2006 financial statements of the Company	Management	For	For
3.B	Profit allocation	Non-Voting
3.C	Adopt the dividend	Management	For	For
4.A	Grant discharge from liability of the Members of the Management	Management	For	For
Board for the performance of their duties in 2006
4.B	Grant discharge from liability of the Members of the Supervisory	Management	For	For
Board for the performance of their duties in 2006
5.	Appoint and re-appoint the Supervisory Board	Management	For	For
6.	Approve the limit of the number of Members of the Management	Management	For	For
Board
7.	Approve the limit of the number of Members of the Supervisory	Management	For	For
Board
8.A	Authorize the Management Board to issue shares	Management	For	For
8.B	Authorize the Management Board to restrict or exclude the	Management	For	For
preemptive rights of shareholders
9.	Authorize the Management Board to acquire common shares in	Management	Against	Against
the share capital of the Company on behalf of the Company
10.	Approve to cancel the common shares in the share capital of the	Management	For	For
Company on behalf of the Company
11.	Amend the Articles of Association	Management	For	For
12.	Any other business	Non-Voting

			Unavailable	Vote Date	Date Confirmed
Account Number	Custodian	Ballot Shares	Shares
05909	PEC	268200	0	20-Jul-2007

ABN AMRO HOLDING NV
Security	N0030P459	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	26-Apr-2007
ISIN	NL0000301109	Agenda	701183991 - Management

Item	Proposal	Type	Vote	For/Against
Management
	PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.	Non-Voting
1.	Opening of the general meeting of shareholders and	Non-Voting
announcements
2.	Adoption of the minutes of the general meeting of shareholders	Non-Voting
held in 2006
3.	Report of the Managing Board for the year 2006	Non-Voting
4.A	Adopt the 2006 financial statements	Management	For	For
4.B	Adopt the 2006 dividend	Management	For	For
5.A	Grant discharge to the Members of the Managing Board in respect	Management	For	For
of their Management during the past FY as specified
5.B	Grant discharge to the Members of the Supervisory Board in	Management	For	For
respect of their supervision during the past FY as specified
6.	Approve the changes to the Managing Board Compensation	Management	For	For
Policy with retrospective effect from 01 JAN 2007
7.A	Appoint Mrs. A.M. Llopis Rivas as a new Member of the	Management	For	For
Supervisory Board
7.B	Re-appoint Mr. D.R.J. Baron De Rothschild as a Member of the	Management	For	For
Supervisory Board
7.C	Re-appoint Mr. P. Scaroni as a Member of the Supervisory Board	Management	For	For
7.D	Re-appoint Lord. C. Sharman of Redlynch as a Member of the	Management	For	For
Supervisory Board
7.E	Re-appoint Mr. M.V. Pratini De Moraes as a Member of the	Management	For	For
Supervisory Board
8.	Authorize the Managing Board [in agreement with Section 2:98	Management	For	For
Netherlands Civil Code], subject to the approval of the
Supervisory Board, to have the Company acquire shares in its own capital, for a consideration, up to the maximum number that may, by virtue of the provisions of Section 2:98[2] of the
Netherlands Civil Code, be acquired by the Company
9.A	Appoint the Managing Board for a period of 18 months from 27	Management	For	For
APR 2007, as the body authorized to act, subject to the approval of the Supervisory Board to issue ordinary shares, convertible preference shares and preference financing shares, including the grant of rights to take up shares of such classes, provided that: an overall maximum of 10% of the issued capital as at 27 APR 2007 is not exceeded; the price is not below par, subject to the
provisions of Section 2:80 [2] of the Netherlands Civil Code; and
the subject to such further conditions as may be decided by the
Managing Board on each issue, with the approval of the
Supervisory Board
9.B	Appoint the Managing Board for a period of 18 months from 27	Management	For	For
APR 2007, as the body authorized to act, subject to the approval of the Supervisory Board to restrict or exclude shareholders' pre-
emptive rights under the Law or the Articles of Association on the issue of ordinary shares, convertible preference shares and
preference financing shares or on the granting of rights to take up such shares, in accordance with the authorization as specified
10.	Report of the Managing Board with respect to the ABN AMRO	Non-Voting
strategy and recent events
11.1	Approve, a shareholder vote on the principle that it is in the best	Management	Against	Against
interests of all shareholders, other stakeholders and the Company for the Managing Board of ABN AMRO to actively pursue any
possibilities to sell, spin-off or merge some or all of the major businesses of the Company to maximize shareholder value
11.2	Approve, a shareholder vote on the principle that it is in the best	Management	For	For
interests of all shareholders, other stakeholders and the Company for the Managing Board of ABN AMRO to return the cash
proceeds of any major businesses disposals to all shareholders by way of a share buyback or special dividend
11.3	Approve, a shareholder vote on the principle that it is in the best	Management	For	For
interests of all shareholders, other stakeholders and the Company for the Managing Board of ABN AMRO to actively pursue any
possibilities to sell or merge the whole Company to maximize shareholder value
11.4	Approve, a shareholder vote on the principle that it is in the best	Management	For	For
interests of all shareholders, other stakeholders and the Company for the Managing Board of ABN AMRO to report to shareholders upon the outcome of such active investigations referred to in the above paragraphs within 6 months from the date of the AGM
11.5	Approve, a shareholder vote on the principle that it is in the best	Management	Against	Against
interests of all shareholders, other stakeholders and the Company for the Managing Board of ABN AMRO to cease the pursuit, for a period of 6 months from the date of the AGM, of any major
business acquisitions, including the rumoured acquisition of
Capitalia SpA which has been the subject of repeated speculation in the public press
12	Transact any other business	Non-Voting

			Unavailable	Vote Date	Date Confirmed
Account Number	Custodian	Ballot Shares	Shares
05909	PEC	582152	0	20-Jul-2007

PORTUGAL TELECOM SGPS SA, LISBOA
Security	X6769Q104 Meeting Type	Annual General Meeting
Ticker Symbol Meeting Date		27-Apr-2007
ISIN	PTPTC0AM0009 Agenda	701180200 - Management

Item	Proposal	Type	Vote	For/Against
Management
	PLEASE NOTE THAT FOR EVERY 500 SHARES YOU HAVE 1	Non-Voting
VOTING RIGHT. THANK YOU.
	PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE	Non-Voting
IN MEETING TYPE. IF YOU HAVE ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
1.	Approve the year 2006 annual report and the accounts of the	Management	For	For
Company of the year 2006
2.	Approve the consolidated annual report and the accounts of the	Management	For	For
year 2006
3.	Approve the profits application	Management	For	For
4.	Approve to appreciate the Management Board and Supervisory	Management	For	For
Board performance
5.	Approve to resolve on free allotment of all ordinary shares	Management	For	For
representing the share capital of Pt Multimedia held by the
Company, to its shareholders were each sharesholder shall
receive the equivalent to 4 PTM shares for each Pt held
6.	Approve to resolve on the acquisition and disposal of own shares,	Management	For	For
including their acquisition in connection with the share buyback programme
7.	Approve to resolve on a reduction in share capital up to	Management	For	For
65,191,463.05 EUROS for the purpose of releasing excess capital in connection with a share buyback Programme, by means of
cancellation of up to 186,261,323 shares representing up to 16.5 of the share capital to be acquired as a result of the
inmplementation of this resolution, as well as on related reserves and on the corresponding amendment to Paragraphs 1 and 2 of
Article 4 of the Articles of Association
8.	Approve to resolve on a shares capital increase to 474,119,730	Management	For	For
EUROS by means of incorporation of Legal reserves in the
amount of 79,019,955 EUROS, through an increase in the par
value of all shares representing the Company's share capital by an amount equal to 7 EURO cents, whereby the par value of each share will be 42 EURO cents, with the corresponding amendment to Paragraphs 1 and 2 of Article 4 of the Articles of Association
9.	Approve to resolve on a share capital reduction to 33,865,695	Management	For	For
EUROS, to be carried out by means of a reduction in the par value of all shares representing the share capital, whereby each share will have a par value of 3 EURO cents, by reducing the par value of all shares to 3 EURO cents with the corresponding amendment to Paragraphs 1 and 2 of Article 4 of the Articles of Association,
the purpose of the capital reduction will be the release of excess capital
10.	Approve, pursuant to Paragraphs 1 and 2 of Article 4 of the	Management	For	For
Articles of Association, on the parameters applicable in the event of any issuance of bonds convertible into sahres that may be resolved upon by the Board of Directors
11.	Approve to resolve on the suppression of the pre-emptive right of	Management	For	For
shareholder in the subscription of any issuance of convertible bonds as referred to under item 10 hereof as may be resolved upon by the Board of Directors
12.	Approve to resolve on the issuance of bonds and other securities,	Management	For	For
of whatever nature, by the Board of Directors, and namely on the fixing of the value of such securities in accordance with paragraph
3 of Article 8 and paragraph 1, E) of Article 15 of the Articles of
Association
13.	Approve to resolve on the acquisition and disposal of own bonds	Management	For	For
and other own securities

			Unavailable	Vote Date	Date Confirmed
Account Number	Custodian	Ballot Shares	Shares
05909	PEC	1065817	0	20-Jul-2007

NORTEL NETWORKS CORPORATION
Security	656568508	Meeting Type	Annual and Special Meeting
Ticker Symbol	NT	Meeting Date	02-May-2007
ISIN		Agenda	932663467 - Management

Item	Proposal		Type	Vote	For/Against
Management
01	DIRECTOR		Management
	1	JALYNN H. BENNETT		For	For
	2	DR. MANFRED BISCHOFF		For	For
	3	HON. JAMES B. HUNT, JR.		For	For
	4	DR. KRISTINA M. JOHNSON		For	For
	5	JOHN A. MACNAUGHTON		For	For
	6	HON. JOHN P. MANLEY		For	For
	7	RICHARD D. MCCORMICK		For	For
	8	CLAUDE MONGEAU		For	For
	9	HARRY J. PEARCE		For	For
	10	JOHN D. WATSON		For	For
	11	MIKE S. ZAFIROVSKI		For	For
02	THE APPOINTMENT OF KPMG LLP AS INDEPENDENT		Management	For	For
AUDITORS.
03	THE SHAREHOLDER PROPOSAL SET OUT IN SCHEDULE A Shareholder			For	Against
TO THE PROXY CIRCULAR AND PROXY STATEMENT.

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000000005909	61C	687230	0	23-Apr-2007	23-Apr-2007

DEUTSCHE TELEKOM AG, BONN
Security	D2035M136	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	03-May-2007
ISIN	DE0005557508	Agenda	701180363 - Management

Item	Proposal	Type	Vote	For/Against
Management
	PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED	Non-Voting
DEPENDING ON SOME SUBCUSTODIANS' PROCESSING IN
THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
FOR YOUR ACCOUNTS.
1.	Presentation of the financial statements and annual report for the	Non-Voting
2006 FY with the report of the Supervisory Board, the Group
financial statements and Group annual report
2.	Resolution on the appropriation of distribution profit of EUR	Management	For	For
3,160,382,630.24 as follows: payment of a dividend of EUR 0.72 per no-par share EUR 36,830,430.56 shall be carried forward Ex-
dividend and payable date: 04 MAY 2007
3.	Ratification of the acts of the Board of Managing Directors	Management	For	For
4.	Ratification of the acts of the Supervisory Board	Management	For	For
5.	Appointment of the auditors for the 2007 FY and for the review of	Management	For	For
the condensed financial statements and the interim management report pursuant to Sections 37w(5), 37y No. 2 of the German
Securities Trading Act: PricewaterhouseCoopers AG, Frankfurt
and Ernst + Young AG, Stuttgart
6.	Renewal of the authorization to acquire own shares; the Company	Management	For	For
shall be authorized to acquire up to 436,117,555 own shares, at a price differing neither more than 5% from the market price of the shares if they are acquired through the stock exchange, nor more than 10% if they are acquire d by way of a repurchase offer, on or before 02 NOV 2008; the Board of Managing Directors shall be authorized to sell the shares on the stock exchange, to float the shares on foreign stock exchanges, to use the shares for
acquisition purposes, to use the shares for satisfying convertible and/or option rights, to retire the shares, and to offer the shares to shareholders by way of a rights of fering
7.	Resolution on the revocation of the existing contingent capitals I	Management	For	For
and III, and the corresponding amendment to the Articles of
Association; the contingent capitals I and III s hall be revoked in respect of their unused portions of EUR 82,733,936. 64 and EUR
2,621,237.76, respectively
8.	Amendment to the Articles of Association in accordance with the	Management	For	For
new Transparency Directive Implementation Law [TUG]; the
Company shall be authorized to transmit information to
shareholders by electronic means
9.	Election of Mr. Lawrence H. Guffey to the Supervisory Board	Management	For	For
10.	Election of Mr. Ulrich Hocker to the Supervisory Board	Management	For	For
11.	Approval of the control and profit transfer agreement with the	Management	For	For
Company's wholly-owned subsidiary, T-Mobile International AG, effective retroactively from 01 JAN 2007 for a period of at least 5 years
12.	Approval of the control and profit transfer agreement with the	Management	For	For
Company's wholly-owned subsidiary, Plinius
Telekommunikationsdienste GmbH, effective retroactively from 01
JAN 2007 for a period of at least 5 years

13.	Approval of the control and profit transfer agreement with the	Management	For	For
Company's wholly-owned subsidiary, Sallust
Telekommunkationsdieste GmbH, effective retroactively from 01
JAN 2007 for a period of at least 5 years
14.	Approval of the control and pro fit transfer agreement with the	Management	For	For
Company's wholly-owned subsidiary, Tibull
Telekommunikationsdienste GmbH, effective retroactively from 01
JAN 2007 for a period of at least 5 years
	COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS	Non-Voting
MEETING. A LINK TO THE COUNTER PROPOSAL
INFORMATION IS AVAILABLE IN THE MATERIAL URL
SECTION OF THE APPLICATION. IF YOU WISH TO ACT ON
THESE ITEMS, YOU WILL NEED TO REQUEST A MEETING
ATTEND AND VOTE YOUR SHARES AT THE COMPANYS
MEETING.

			Unavailable	Vote Date	Date Confirmed
Account Number	Custodian	Ballot Shares	Shares
05909	PEC	1299400	0	20-Jul-2007

BANCA INTESA SPA, MILANO
Security	T55067101	Meeting Type	MIX
Ticker Symbol		Meeting Date	03-May-2007
ISIN	IT0000072618	Agenda	701187812 - Management

Item	Proposal	Type	Vote	For/Against
Management
	PLEASE NOTE THAT THE MEETING HELD ON 30 APR 2007	Non-Voting
HAS BEEN POSTPONED AND THAT THE SECOND
CONVOCATION WILL BE HELD ON 03 MAY 2007. PLEASE
ALSO NOTE THE NEW CUTOFF DATE IS 02 MAY 2007. IF YOU
HAVE ALREADY SENT YOUR VOTES, PLEASE DO NOT
RETURN THIS PROXY FORM UNLESS YOU DECIDE TO
AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
O.1	Approve the allocation of net income relating to the financial	Management	For	For
statements as at 31 DEC 2006 and dividend distribution
O.2	Grant authority for the purchase and disposal of own shares to	Management	For	For
serve Incentive Schemes in favour of employees of the Company
O.3	Appoint the Supervisory Board Members and approve related	Management	For	For
resolutions
O.4	Approve the resolutions upon the insurance of civil responsibility	Management	For	For
of Supervisory Board Members
O.5	Approve to revise the compensation of Independent Auditors	Management	For	For
Reconta Ernst & Young S.P.A.
E.1	Amend the Articles of Association: 7 [shareholder's meeting], 17	Management	For	For
[powers of the Management Board], 18 [Chairman of the
Management Board], 20 [Manager in charge of preparing the
Company's financial reports], 22 [Supervisory Board], 23 [election of Supervisory Board], 25 [competence of the Supervisory Board),
30 [accounting control], to be adopted also in compliance with Law
No. 262 of 28 DEC 2005 and Legislative Decree No. 303 of 29
DEC 2006 [the so-called Savings Law]
	PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT	Non-Voting
OF RECORD DATE. IF YOU HAVE ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.

			Unavailable	Vote Date	Date Confirmed
Account Number	Custodian	Ballot Shares	Shares
05909	PEC	1537950	0	20-Jul-2007

KONINKLIJKE AHOLD NV
Security	N0139V100	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	03-May-2007
ISIN	NL0000331817	Agenda	701192344 - Management

Item	Proposal	Type	Vote	For/Against
Management
1.	Opening	Non-Voting
2.	Receive the report of the Corporate Executive Board for FY 2006	Non-Voting
3.	Approve to adopt 2006 financial statements	Management	For	For
4.	Explanation of policy on additions to reserves and dividends	Non-Voting
5.	Grant discharge from liability to the Members of the Corporate	Management	For	For
Executive Board
6.	Grant discharge from liability to the Members of the Supervisory	Management	For	For
Board
7.	Appoint Mr. A.D. Boer as a Member of the Corporate Executive	Management	For	For
Board, with effect from 03 MAY 2007
8.	Appoint Mr. T. De Swaan as a Member of the Supervisory Board,	Management	For	For
with effect from 03 MAY 2007
9.	Appoint Deloitte Accountants B.V. as the External Auditor of the	Management	For	For
Company for FY 2007
10.	Amend the Articles of Association	Management	For	For
11.	Authorize the Corporate Executive Board for a period of 18	Management	For	For
months, i.e. until and including 03 NOV 2008, subject to the approval of the Supervisory Board to issue common shares or
grant rights to acquire common shares up to a maximum of 10%
of the number of issued common shares
12.	Authorize the Corporate Executive Board for a period of 18	Management	Against	Against
months, i.e. until and including 03 NOV 2008, subject to the approval of the Supervisory Board, to restrict or exclude pre-
emptive rights in relation to the issue of common shares or the granting of rights to acquire common shares
13.	Approve to cancel 78,383,010 cumulative preferred financing	Management	For	For
shares held by the Company
14.	Approve to cancel common shares in the share capital of the	Management	For	For
Company repurchased or to be repurchased by the Company
resulting in a reduction of the number of the Company's issued common shares, the number of shares that will be cancelled shall be determined by the Corporate Executive Board, with a
maximum of 10 of the issued share capital on may 03, 2007
15.	Authorize the Corporate Executive Board for a period of 18	Management	For	For
months, i.e. until and including 03 NOV 2008, to acquire, subject to the approval of the Supervisory Board, such number of
common shares in the Company or depository receipts for such shares, as permitted within the limits of the Law and the Articles of
Association, taking into account the possibility to cancel the repurchased shares, at the Stock Exchange or otherwise, at a price between par value and 110 of the opening price at EURO next Amsterdam N.V. on the date of acquisition
16.	Approve to cancel the common shares in the share capital of the	Management	For	For
Company to be repurchased by the company following the
cancellation of the common shares as referred to under item 14, the number of shares that will be cancelled shall be determined by the Corporate Executive Board, with a maximum of 10 of the
issued share capital on 03 MAY 2007 reduced with the number of shares cancelled pursuant to items 13 and 14
17.	Approve to cancel common shares in the share capital of the	Management	For	For
Company to be repurchased by the Company following the
cancellation of the common shares as referred to under item 16, the number of shares that will be cancelled shall be determined by the Corporate Executive Board, with a maximum of 10 of the
issued share capital on 03 MAY 2007 reduced with the number of shares cancelled pursuant to items 13, 14 and 16
18.	Closing	Non-Voting

			Unavailable	Vote Date	Date Confirmed
Account Number	Custodian	Ballot Shares	Shares
05909	PEC	2283766	0	20-Jul-2007

DEUTSCHE POST AG, BONN
Security	D19225107	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	08-May-2007
ISIN	DE0005552004	Agenda	701180680 - Management

Item	Proposal	Type	Vote	For/Against
Management
	PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED	Non-Voting
DEPENDING ON SOME SUBCUSTODIANS' PROCESSING IN
THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
FOR YOUR ACCOUNTS.
1.	Presentation of the financial statements and annual report for the	Non-Voting	For	*
2006 FY with the report of the Supervisory Board, the Group
financial statements and annual report , and the report of the
Board of Managing Director's pursuant to the Sections 289(4) and
315(4) o f the German Commercial Code
2.	Resolution on the appropriation of the distributable profit of EUR	Management	For	For
1,262,208,021.89 as follows: payment of a dividend of EUR 0.75 per share EUR 359,348,749.64 shall be allocated to the revenue reserves ex-dividend and payable date: 9 MAY 2007
3.	Ratification of the acts of the Board of Managing Director's	Management	For	For
4.	Ratification of the acts of the Supervisory Board	Management	For	For
5.	Appointment of the Auditors for the 2007 FY:	Management	For	For
PricewaterhouseCoopers AG, Dusseldorf
6.	Authorization to acquire own shares the Company shall be	Management	For	For
authorized to acquire own shares of up to 10 of its share capital, at prices not deviating more than 20% from the market price of the shares, on or before 31 OCT 2008; the Board of Managing
Director's shall be authorized to use the shares for all legally permissible purposes
7.	Authorization to issue bonds, creation of contingent capital, and	Management	For	For
the corresponding amendment to the Articles of Association; the
Board of Managing Director's shall be authorized, with the consent of the Supervisory Board, to issue bonds of up to EUR
1,000,000,000, having a term of up to 20 years and conferring a conversion or option right for new shares of the Company, on or be-fore 7 MAY 2012; shareholders shall be granted subscription rights, except for residual amounts, for the granting of such rights to holders of previously issued bonds, for the issue of bonds at a price not materially below their theoretical market value, and for the issue of bonds for acquisition purposes, the share capital shall be increased accordingly by up to EUR 56,000,000 through the issue of up to 56,000,000 new registered shares, insofar as
conversion and option rights are exercised
8.	Elect Ingrid Matthaeus-Maier to the Supervisory Board	Management	For	For
	COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS	Non-Voting
MEETING. A LINK TO THE COUNTER PROPOSAL
INFORMATION IS AVAILABLE IN THE MATERIAL URL
SECTION OF THE APPLICATION. IF YOU WISH TO ACT ON
THESE ITEMS, YOU WILL NEED TO REQUEST A MEETING
ATTEND AND VOTE YOUR SHARES AT THE COMPANYS
MEETING.

			Unavailable	Vote Date	Date Confirmed
Account Number	Custodian	Ballot Shares	Shares
05909	PEC	486000	0	20-Jul-2007

UNICREDITO ITALIANO SPA, GENOVA
Security	T95132105	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	10-May-2007
ISIN	IT0000064854	Agenda	701183484 - Management
Item	Proposal	Type	Vote	For/Against
Management
	PLEASE NOTE THAT THIS IS A MIX MEETING. THANK YOU.	Non-Voting
	PLEASE NOTE THAT THE MEETING HELD ON 30 APR 2007	Non-Voting
HAS BEEN POSTPONED AND THAT THE SECOND
CONVOCATION WILL BE HELD ON 10 MAY 2007. RECORD
DATE CHANGED FROM 26 APR TO 07 MAY 2007. PLEASE
ALSO NOTE THE NEW CUTOFF DATE IS 02 MAY 2007. IF YOU
HAVE ALREADY SENT YOUR VOTES, PLEASE DO NOT
RETURN THIS PROXY FORM UNLESS YOU DECIDE TO
AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
O.1	Approve the extension of the appointment of KPMG S.P.A. for the	Management	No Action
accounting audit of the Company's financial statement,
consolidated financial statement, the half year report and the intermediate consolidated financial statement
O.2	Receive the financial statements as at 31 DEC 2006,	Management	No Action
accompanied by reports by the Director and the Auditing
Company, report by the Board of Statutory Auditors and the
consolidated financial statement
O.3	Approve the allocation of net profit for the year	Management	No Action
O.4	Approve the number of the Directors	Management	No Action
O.5	Authorize the Board of Directors to reallocate the remuneration	Management	No Action
already resolved on by the shareholders meeting in favor of the
Members of both the Executive and the Audit Committee in the event of a reorganization of the Board Committees
O.6	Appoint the Board of the Statutory Auditors, of its Chairman and	Management	No Action
the substitute Directors
O.7	Approve the remuneration due to the Board of Statutory Auditors	Management	No Action
O.8	Approve the Unicredit Group Long Term Incentive Plan 2007	Management	No Action
E.1	Authorize the Board of Directors to resolve a cash capital increase	Management	No Action
of a maximum nominal value of EURO 525,000,000
E.2	Authorize the Board of Directors to resolve, to increase share	Management	No Action
capital, with the exclusion of subscription rights
E.3	Authorize the Board of Directors to resolve to carry out a free	Management	No Action
capital increase
E.4	Amend some clauses of Articles of Association and insertion of a	Management	No Action
new Section XII and a new Clause 40

			Unavailable	Vote Date	Date Confirmed
Account Number	Custodian	Ballot Shares	Shares
05909	PEC	770300	0	25-Jul-2007

TELEFONICA SA
Security	879382109	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	10-May-2007
ISIN	ES0178430E18	Agenda	701208325 - Management

Item	Proposal	Type	Vote	For/Against
Management
	PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING	Non-Voting
ID 365237 DUE TO RECEIPT OF DIRECTORS NAMES AND
CHANGE IN MEETING DATE. ALL VOTES RECEIVED ON THE
PREVIOUS MEETING WILL BE DISREGARDED AND YOU WILL
NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK
YOU.
	PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.	Non-Voting
I.	Examination and approval, if appropriate, of the Individual Annual	Management	For	For
Accounts, of the Consolidated Financial Statements (Consolidated
Annual Accounts) and of the Management Report of Telefonica,
S.A. and its Consolidated Group of Companies, as well as of the proposed allocation of profits/losses of Telefonica, S.A. and of the management of its Board of Directors, all with respect to the Fiscal
Year 2006.
II.1	Re-election of Mr. Cesar Alierta Izuel.	Management	For	For
II.2	Re-election of Mr. Maximino Carpio Garcia.	Management	For	For
II.3	Re-election of Mr. Gonzalo Hinojosa FernAndez de Angulo.	Management	For	For
II.4	Re-election of Mr. Pablo Isla Alvarez de Tejera.	Management	For	For
II.5	Re-election of Mr. Enrique Used Aznar.	Management	For	For
II.6	Re-election of Mr. Gregorio Villalabeitia Galarraga.	Management	For	For
II.7	Ratification of the interim appointment of Mr. Jose Maria Alvarez-	Management	For	For
Pallete Lopez.
III.	Authorization to acquire the Company's own shares, either directly	Management	For	For
or through Group Companies.
IV.	Delegation to the Board of Directors of the power to issue	Management	For	For
debentures, bonds, notes and other fixed-income securities, be they simple, exchangeable and/or convertible, with an allocation in the last case of the power to exclude the pre-emptive rights of shareholders and holders of convertible securities, the power to issue preferred shares, and the power to guarantee the issuances of subsidiaries.
V.	Reduction in share capital by means of the repurchase of the	Management	For	For
Company's own shares, with the exclusion of creditors' right to challenge the repurchase, and revising the text of the article of the
By-Laws relating to share capital.
VI.1	Amendments regarding the General Shareholders' Meeting:	Management	For	For
amendment of Article 14 (Powers of the shareholders acting at a
General Shareholder' Meeting); Amendment of paragraphs 1 and
3 of Article 15 (Ordinary and Extraordinary Shareholders'
Meeting); amendment of paragraph 1 of and addition of paragraph
4 to Article 16 (Call to the General Shareholders' Meeting);
amendment of Article 18 (Shareholders' Right to Receive
Information); amendment of Article 19 (Chairmanship of the
Meeting and Preparation of the Attendance Roll); and amendment of paragraph 2 of Article 20 (Deliberations and Voting).
VI.2	Amendments regarding proxy-granting and voting by means of	Management	For	For
long-distance communication and remote attendance at the
Meeting: amendment of Article 17 (Right to attend); insertion of a new Article 17 bis (Remote attendance by electronic or data
transmission means); and insertion of a new Article 20 bis
(Casting of votes from a distance prior to the Meeting).
VI.3	Amendments regarding the Board of Directors: elimination of	Management	For	For
paragraph 4 of Article 24 (Composition and Appointment of the
Board of Directors); amendment of paragraph 2 of Article 25
(Requirements for appointment as Director); amendment of Article
27 (Meetings, quorum and adoption of resolutions by the Board);
amendment of Article 30 (Powers of the Board of Directors); and
amendment of Article 31 bis (Audit and Control Committee).
VII.1	Amendment of Article 5 (Powers of the shareholders at the	Management	For	For
General Shareholders' Meeting).
VII.2	Amendments relating to the call to and preparation of the General	Management	For	For
Shareholders' Meeting: amendment of paragraph 2 of Article 7
(Power and obligation to call to meeting); insertion of a new sub-
section 3 in Article 8 (Publication and notice of the call to meeting); amendment of sub-section 2 of Article 9 (Information available to the shareholders from publication of the notice of the call to meeting); amendment of sub-section 3 of Article 10 (Right to receive information).
VII.3	Amendments relating to proxy-granting and voting by means of	Management	For	For
long-distance communication and remote attendance at the
Meeting: amendment of sub-section 1 and insertion of new sub-
sections 5 through 7 of Article 13 (Proxy-granting and
representation); amendment of sub-section 6 of Article 15
(Preparation of the Attendance Roll); insertion of a new Article 17 bis (Remote attendance by electronic or data transmission
means); and insertion of a new Article 20 bis (Casting of votes from a distance prior to the Meeting).
VII.4	Other amendments: amendment of Article 21 (Voting on the	Management	For	For
proposed resolutions) and amendment of Article 24
(Continuation).
VIII.	Delegation of powers to formalize, interpret, cure and carry out the	Management	For	For
resolutions adopted by the shareholders at the General
Shareholders' Meeting.
	PLEASE NOTE THAT THIS ADDITIONAL INFORMATION IS	Non-Voting
DIRECTED TO INVESTORS: PLEASE BE ADVISED THAT
ADDITIONAL INFORMATION CONCERNING TELEF NICA, S.A.
CAN ALSO BE VIEWED ON THE COMPANY WEBSITE:
http://www.telefonica.es/investors/
	PLEASE NOTE THAT THIS ADDITIONAL INFORMATION IS	Non-Voting
DIRECTED TO CUSTDIAN BANKS: PLEASE BE ADVISED
THAT ADDITIONAL INFORMATION CONCERNING TELEF
NICA, S.A. CAN ALSO BE VIEWED ON THE COMPANY
WEBSITE: http://www.telefonica.es/investors/
	PLEASE NOTE THAT THIS IS A REVISION DUE TO THE	Non-Voting
MEETING BEING REVISED AS AN ISSUER PAY MEETING AND
ADDITIONAL COMMENTS. IF YOU HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS.THANK YOU.

			Unavailable	Vote Date	Date Confirmed
Account Number	Custodian	Ballot Shares	Shares
05909	PEC	1048001	0	20-Jul-2007

JARDINE MATHESON HOLDINGS LTD
Security	G50736100	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	10-May-2007
ISIN	BMG507361001	Agenda	701215065 - Management

Item	Proposal	Type	Vote	For/Against
Management
1.	Receive and consider the financial statements and the	Management	For	For
Independent Auditor's report for the YE 31 DEC 2006, and to
declare a final dividend
2.	Re-elect Mr. Jenkin Hui as a Director	Management	Against	Against
3.	Re-elect Mr. Adam Keswick as a Director	Management	Against	Against
4.	Re-elect Mr. Ben Keswick as a Director	Management	Against	Against
5.	Re-elect Mr. Lord Leach of Fairford as a Director	Management	Against	Against
6.	Re-elect Mr. James Riley as a Director	Management	Against	Against
7.	Re-appoint the Auditors and to authorize the Directors to fix their	Management	For	For
remuneration
8.	Approve the exercise by the Directors during the relevant period of	Management	For	For
all powers of the Company to allot or issue shares and to make and grant offers, agreements and options which would or might require shares to be allotted, issued or disposed of during or after the end of the Relevant Period up to an aggregate nominal
amount of USD 51.3 million; the aggregate nominal amount of
share capital allotted or agreed conditionally or unconditionally to be allotted wholly for cash [whether pursuant to an option or otherwise] by the Directors pursuant to the approval in above paragraph, otherwise than pursuant to a rights issue [for the purposes of this resolution, rights issue' being an offer of shares or other securities to holders of shares or other securities on the register on a fixed record date in proportion to their then holdings of such shares or other securities or otherwise in accordance with the rights attaching thereto [subject to such exclusions or other arrangements as the Directors may deem necessary or expedient in relation to fractional entitlements or legal or practical problems under the Laws of, or the requirements of any recognized
regulatory body or any Stock Exchange in, any territory], or the issue of shares pursuant to the Company's Employee Share
Purchase Trust, shall not exceed USD7.7 million; [Authority
expires the earlier of the conclusion of the next AGM or the expiration of the period within which the next AGM is to be held by law]
9.	Approve the exercise by the Directors of all powers of the	Management	For	For
Company to purchase its own shares, subject to and in
accordance with all applicable Laws and Regulations, during the relevant period; the aggregate nominal amount of shares of the
Company which the Company may purchase pursuant to the
approve this resolution shall be less than 15% of the aggregate nominal amount of the existing issued share capital of the
Company at the date of this meeting; approve this resolution shall, where permitted by applicable Laws and regulations and subject to the limitation in this resolution, extend to permit the purchase of shares of the Company i) by subsidiaries of the Company and ii)
pursuant to the terms of put Warrants or financial instruments having similar effect [Put Warrants] whereby the Company can be required to purchase its own shares, provided that where put
Warrants are issued or offered pursuant to a Rights Issue [as defined in resolution 8] the price which the Company may pay for shares purchased on exercise of Put Warrants shall not exceed
15% more than the average of the market quotations for the
shares for a period of not more than 30 nor less than the 5 dealing days falling 1 day prior to the date of any public announcement by the Company of the proposed issue of Put Warrants; [Authority expires the earlier of the conclusion of the next AGM or the expiration of the period within which the next AGM is to be held by law]

Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
			Shares
05909	PEC	253490	0	20-Jul-2007

TELECOM ITALIA S P A NEW
Security	T92778124	Meeting Type	Special General Meeting
Ticker Symbol		Meeting Date	14-May-2007
ISIN	IT0003497176	Agenda	701225105 - Management

Item	Proposal	Type	Vote	For/Against
Management
1.	Report on the reserve set up for the expenses necessary to	Management	For	For
safeguard the common interests of the holders of savings shares.
2.	Appointment of the common representative - related and	Management	For	For
consequent resolutions.
	PLEASE NOTE IN THE EVENT THE MEETING DOES NOT	Non-Voting
REACH QUORUM, THERE WILL BE A SECOND CALL ON 15
MAY 2007 (AND A THIRD CALL ON 16 MAY 2007).
CONSEQUENTLY, YOUR VOTING INSTRUCTIONS WILL
REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA IS
AMENDED. PLEASE BE ALSO ADVISED THAT YOUR SHARES
WILL BE BLOCKED UNTIL THE QUORUM IS MET OR THE
MEETING IS CANCELLED. THANK YOU.

		Ballot Shares	Unavailable	Vote Date	Date Confirmed
Account Number	Custodian		Shares
05909	PEC	2547560	0	23-Jul-2007

UNILEVER NV
Security	N8981F271 Meeting Type	Annual General Meeting
Ticker Symbol Meeting Date		15-May-2007
ISIN	NL0000009355 Agenda	701234712 - Management

Item	Proposal	Type	Vote	For/Against
Management
	PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING	Non-Voting
ID 385157 DUE TO RECEIPT OF EXTRA RESOLUTIONS. ALL
VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
	BLOCKING IS NOT A REQUIREMENT IMPOSED BY UNILEVER	Non-Voting
NV. PLEASE NOTE THAT BLOCKING CONDITIONS MAY
APPLY, HOWEVER, DEPENDING ON THE SYSTEMS OF THE
CUSTODIAN BANK(S). IF APPLIED, BLOCKING CONDITIONS
WILL BE RELAXED AS THEY ARE LIMITED TO THE PERIOD
BETWEEN THE DATE OF NOTIFICATION TO ATTEND (IN
PERSON OR BY PROXY) THE AGM AND ONE DAY
FOLLOWING THE RECORD DATE (8 MAY 2007). FINALLY, IF
YOU WISH TO ATTEND THE AGM IN PERSON, A POWER OF
ATTORNEY, WHETHER OR NOT ACCOMPANIED WITH
VOTING INSTRUCTIONS, SHOULD BE RECEIVED BY
UNILEVER N.V. NOT LATER THAN ON THE RECORD DATE.
FOR FURTHER DETAILS ON HOW TO ATTEND THE AGM IN
PERSON, PLEASE CONTACT YOUR PROXYEDGE.COM'S
REPRESENTATIVE. THANK YOU.
1.	Consideration of the annual report for the 2006 FY submitted by	Non-Voting
the Board of Directors and the report of the Remuneration
Committee.
2.	Adoption of the annual accounts and appropriation of the profit for	Management	For	For
the 2006 FY: a) the policy of the Company on additions to
reserves and dividends; b) it is proposed that: i) the annual accounts for the 2006 FY drawn up by the Board of Directors be adopted; ii) the profit for the 2006 FY be appropriated for addition to the balance-sheet item 'Profit retained': EUR 255,797,426; iii)
the remaining profit for the 2006 FY be distributed to shareholders as follows: for dividends on the preference shares: EUR 6 671
704; for dividends on the ordinary shares: EUR 1 591 471 623
[including an amount of EUR 431 091 321 paid as a one-off
dividend in DEC 2006.
3.	Corporate Governance.	Non-Voting
4.	Discharge of the Executive Directors: it is proposed that the	Management	For	For
Executive Directors in office during the 2006 FY be discharged for the fulfilment of their task during the 2006 FY.
5.	Discharge of the Non-Executive Directors: it is proposed that the	Management	For	For
Non-Executive Directors in office during the 2006 FY be
discharged for the fulfilment of their task during the 2006 FY.
6.A	Appointment of Mr. P.J. Cescau as an Executive Director as	Management	For	For
specified.
6.B	Appointment of Mr. C.J. van der Graaf as an Executive as	Management	For	For
specified.
6.C	Appointment of Mr. R.D. Kugler as an Executive Director as	Management	For	For
specified.
7.A	Appointment of The Rt. Hon. The Lord Brittan of Spennithorne	Management	For	For
QC, DL as a Non-Executive Director as specified.
7.B	Appointment of Professor W. Dik as a Non-Executive Director as	Management	For	For
specified.
7.C	Appointment of Mr. C.E. Golden as a Non-Executive Director as	Management	For	For
specified.
7.D	Appointment of Dr. B.E. Grote as a Non-Executive Director as	Management	For	For
specified.
7.E	Appointment of The Lord Simon of Highbury CBE as a Non-	Management	For	For
Executive Director as specified.
7.F	Appointment of Mr. J-C Spinetta as a Non-Executive Director as	Management	For	For
specified.
7.G	Appointment of Mr. K.J. Storm as a Non-Executive Director as	Management	For	For
specified.
7.H	Appointment of Mr. J. van der Veer as a Non-Executive Director	Management	For	For
as specified.
7.I	Appoint Professor G. Berger as the Non-Executive Director as	Management	For	For
specified.
7.J	Appoint Mr. N. Murthy as the Non-Executive Director as specified.	Management	For	For
7.K	Appoint Ms. H. Nyasulu as the Non-Executive Director as	Management	For	For
specified.
7.L	Appoint Mr. M. Treschow as the Non-Executive Director as	Management	For	For
specified.
8.	Remuneration of Executive Directors: the Unilever Global Share	Management	For	For
Incentive Plan 2007 following a review by the Remuneration
Committee of the remuneration arrangements which apply to
Executive Directors and other international executives of the
Group, the Committee has decided to group future long term
incentive arrangements [Global Performance Share Plan and
TSR-LTIP] be combined under the new Unilever Global Share
Incentive Plan 2007 [the Plan]; by 2008, the Plan will replace the existing TSR-based Long Term Incentive Plan and the Global
Performance Share Plan 2005 for all participants; this will greatly simplify long term incentive arrangements and provide the
required flexibility in today's global market for structuring awards;
the principal features of the Plan are as specified; under the first operation of the Plan in 2007, awards will be made, consisting of conditional rights to receive either Unilever N.V. or Unilever PLC shares [or the equivalent amount in cash], at the end of a 3-year performance period; there will be 2 internally focused performance measures: underlying sales growth and ungeared cash flow and one external performance measure: relative TSR; a proportion of the award will be tested against each measure; it is proposed: i)
that the Plan be approved and the Board of Directors be
authorized to do all acts and things necessary and expedient to adopt and operate the Plan, including making such modification as the Board of Directors considers appropriate to take account of regulatory requirements and best practice; ii) that the Board of
Directors be authorized to establish such further plans similar to and based on the Plan for employees in particular countries, subject to such modifications as may be necessary or desirable to take account of local securities laws, exchange control or tax legislation; annual bonus: it is also proposed that from 2007 onwards the bonus opportunity for the Group Chief Executive be set at a maximum of 200% of base salary and for the other
Executive Directors be set at a maximum of 150% of base salary.
9.	Remuneration of Non-Executive Directors: last year the Unilever	Management	For	For
N.V. AGM resolved, pursuant to Article 19, Paragraph 8, of the
Articles of Association, to set the maximum aggregate
remuneration for all Non-Executive Directors in a FY at EUR 2 000
000; however, taking into account fees payable to the additional
Non-Executive Directors and to the new Chairman, it is proposed to raise the limit for Non-Executive Directors' fees; with the exception of the increase in the Chairman's fee to reflect current market practice, it is not intended to increase the actual level of the fees payable to the other Non-Executive Directors; it is proposed that the general meeting of shareholders determines that the maximum aggregate amount for all Non-Executive
Directors' fees in a FY be increased to EUR 3 000 000 to enable
Unilever N.V. to pay all of the Non-Executive Directors' fees if this is at any time deemed to be in the best interests of the Unilever
Group; however, under the current arrangements, it is the
intention that half of the Non-Executive Directors' fees will be paid by Unilever N.V. [as specified] and half by Unilever PLC [as specified]; Unilever PLC proposes to its general meeting of
shareholders to increase the aggregate maximum amount for the remuneration of all Non-Executive Directors to 2 000 000; for
your information, the Board plans to pay annual fees to the Non-
Executive Directors as specified; an additional allowance of 5
000 per meeting will be paid to Non-Executive Directors who have to travel to meetings from outside Europe; the Remuneration
Committee, on advice from Towers Perrin, believes that the fees mentioned above are fair in the light of the responsibilities currently carried out by Non-Executive Directors and also in view of the need to attract and retain Non-Executive Directors of the appropriate calibre and standing; furthermore, Members of the
Remuneration Committee will make themselves accountable for
their actions by submitting themselves to you for re-appointment each year.
10.	Alterations to the Articles of Association: on 01 JAN 2007 the Act	Management	For	For
on Electronic Means of Communication [Wet elektronische
communicatiemiddelen] came into effect; pursuant to this Act, the
Articles of Association of a Dutch Company may allow
shareholders to make use of electronic means of communication to monitor the proceedings at a general meeting of shareholders and to participate in the voting at a general meeting without being physically present; under these proposed alterations the Board of
Directors will be authorized to decide upon the use of these electronic means of communication; the proposed alterations are mainly intended to implement certain provisions made available by this new Act in the Articles of Association; certain changes are proposed with respect to share certificates for registered shares;
in 2006 the bearer shares were 'dematerialized', i.e. all shares traded on the Amsterdam stock exchange were converted into
registered shares; in the Netherlands this is the most modern form for listed shares; the provisions in the Articles of Association for
[other] registered shares are outdated and should be modernized, taking into account the fact that share certificates should only be issued for the New York Registry Shares; it is proposed by the
Board of Directors that: i) the Articles of Association of the
Company be altered in agreement with the draft prepared by De
Brauw Blackstone Westbroek N.V., dated 28 MAR 2007; ii) in
connection with this alteration of the Articles of Association, any and all Directors of the Company, the Company Secretaries and
Deputy Secretaries and any and all lawyers practising with De
Brauw Blackstone Westbroek N.V. be authorized to apply for the required ministerial declaration of no-objection and to execute the notarial deed of alteration of the Articles of Association.
11.	Appointment of Auditors charged with the auditing of the annual	Management	For	For
accounts for the 2007 FY: pursuant to Article 34, Paragraph 3, of the Articles of Association, Auditors charged with the auditing of the annual accounts for the current FY are to be appointed each year; it is proposed that PricewaterhouseCoopers Accountants
N.V., Rotterdam, be appointed to audit the annual accounts for the
2007 FY; this Corporate body includes experts as referred to in
Article 393 of Book 2 of the Netherlands Civil Code.

12.	Designation of the Board of Directors as the Company body	Management	Against	Against
authorized in respect of the issue of shares in the Company: it is proposed that the Board of Directors be designated, in
accordance with Articles 96 and 96a of Book 2 of the Netherlands
Civil Code, as the Corporate body which is authorized until 15
NOV 2008 to resolve on the issue of- or on the granting of rights to subscribe for-shares not yet issued and to restrict or exclude the statutory pre-emption rights that accrue to shareholders upon issue of shares, on the understanding that this authority is limited to 10% of the issued share capital of the Company, plus an
additional 10% of the issued share capital of the Company in connection with or on the occasion of mergers and acquisitions.
13.	Authorization of the Board of Directors to purchase shares in the	Management	For	For
Company and depositary receipts therefore: it is proposed that the
Board of Directors be authorized, in accordance with Article 98 of
Book 2 of the Netherlands Civil Code, until 15 NOV 2008 to cause the Company to buy in its own shares and depositary receipts therefor, within the limits set by law [10% of the issued share capital], either through purchase on a stock exchange or
otherwise, at a price, excluding expenses, not lower than the nominal value of the shares and not higher than 10% above the average of the closing price of the shares on Eurolist by Euronext
Amsterdam for the 5 business days before the day on which the purchase is made.
14.	Questions.	Non-Voting

			Unavailable	Vote Date	Date Confirmed
Account Number	Custodian	Ballot Shares	Shares
05909	PEC	688404	0	23-Jul-2007

UNILEVER PLC
Security	G92087165 Meeting Type	Annual General Meeting
Ticker Symbol Meeting Date		16-May-2007
ISIN	GB00B10RZP78 Agenda	701187696 - Management

Item	Proposal	Type	Vote	For/Against
Management
1.	Receive the accounts and the balance sheet for the YE 31 DEC	Management	For	For
2006, together with the Directors' report and the Auditors' report
2.	Approve the Directors' remuneration report for the YE 31 DEC	Management	For	For
2006 included within the annual report and the accounts 2006
3.	Declare a dividend on the ordinary shares	Management	For	For
4.	Re-elect Mr. P.J. Cescau as a Director	Management	For	For
5.	Re-elect Mr. C.J. van der Graaf as a Director	Management	For	For
6.	Re-elect Mr. R.D. Kugler as a Director	Management	For	For
7.	Re-elect Rt Hon The Lord Brittan of Spennithome QC, DL as a	Management	For	For
Non-Executive Director
8.	Re-elect Professor. W. Dik as a Non-Executive Director	Management	For	For
9.	Re-elect Mr. C.E. Golden as a Non-Executive Director	Management	For	For
10.	Re-elect Dr. B. Grote as a Non-Executive Director	Management	For	For
11.	Re-elect The Lord Simon of Highbury CBE as a Non-Executive	Management	For	For
Director
12.	Re-elect Mr. J-C. Spinetta as a Non-Executive Director	Management	For	For
13.	Re-elect Mr. K.J. Storm as a Non-Executive Director	Management	For	For
14.	Re-elect Mr. J. van der Veer as a Non-Executive Director	Management	For	For
15.	Elect Professor. G. Berger as a Non-Executive Director	Management	For	For
16.	Elect Mr. N. Murthy as a Non-Executive Director	Management	For	For
17.	Elect Ms. H. Nyasulu as a Non-Executive Director	Management	For	For
18.	Elect Mr. M. Treschow as a Non-Executive Director	Management	For	For
19.	Re-appoint PricewaterhouseCoopers LLP as the Auditors of the	Management	For	For
Company, until the conclusion of the next general meeting at which the accounts are laid before the Members
20.	Authorize the Directors to fix the remuneration of the Auditors	Management	For	For
21.	Authorize the Directors of the Company, to allot relevant securities	Management	For	For
[Section 80 of the Companies Act 1985] up to an aggregate
nominal amount of GBP 13,450,000; [Authority expires on the day preceding the 5th anniversary of the passing of this resolution];
and the Company may before such expiry make an offer or
agreement which would or might require relevant securities to be allotted after such expiry and the Directors may allot relevant securities in pursuance of such offer or agreement as if the authority conferred hereby had not expired, and that this
resolution shall cancel and replace the corresponding resolution passed at the last AGM of the Company
S.22	Authorize the Directors, subject to the passing of the Resolution	Management	For	For
21, pursuant to Section 95 of the Companies Act 1985, to allot equity securities [Section 94 of the said Act] for cash pursuant to the authority conferred by the Resolution 21 or, where such
allotment constitutes an allotment of equity securities by virtue of
Section 94(3A) of the said Act, as if Section 89(1) of the said Act did not apply to any such allotment provided that this power shall be limited to the allotment of equity securities; a) in connection with a rights issue in favor of ordinary shareholders; and b) up to an aggregate nominal amount of GBP 2,000,000; [Authority
expires on the day preceding the 5th anniversary of the passing of this resolution]; and the Company may before such expiry make an offer or agreement which would or might require equity
securities to be allotted after such expiry and the Directors may allot equity securities in pursuance of such offer or agreement as if the power conferred hereby had not expired
S.23	Authorize the Company, pursuant to Article 64 of the Articles of	Management	For	For
Association, to make market purchases [Section 163(3) of the
Companies Act 1985] of up to 131 million ordinary shares of 0.33 pence each in the capital of the Company at a minimum price, exclusive of expenses, which may be paid for each share is 0.33 pence and up to 5% above the average of the middle market
quotations for the ordinary shares [as derived from the Daily
Official List of the London Stock Exchange] for the 5 business days before the day on which the purchase is made; and that
stipulated by Article 5(1) of the Buy-back and Stabilization
Regulation [EC No. 2273/2003]; and [Authority expires the earlier of the conclusion of the next AGM of the Company or 15 months];
and the Company may before such expiry enter into any contract under which a purchase of Ordinary shares may be completed or executed wholly or partly after such expiry and the Company may purchase ordinary shares in pursuance of such contract as if the authority conferred hereby had not expired
S.24	Amend the Articles 2, 90(c), 151, 154, 155(A), 9 and 83 of the	Management	For	For
Articles of Association as specified
S.25	Amend Article 109 of the Company's Articles of Association by	Management	For	For
deleting GBP 1,500,000 and inserting GBP 2,000,000 in its place
26.	Approve the Unilever Global Share Incentive Plan 2007 [the Plan],	Management	For	For
the principal features as specified and authorize the Directors to do all acts and things necessary and expedient to adopt and
operate the Plan, including making such modification as the
Directors consider appropriate to take account of regulatory requirements and best practice; and authorize the Directors to establish such further plans similar to and based on the plan for employees in particular countries, subject to such modifications as may be necessary or desirable to take account of local securities
Laws, exchange control and tax legislation; this resolution will only become effective if agenda Resolution 8 of AGM of Unilever N.V.
to be held on 15 MAY 2007 in Rotterdam, the Netherlands or at any adjournment thereof was approved

			Unavailable	Vote Date	Date Confirmed
Account Number	Custodian	Ballot Shares	Shares
05909	PEC	520155	0	23-Jul-2007

ITV PLC
Security	G4984A110	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	17-May-2007
ISIN	GB0033986497	Agenda	701181947 - Management

Item	Proposal	Type	Vote	For/Against
Management
1.	Receive and adopt the Audited financial statements for the YE 31	Management	For	For
DEC 2006 and the reports of the Directors and the Auditors
thereon
2.	Approve the remuneration report as specified in the Audited	Management	For	For
financial statement for the YE 31 DEC 2006
3.	Declare a final dividend of 1.8 pence per ordinary share	Management	For	For
4.	Elect Mr. Michael Grade as a Director of the Company	Management	For	For
5.	Re-elect Sir Brian Pitman as a Non-Executive Director	Management	For	For
6.	Re-elect Sir George Russell as a Non-Executive Director	Management	For	For
7.	Re-appoint KMPG Audit PLC as the Auditors	Management	For	For
8.	Authorized the Directors to determine the Auditors' remuneration	Management	For	For
9.	Authorize the Directors, in substitution for any existing authority	Management	For	For
and for the purpose of Section 80 of the Companies Act 1985, to allot relevant securities up to an aggregate nominal amount of
GBP 129 million consisting of 1.29 billion ordinary shares;
[Authority expires the earlier of the conclusion of the AGM of the
Company in 2008 or 16 AUG 2008]; and the Company may allot
relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry
S.10	Authorize the Directors, pursuant to Section 95(1) of the	Management	For	For
Companies Act 1985, to allot equity securities [Section 94 of the
Companies Act 1985] for cash pursuant to the authority conferred by Resolution 9 and to sell equity shares wholly for cash which before the sale were held by the Company as treasury shares
[within the meaning of Section 162A of the Act], disapplying the statutory pre-emption rights [Section 89(1)], provided that this power is limited to the allotment of equity securities: a) in connection with a rights issue in favor of ordinary shareholders of the Company to register the members on a fixed record date in proportion to their then holdings of any such shares as set out in
Article 7.2 of the Company’s Articles of Association; b) up
to an aggregate nominal amount of GBP 19.4 million consisting of
194 million ordinary shares in the Company; [Authority expires the earlier of the conclusion of the AGM of the Company to be held in
2008 or 16 AUG 2008]; and the Company may allot equity
securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry
11.	Authorize the Company, and any Company which is or becomes a	Management	For	For
subsidiary of the Company, during the period to which this
Resolution pursuant to Part XA of the Companies Act 1985 [as amended by the Political Parties, Election and Referendums Act
2000], to make donations to EU Political Organizations and to incur EU Political expenditure up to a maximum aggregate amount of GBP 150,000; [Authority expires at the conclusion of the AGM of the Company to be held in 2008]; and provided further that the
Company and any subsidiary of the Company shall not use the
authority granted other than in the continuation of its business activities and that the policy of making no direct contributions to political parties shall remain unchanged
S.12	Authorize the Company, pursuant to Section 166 of the	Management	For	For
Companies Act 1985 [the Act] and in accordance with Article 49 of the Articles of Association and Chapter VII of Part V of the Act, to
make market purchases [Section 163 of the Act] of up to 388.9 million ordinary shares, at a minimum price equal to 10 pence and not more than 5% above the average middle market quotations for such shares derived from the London Stock Exchange Daily
Official List, over the previous 5 business days and that stipulated by Article 5(1) of the Buy-Back and Stabilization Regulations
2003; [Authority expires the earlier of the conclusion of the AGM of the Company to be held in 2008 or 16 AUG 2008]; and the
Company, before the expiry, may make a contract to purchase
ordinary shares which will or may be executed wholly or partly after such expiry
S.13	Approve the cancellation of all the authorized but unissued non	Management	For	For
voting deferred shares of 10 pence each in the capital of the
Company [the Deferred shares] and authorize the unissued
redeemable preferred shares of GBP 1 in the capital of the
Company [ the Redeemable shares]; amend the Articles of
Association by the deletion of Paragraphs 4.2 to 4A [inclusive] and the removal of all consequential references to the Deferred shares and the Redeemable shares
S.14	Amend the Articles of Association of the Company as specified	Management	For	For
and signed by the Chairman for the purposes of identification as the Articles of Association of the Company, in substitution for and to the exclusion of the existing Articles of Association, with effect from the conclusion of this AGM
15.	Approve the Turnaround Plan [the Plan] as specified and signed	Management	For	For
by the Chairman for the purposes of identification and authorize the Directors to do all acts and things which they may consider necessary or desirable to carry the Plan into effect including making such further changes to the rules as may be necessary to comply with UK Listing authority, institutional or other
requirements

			Unavailable	Vote Date	Date Confirmed
Account Number	Custodian	Ballot Shares	Shares
05909	PEC	8228300	0	23-Jul-2007

FRANCE TELECOM SA
Security	F4113C103 Meeting Type	Ordinary General Meeting
Ticker Symbol Meeting Date		21-May-2007
ISIN	FR0000133308 Agenda	701234522 - Management

Item	Proposal	Type	Vote	For/Against
Management
	French Resident Shareowners must complete, sign and forward	Non-Voting
the Proxy Card directly to the sub custodian. Please contact your
Client Service Representative to obtain the necessary card,
account details and directions. The following applies to Non-
Resident Shareowners: Proxy Cards: Voting instructions will be forwarded to the Global Custodians that have become Registered
Intermediaries, on the Vote Deadline Date. In capacity as
Registered Intermediary, the Global Custodian will sign the Proxy
Card and forward to the local custodian. If you are unsure whether your Global Custodian acts as Registered Intermediary, please contact your representative.
	PLEASE NOTE THAT THIS IS A MIX MEETING. THANK YOU.	Non-Voting
O.1	Receive the reports of the Board of Directors and the Auditors and	Management	For	For
approve the Company's financial statements for the YE on 31
DEC 2006, showing income of EUR 4,403,914,805.65
accordingly; grant permanent discharge to the Members of the
Board of Directors for the performance of their duties during the said FY
O.2	Receive the reports of the Board of Directors and the Auditors and	Management	For	For
approve the consolidated financial statements for the said FY,
O.3	Acknowledge the earnings amount to EUR 4,403,914,805.65	Management	For	For
decides to allocate EUR 1,445,333.20 to the legal reserve thus brought to EUR 1,042,669,252.00, the distributable income, after the allocation of EUR 1,445,333.20 to the legal reserve and taking into account the retained earnings amounting to EUR
7,226,881,589.31 is of EUR 10,588,127,142.96; the shareholders will receive a net dividend of EUR 1.20 per share and the balance of the distributable income will be allocated to the retained earnings account, the dividend will entitle to the 40 % deduction provided by the French Tax Code, this dividend will be paid on 07
JUN 2007
O.4	Receive the special report of the Auditor on the agreements	Management	Against	Against
Governed by Article L.225-38 of the French Commercial Code and
approve the said report and the agreements referred to therein
O.5	Authorize the Board of Directors, to cancel effective immediately,	Management	Against	Against
for the unused portion thereof, the auhtority granted by Resolution
5 of the combined general meeting of 21 APR 2006, to buy back
Company's shares on the open market, subject to the condition as specified: maximum purchase price: EUR 40.00, maximum
number of shares to be acquired: 10% of the share capital,
maximum funds invested in the share buy backs: EUR
10,426,692,520.00; [Authority expires at the end of an 18 month period]; the number of shares acquired by the Company with a view to their retention or their subsequent delivery in payment or exchange as part of a merger, divestment or capital contribution cannot exceed 5 % of its capital; authorize the Board of Directors to take all necessary measures and accomplish all necessary
formalities
O.6	Appoint Mrs. Claudie Haignere as a Director for a 5 year period	Management	Against	Against
E.7	Amend Article of the By Laws no. 21 (general meetings) to comply	Management	For	For
with the Decree No. 2007-431 of 25 MAR 2007
E.8	Approve to cancel effective immediately, for the unused portion,	Management	For	For
the delegation granted by Resolution 24 of the combined general meeting on 22 APR 2005 and authorize the Board of Directors for a 26-month period the necessary powers to decide to proceed
with the issuance, by a maximum nominal amount of EUR
4,000,000,000.00, with preferred subscription rights maintained of common shares of Company and securities giving access by all means to the common shares of the Company or one its
subsidiaries; the maximum nominal amount of debt securities
which may be issued shall not exceed EUR 10,000,000,000.00
the amount is common to the whole debt securities to be issued by virtue of Resolutions 9, 12 and 13 but it is autonomous and distinct and from the amount of the debt securities giving right to the allocation of the debt securities issued by virtue of Resolution
18; and to take all necessary measures and accomplish all
necessary formalities
E.9	Approve to cancel effective immediately, for the unused portion	Management	For	For
thereof, the authority granted by Resolution 25 of the combined general meeting of 22 APR 2005 and authorize the Board of
Directors for a 26-month period to decide to proceed with the issuance, by a maximum nominal amount of EUR
4,000,000,000.00, with cancellation of the preferred subscription rights of common shares of Company and securities giving access by all means to the common shares of the Company or one its
subsidiaries; the maximum nominal amount of debt securities
which may be issued shall not exceed EUR 10,000,000,000.00
the amount is common to the whole debt securities to be issued by virtue of the previous resolution and Resolutions 12 and 13 but it is autonomous and distinct and from the amount of the debt securities giving right to the allocation of the debt securities issued by virtue of Resolution 18; and to take all necessary measures and accomplish all necessary formalities
E.10	Authorize the Board of Directors for a 26-month period, for each	Management	Against	Against
one of the issuance decided accordingly with the Resolution 9 and within the limit of 10% of the Company's capital over a 12-month period to set the issue price of the common shares and or
securities to be issued in accordance with the terms and
conditions determined by the shareholders
E.11	Authorize the Board of Directors to increase the each one of the	Management	For	For
issuances decided accordingly with Resolution 8 and 9 the
number securities be issued, with or with out preferential
subscription right of shareholders, as the same price as the initial issue, within 30 days of closing of the subscription period and up to maximum of 15 % of the initial issue; [Authority expires at the end of an 26 month period]
E.12	Approve to cancel effective immediately, for the unused portion	Management	Against	Against
thereof, the authority granted by Resolution 28 of the combined general meeting of 22 APR 2005 and authorize the Board of
Directors in order to decide to proceed in accordance with the conditions set forth in Resolution 9, with the issuance of common shares of Company or the securities giving access to common
existing or future shares of the Company in consideration for securities tendered in public exchange offer initiated in France or abroad by the Company concerning the shares of another listed
Company ; the ceiling of the capital increase nominal amount is set at EUR 4,000,000,000.00 this amount shall count against the overall value set against the Resolution 9; [Authority expires at the end of 26 month period]; and to take all necessary measures and accomplish all necessary formalities
E.13	Approve to cancel effective immediately, for the unused portion	Management	For	For
thereof, the authority granted by Resolution 29 of the combined general meeting of 22 APR 2005 and authorize the Board of
Directors to proceed with the issuance, up to 10 % of the share capital, of common shares of Company or the securities giving access to common existing or future shares of the Company, in consideration for the contributions in kind granted to the Company and compromised of capital securities or securities giving access to the share capital; [Authority expires at the end of 26 month period]; and to take all necessary measures and accomplish all necessary formalities
E.14	Approve to cancel effective immediately, for the unused portion	Management	Against	Against
thereof, the authority granted by Resolution 30 of the combined general meeting of 22 APR 2005 and in the event of the issuance, on one or more occasions, in France or abroad and, or in
International market, by one or more Companies in which the
Company's hold directly or indirectly more than half of the share capital, with the agreements of the Company, of any securities giving access to common shares of the Company, accordingly
with Resolution 9 and authorize the Board of Directors to proceed with the issuance by nominal amount of EUR 4,000,000,000.00
with cancellation of the shareholders preferred subscription rights of common shares of the Company to which the here above
securities issued by the subsidiaries may be right; [Authority expires at the end of 26 month period]; and to take all necessary measures and accomplish all necessary formalities
E.15	Approve to cancel effective immediately, for the unused portion	Management	For	For
thereof, the authority granted by Resolution 8 of the combined general meeting of 21 APR 2006 and authorize the Board of
Directors to proceed with issuance, on one or more occasions by nominal amount of EUR 200,000,000.00 of the common shares of the Company to be subscribed either in cash or by the offsetting of debt securities; [Authority expires at the end of 18 month period];
approve to cancel the shareholders preferential subscription rights in favour of the holders of options giving the right to subscribe for shares or, of shares of Orange S.A., having signed a liquidity agreement with the Company; and authorize the Board of
Directors to take all necessary measures and accomplish all
necessary formalities
E.16	Approve to cancel effective immediately, for the unused portion	Management	Against	Against
thereof, the authority granted by Resolution 9 of the combined general meeting of 21 APR 2006 and authorize the Board of
Directors for an 18-month period, the necessary powers to
proceed, on one or more occasions, with the issuance and the allocation for free or options giving the right to liquidity securities
[ILO] they may not represent more than EUR 10,000,000.00, and to cancel the shareholders' preferential subscription rights in favour of the holders of options giving the right to subscribe for shares of Orange S.A., having signed a liquidity agreement with the Company and to take all necessary measures and accomplish all necessary formalities
E.17	Approve, consequently to the adoption of the Resolution 9, the	Management	For	For
maximum nominal amount pertaining to the capital increases to be carried out with the use of the delegations given by Resolution 9 shall be fixed at 8,000,000,000.00
E.18	Approve to cancel effective immediately, for the unused portion	Management	For	For
thereof, the authority granted by Resolution 34 of the combined general meeting of 22 APR 2005 and authorize the Board of
Directors to proceed with the issuance, on one or more occasions, in France or Abroad, by a maximum nominal amount of EUR
10,000,000,000.00, of any securities giving right to the allocation of debt securities; [Authority expires at the end of 26-month period]; and to take all necessary measures and accomplish all necessary formalities
E.19	Approve to cancel effective immediately, for the unused portion	Management	For	For
thereof, the authority granted by Resolution 35 of the combined general meeting of 22 APR 2005 and authorize the Board of
Directors to increase the share capital, in one or more occasions, by a maximum nominal amount of EUR 2,000,000,000.00, by way
of capitalizing reserves, profits or, premiums, by issuing bonus shares or raising the par value of existing shares, or by a
combination of these methods; [Authority expires at the end of 26-
month period]; and to take all necessary measures and
accomplish all necessary formalities
E.20	Approve, to cancel effective immediately, for the unused portion	Management	For	For
thereof, the authority granted by Resolution 5 of the combined general meeting of 01 SEP 2004 and authorize the Board of
Directors in one or more transactions, options giving the right to subscribe for or to purchase shares in the Company, in favor of
Employees or corporate officers of the Company and related
Companies or Groups, it being provided that the options shall not give rights to a total number of shares, which shall exceed 2% of the capital; [Authority expires at the end of 38-month period]; and
to take all necessary measures and accomplish all necessary
formalities
E.21	Authorize the Board of Directors to decide the increase of capital,	Management	Against	Against
in one or several times and at any moments, by issuance or the attribution free of charges of ordinary shares or investment securities giving access to ordinary existing or to be issued shares of the Company reserved for the Members of the staff and
formers, Members of a Corporate Savings Plan of the France
Telecom Group; suppression of the shareholders preferential
right; grant powers to the Board of Directors
E.22	Authorize the Board of Directors to realize the cancellation, in one	Management	For	For
or several times, within the limit of 10% of the capital, all or part of the ordinary France Telecom shares; grant powers to the Board of
Directors
E.23	Grant powers for formalities	Management	For	For

			Unavailable	Vote Date	Date Confirmed
Account Number	Custodian	Ballot Shares	Shares
05909	PEC	262900	0	23-Jul-2007

COMPANIA ANONIMA NAC. TEL. DE VENEZU
Security	204421101	Meeting Type	Special
Ticker Symbol	VNT	Meeting Date	21-May-2007
ISIN		Agenda	932716333 - Management

Item	Proposal	Type	Vote	For/Against
Management
01	APPROVAL OF MANAGEMENT'S REPORT OF FINANCIAL	Management	For
RESULTS FOR THE FOUR MONTH PERIOD ENDED APRIL 30,
2007.
02	PROPOSAL TO ELECT ALL DIRECTORS TO SERVE ON THE	Management	For
BOARD OF DIRECTORS FOR THE PERIOD 2007-2008.

Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
			Shares
000000005909	61C	236675	0	15-May-2007	15-May-2007

GLAXOSMITHKLINE
Security	G3910J112	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	23-May-2007
ISIN	GB0009252882	Agenda	701183977 - Management

Item	Proposal	Type	Vote	For/Against
Management
1.	Receive and adopt the Directors' report and the financial	Management	For	For
statements for the YE 31 DEC 2006
2.	Approve the remuneration report for the YE 31 DEC 2006	Management	For	For
3.	Elect Dr. Daniel Podolsky as a Director of the Company	Management	For	For
4.	Elect Dr. Stephanie Burns as a Director of the Company	Management	For	For
5.	Re- elect Mr. Julian Heslop as a Director of the Company	Management	For	For
6.	Re-elect Sir. Deryck Maughan as a Director of the Company	Management	For	For
7.	Re-elect Dr. Ronaldo Schmitz as a Director of the Company	Management	For	For
8.	Re-elect Sir. Robert Wilson as a Director of the Company	Management	For	For
9.	Authorize the Audit Committee to re-appoint	Management	For	For
PricewaterhouseCoopers LLP as the Auditors to the Company
until the end of the next meeting at which accounts are laid before the Company
10.	Authorize the Audit Committee to determine the remuneration of	Management	For	For
the Auditors
11.	Authorize the Company, in accordance with 347C of the	Management	For	For
Companies Act 1985 [the Act], to make donations to EU political organizations and to incur EU political expenditure up to a
maximum aggregate amount of GBP 50,000; [Authority expires
the earlier of the conclusion of the next AGM in 2008 or 22 NOV
2008]
12.	Authorize the Directors, in substitution for all substituting	Management	For	For
authorities, to allot relevant securities [Section 80 of the Act] up to an aggregate nominal amount of GBP 479,400,814; [Authority
expires the earlier of the conclusion of the Company's AGM to be held in 2008 or 22 NOV 2008]; and the Directors may allot
relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry
S.13	Authorize the Directors, for the purposes of Article 12 of the	Management	For	For
Company's Articles of Association and pursuant to Section 95 of the Act, to allot equity securities [Section 94 of the Act] for cash pursuant to the authority conferred on the Directors by Resolution
12 and /or where such allotment constitutes an allotment of equity securities by virtue of Section 94(3A)of the Act, disapplying the statutory pre-emption rights [Section 89(1)], provided that this power is limited to the allotment of equity securities: a) in connection with a rights issue [as defined in Article 12.5 of the
Company's Articles of Association] provided that an offer of equity securities pursuant to any such rights issue need not be open to any shareholder holding ordinary shares as treasury shares; and
b) up to an aggregate nominal amount of GBP 71,910,122;
[Authority expires the earlier of the conclusion of the next AGM of the Company to be held in 2008 or on 22 NOV 2008]; and the
Directors to allot equity securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry
S.14	Authorize the Company, for the purposes of Section 166 of the	Management	For	For
Act, to make market purchases [Section 163 of the Act] of up to
575,280,977 ordinary shares of 25p each, at a minimum price of
25p and up to 105% of the average middle market quotations for such shares derived from the London Stock Exchange Daily
Official List, over the previous 5 business days and the higher of the price of the last independent trade and the highest current independent bid on the London Stock Exchange Official List at the
time the purchase is carried out; [Authority expires the earlier of the conclusion of the next AGM of the Company to be held in
2008 or on 22 NOV 2008]; the Company, before the expiry, may make a contract to purchase ordinary shares which will or may be executed wholly or partly after such expiry
S.15	Amend Article 2 and 142 of the Articles of Association	Management	For	For

			Unavailable	Vote Date	Date Confirmed
Account Number	Custodian	Ballot Shares	Shares
05909	PEC	890308	0	23-Jul-2007

HYPO REAL ESTATE HOLDING AG, MUENCHEN
Security	D3449E108	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	23-May-2007
ISIN	DE0008027707	Agenda	701204757 - Management

Item	Proposal	Type	Vote	For/Against
Management
	PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS	Non-Voting
MEETING IS 02 MAY 2007, WHEREAS THE MEETING HAS
BEEN SETUP USING THE ACTUAL RECORD DATE - 1
BUSINESS DAY. THIS IS DONE TO ENSURE THAT ALL
POSITIONS REPORTED ARE IN CONCURRENCE WITH THE
GERMAN LAW. THANK YOU.
1.	Presentation of the financial statements and annual report for the	Non-Voting
2006 FY with the report of the Supervisory Board, the Group
financial statements and Group annual report
2.	Resolution on the appropriation of the distributable profit of EUR	Management	For	For
201,632,859.59 as follows: payment of a dividend of EUR 1.50 per no-par share; EUR 524,597.09 shall be carried forward ex-
dividend and payable date: 24 MAY 2007
3.	Ratification of the acts of the Board of Managing Directors	Management	For	For
4.	Ratification of the acts of the Supervisory Board	Management	For	For
5.	Elections to the Supervisory Board recommended Dr. Frank	Management	For	For
Heintzeler and Mr. Thomas Quinn
6.	Renewal of the authorization to acquire own shares; the Company	Management	For	For
shall be authorized to acquire own shares of up to 10% of its share capital, at a price differing neither more than 10% from the market price of the shares if they are acquired through the stock exchange, nor more than 20% if they are acquired by way of a repurchase offer, on or before 23 NOV 2008; the Board of
Managing Directors shall be authorized to sell the shares on the
Stock Exchange or to the Company's shareholders, to sell the shares against payment in cash if the shares are sold at a price not materially below their market price, to use the shares for acquisition purposes or for satisfying conversion or option rights, and to retire the shares
7.	Appointment of Auditors for the 2007 FY: KPMG Deutsche	Management	For	For
Treuhand-Gesellschaft AG, Berlin and Frankfurt

			Unavailable	Vote Date	Date Confirmed
Account Number	Custodian	Ballot Shares	Shares
05909	PEC	74575	0	23-Jul-2007

WM. MORRISON SUPERMARKETS PLC
Security	G62748119	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	24-May-2007
ISIN	GB0006043169	Agenda	701225989 - Management

Item	Proposal	Type	Vote	For/Against
Management
1.	Receive the Directors report and the audited financial statement	Management	For	For
for the 53 weeks ended 04 FEB 2007
2.	Approve the Directors' remuneration report for the 53 weeks	Management	For	For
ended 04 FEB 2007
3.	Declare a final dividend of 3.375p per share payable on 29 MAY	Management	For	For
2007 to ordinary shareholders on the register of Members at the close of business on 27 APR 2007
4.	Re-elect Mr. R. Owen as a Director	Management	For	For
5.	Re-elect Mr. M. Bolland as a Director	Management	For	For
6.	Re-elect Mr. M. Jones as a Director	Management	For	For
7.	Re-appoint KPMG Audit Plc as the Auditors of the Company to	Management	For	For
hold Office until the conclusion of the next general meeting at which the accounts are laid before the Company remuneration to be fixed by the Directors
S.8	Authorize the Company, to make market purchases [Section	Management	For	For
163(3) of the Companies Act 1985 [the Act]] of up to 151,900,000
ordinary shares of 10p each and 28,266 preference shares 5 1/4%
cumulative redeemable convertible preference shares of GBP
1.00 each [ 5.7% and 10% of the issued share capital of each class of shares] in the capital of the Company, at a minimum price of their respective par values and not more than 5% above the average market quotations for such shares derived from the
London Stock Exchange Daily Official List, over the previous 5 business days; [Authority expires at the conclusion of the next
AGM]; the Company, before the expiry, may make a contract to purchase ordinary shares which will or may be executed wholly or partly after such expiry
9.	Approve, for the purposes of the authority conferred by Article 7(2)	Management	For	For
of the Company's Articles of Association [authority to allot relevant securities] the prescribed period shall be from the date of passing of this Resolution until 30 JUN 2008 or, if earlier, the expiry of the next AGM of the Company and the Section 80 amount shall be
GBP 80,300,000 [30.0% of the issued share capital of the
Company at 27 MAR 2007]
S.10	Approve, for the purposes of the power conferred by Article 7(3) of	Management	For	For
the Company's Articles of Association [power to allot equity securities for cash] the prescribed period shall be from the date of passing of this Resolution until 30 JUN 2008 or, if earlier, the expiry of the next AGM of the Company and the Section 89
amount shall be GBP 13,387,561 [5% of the issued ordinary share capital at 27 MAR 2007]
11.	Approve the rules of Wm. Morrison Supermarkets Long-Term	Management	For	For
Incentive Plan [the Plan] referred to in the Chairman's letter to shareholders dated 27 MAR 2007 and produced in draft to this meeting and, for the purposes of identification, initialed by the
Chairman, and authorize the Directors to: i) make such
modifications to the Plan as they may consider appropriate for the implementation of the Plan and to adopt the Plan as so modified and to implement the Plan and ii) establish further plans based on the Plan but modified to take account of local tax, exchange control of Securities Laws in overseas territories, provided that any shares made available under such further plans are treated as counting against the limits on individual or overall participation in the Plan
12.	Approve the Share Incentive Award [the Award] for Marc Bolland	Management	For	For
referred to in the Chairman's letter to shareholders dated 27 MAR
2007 and produced in draft to this meeting and, for the purposes of identification, initialled by the Chairman and authorize the
Directors to do all such acts and things as they may consider appropriate to implement the Award
S.13	Amend the Articles of association to allow website communication	Management	For	For
with shareholders by inserting the Article 163 (3), 166 and by deleting words from Articles 166, 171, 172, 173 and final
sentience of Article 171 by the addition of the following new Article
174 and the consequent renumbering of existing Articles 174 to
177 as Articles 175 to 178 accordingly

			Unavailable	Vote Date	Date Confirmed
Account Number	Custodian	Ballot Shares	Shares
05909	PEC	5267011	0	23-Jul-2007

HSBC HOLDINGS PLC
Security	G4634U169	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	25-May-2007
ISIN	GB0005405286	Agenda	701218340 - Management

Item	Proposal	Type	Vote	For/Against
Management
1.	Receive and approve the annual accounts and reports of the	Management	For	For
Directors and the Auditors for the YE 31 DEC 2006
2.	Approve the Directors' remuneration report for the YE 31 DEC	Management	For	For
2006
3.a	Re-elect The Lord Butler as a Director	Management	For	For
3.b	Re-elect The Baroness Dunn as a Director	Management	For	For
3.c	Re-elect Mr. R.A. Fairhead as a Director	Management	For	For
3.d	Re-elect Mr. W.K.L. Fung as a Director	Management	For	For
3.e	Re-elect Sir Brian Moffat as a Director	Management	For	For
3.f	Re-elect Mr. G. Morgan as a Director	Management	For	For
4.	Re-appoint KPMG Audit Plc as the Auditor at remuneration to be	Management	For	For
determined by the Group Audit Committee
5.	Authorize the Directors, pursuant to and for the purposes of	Management	For	For
Section 80 of the Companies Act 1985 [the Act], to allot relevant securities [with in the meaning of that Section] up to an aggregate nominal amount of GBP 100,000 and GBP 100,000 [in each such
case in the form of 10,000,000 non-cumulative preference
shares], USD 85,500 [in the form of 8,550,000 non-cumulative preference shares] and USD 1,158,660,000 [in the form of
ordinary shares of USD 0.50 each [ordinary shares]] provided that this authority shall be limited so that, otherwise than pursuant to:
a) in connection with a rights issue in favor of ordinary
shareholders; b) the terms of any share plan for employees of the
Company or any of its subsidiary undertakings; or c) any scrip dividend scheme or similar agreements implemented in
accordance with the Articles of Association of the Company; or d)
the allotment of up to 10,000,000 non-cumulative preference
shares of GBP 0.01 each, 10,000,000 non-cumulative preference shares of GBP 0.01 each and 8,550,000 non-cumulative
preference shares of USD 0.01 each in the capital of the
Company, the nominal amount of relevant securities to be allotted by the Directors pursuant to this authority wholly for cash shall not in aggregate, together with any allotment of other equity securities authorized by sub-paragraph (b) of resolution 6, as specified, exceed USD 289,665,000 [being equal to approximately 5% of the nominal amount of ordinary shares of the Company in issue at the latest practicable date prior to the printing of the notice of this meeting]; [Authority expires the earlier of the conclusion of the
AGM of the Company to be held in 2008]; and the Directors may allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such
expiry
S.6	Authorize the Directors, pursuant to Section 95 of the Companies	Management	For	For
Act 1985 [the Act]: a) subject to the passing of this resolution 5, as specified, to allot equity securities [Section 94 of the Act] the subject of the authority granted by resolution 5; and b) to allot any other securities [Section 94 of the Act] which are held by the
Company in treasury, disapplying the statutory pre-emption rights
[Section 89(1)], provided that: [Authority expires the earlier at the conclusion of the AGM of the Company to be held in 2008]; the
Company, before the expiry, may make a contract to purchase
ordinary shares which will or may be executed wholly or partly after such expiry
7.	Authorize the Company, to make market purchases [within the	Management	For	For
meaning of Section 163 of the Companies Act 1985] of up to
1,158,660,000 ordinary shares of USD 0.50 each in the capital of the Company, at a minimum price which may be paid for each
ordinary share is USD 0.50 and not more than 105% above the
average market value for such shares derived from the London
Stock Exchange Daily Official List , for the 5 business days preceding the date of purchase; [Authority expires at the
conclusion of the AGM of the Company in 2008]; the Company,
before the expiry, may make a contract to purchase ordinary
shares which will or may be executed wholly or partly after such expiry
8.	Authorize the Directors, to exercise the power conferred upon	Management	For	For
them by Article 151 of the Articles of Association of the Company
[as from time to time varied] so that, to the extent and in the manner determined by the Directors, the holders of ordinary
shares of USD 0.50 each in the Company [ordinary shares] be
permitted to elect to receive new ordinary shares, credited as fully paid instead of all or part of any dividend [including interim dividends] payable up to the conclusion of the AGM in 2012; to capitalize from time to time the appropriate nominal amount or amounts of new shares of the Company falling to be allotted
pursuant to elections made under the Company's scrip dividend scheme out of the amount or amounts standing to the credit of any reserve account or fund of the Company, as the Directors may determine, to apply that sum in paying up in full the relevant number of such new shares and to allot such new shares pursuant to such elections; and generally to implement the Company's scrip dividend scheme on such other actions as the Directors may
deem necessary or desirable from time to time in respect of the
Company's scrip dividend scheme
9.	Authorize the Company, for the purposes of Part XA of the	Management	For	For
Companies Act 1985 [as amended] [the Act] to make donations to
EU Political Organizations and to incur EU Political expenditure
[as such terms are defined in Section 347A of the Act] up to a maximum aggregate amount of GBP 250,000; [Authority expires
on the earlier of the conclusion of the AGM of the Company to be held in 2008 and the date on which the last of Sections 239 and
362 to 379 [inclusive] of the Companies Act 2006 come into force]
10.	Authorize the HSBC Bank Plc for the purposes of Part XA of the	Management	For	For
Companies Act 1985 [as amended] [the Act] to make donations to
EU Political Organizations and to incur EU Political expenditure
[as such terms are defined in Section 347A of the Act] up to a maximum aggregate amount of GBP 50,000; [Authority expires on the earlier of the conclusion of the AGM of the Company to be held in 2008 and the date on which the last of Sections 239 and
362 to 379 [inclusive] of the Companies Act 2006 come into force
11.	Authorize the Company, subject to and in accordance with the	Management	For	For
provisions of the Companies Act 2006 and the Articles of
Association of the Company [as from time to time varied], to send, convey or supply all types of notices, documents or information to the Members by means of electronic equipment for the processing
[including by means of digital compression], storage and
transmission of data, using wires, radio optical technologies, or any other electromagnetic means, including by making such
notices, documents or information available on a website
S.12	Amend Articles 2.1, 2.4 , 79A.1, 81.1, 81.3, 81.4(a), 81.5, 81.6,	Management	For	For
81.4(b), 81.4(e)(i), 81.4(e)(ii), 81.7, 95, 132.1(d) 159, 159A, 162.4,
163.1 of the Articles of Association of the Company as specified

			Unavailable	Vote Date	Date Confirmed
Account Number	Custodian	Ballot Shares	Shares
05909	PEC	891382	0	23-Jul-2007

BOMBARDIER INC
Security	097751200	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	29-May-2007
ISIN	CA0977512007	Agenda	701221842 - Management

Item	Proposal	Type	Vote	For/Against
Management
	Receive the consoliodated financial statements of Bombardier Inc.	Non-Voting
for the FYE 31 JAN 2007 and the Auditors report thereon
1.1	Elect Mr. Laurent Beaudoin as a Director	Management	For	For
1.2.	Elect Mr. Pierre Beaudoin as a Director	Management	For	For
1.3.	Elect Mr. Andre Berard as a Director	Management	For	For
1.4.	Elect Mr. J.R. Andre Bombardier as a Director	Management	For	For
1.5.	Elect Mr. Janine Bombardier as a Director	Management	For	For
1.6.	Elect Mr. L. Denis Desautels as a Director	Management	For	For
1.7.	Elect Mr. Michael J. Durham as a Director	Management	For	For
1.8.	Elect Mr. Jean-Louis Fontaine as a Director	Management	For	For
1.9.	Elect Mr. Daniel Johnson as a Director	Management	For	For
1.10.	Elect Mr. Jean C. Monty as a Director	Management	For	For
1.11.	Elect Mr. Andre Navarri as a Director	Management	For	For
1.12.	Elect Mr. Carlos E. Represas as a Director	Management	For	For
1.13.	Elect Mr. Jean-Pierre Rosso as a Director	Management	For	For
1.14.	Elect Mr. Federico Sada G. as a Director	Management	For	For
1.15.	Elect Mr. Heinrich Weiss as a Director	Management	For	For
2.	Appoint Ernst & Young LLP, Chartered Accountants as the	Management	For	For
Auditors and authorize the Directors to fix their remuneration
3.	Amend Section 11 of the Stock Option Plan, as specified and	Management	For	For
authorize any Officer of the Coporation to sign any document and to take any measures including amendments to the Plan, required or useful to fully carry out the intent of the present resolution
4.A.	PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:	Shareholder	Against	For
Approve that a disclosure be made in the Corporation's annual report of the names of compensation 'experts', the term of their engagement, the sums paid to them, the firm to which they
belong, the evaluation criteria they use and, if applicable, any other form of remuneration paid to them or affiliated firms
4.B.	PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:	Shareholder	Against	For
Approve that the Executive compensation be related to average salaries of employees, the Corporation's costs and its financial successes
4.C.	PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:	Shareholder	Against	For
Approve that the Stock Options awarded to Executive Officers be aligned strictly according to the Corporation's Economic Value
Added (EVA)
4.D.	PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:	Shareholder	Against	For
Approve that no later than three years from the date hereof, at least one third of the Members of the Corporation's Board of
Directors be women
4.E.	PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:	Shareholder	Against	For
Approve that the annual report include an exhaustive summary of the financial statements of the Corporation's subsidiaries
	Anyother business	Non-Voting

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
05909	PEC	1827782	0	23-Jul-2007

SANOFI-AVENTIS, PARIS
Security	F5548N101	Meeting Type	MIX
Ticker Symbol		Meeting Date	31-May-2007
ISIN	FR0000120578	Agenda	701203882 - Management

Item	Proposal	Type	Vote	For/Against
Management
	French Resident Shareowners must complete, sign and forward	Non-Voting
the Proxy Card directly to the sub custodian. Please contact your
Client Service Representative to obtain the necessary card,
account details and directions. The following applies to Non-
Resident Shareowners: Proxy Cards: Voting instructions will be forwarded to the Global Custodians that have become Registered
Intermediaries, on the Vote Deadline Date. In capacity as
Registered Intermediary, the Global Custodian will sign the Proxy
Card and forward to the local custodian. If you are unsure whether your Global Custodian acts as Registered Intermediary, please contact your representative
	PLEASE NOTE THAT THE MEETING HELD ON 16 MAY 2007	Non-Voting
HAS BEEN POSTPONED AND THAT THE SECOND
CONVOCATION WILL BE HELD ON 31 MAY 2007. PLEASE
ALSO NOTE THE NEW CUTOFF DATE IS 21 MAY 2007. IF YOU
HAVE ALREADY SENT YOUR VOTES, PLEASE DO NOT
RETURN THIS PROXY FORM UNLESS YOU DECIDE TO
AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
O.1	Approval of the annual financial statements for the FY 2006;	Management	For	For
ascertainment of the benefit
O.2	Approval of the annual financial statements for the FY 2006;	Management	For	For
ascertainment of the benefit
O.3	Approve to allocate the result and the payment of dividend from	Management	For	For
07 JUN 2007
O.4	Approve the trade covered by the Articles L. 225-40 of the French	Management	Against	Against
Commercial Code
O.5	Approve to renew Mr. Gerard Van Kemmel s mandate as a	Management	For	For
Director
O.6	Authorize the Board of Directors, in accordance with the Articles L.	Management	Against	Against
225-209 and the following of the Commercial Law, to buy or to make but shares of the Company with in the limit of 10% of capital to buy, to sell or to transfer shares could be carried out at any time and by any means; the maximum price to buy and the global
amount for the buyback program have been fixed
E.7	Authorize the Board of Directors to increase capital, in 1 or several	Management	For	For
times, by issuance of the shares or investment securities giving access to the capital or giving rights to debt securities, issued with payment or free of tax; the subscription can be carried out in cash or by compensation of debt; fixing of the nominal, maximum
amount of capital, increases
E.8	Authorize the Board of Directors to increase capital, in 1 or several	Management	Against	Against
times, by a public call to save, by issuance of shares or
investment securities giving access to the capital of the Company or investment securities giving rights to the allocation of debts securities, issued with payment of free of tax; the subscription can be carried out in cash or by compensation of debts, to pay
securities that could be brought by the Company in case of Article public excahange offer; fixing of the maximum nominal amount of capital increase; cancellattion of the preferential sobscrption right of shareholders to securities
E.9	Authorize the Board of Directors to increase capital, in 1 or several	Management	For	For
times, by incorporation of reserves, benefits or other as allocation of shares free of tax or increase of he existing shares nominal nominal value or by the using of both; fixing of the maximum nominal amount of capital increase
E.10	Authorize the Board of Directors, within he limit of 10% of capital	Management	For	For
to pay contributions in kind granted to the Company and formed by securities or investment securities giving access to the capital of the Company or to allocation of debt securities; authorize the
Board of Directors to fix conditions of assuance and subscription in the terms covered by the Article 9 Resolution 8 of the meeting
E.11	Authorize the Board of Directors to increase capital, in 1 or several	Management	For	For
times, within the limit of 2%, by issuance of shares or investment securities giving access to capital reserved to Members of on or several Corporate Savings Plan of the Sannofi-Aventis Group
formed by the Company and its subsidiaries; fixing of the
maximum nominal amount of capital increases; special methods for issuances of shares reserved to employees of the Companies of the Sannofi-Aventis Group working in United States;
cancellation the the preferential subscription rights of
shareholders to shares or investment securities giving access to capital
E.12	Authorize the Board of Directors to increase capital, in 1 or several	Management	For	For
times, for the benefit of employees and social representatives, option giving right to subscrbe new sharesof the Company to
issue as Article capital increase and options giving right to buy shares resulted from the repurchased carried out by the
Company, within the limit of 2.5% of capital; renunciation of sharesholders to their preferential subscription right to issued shares
E.13	Authorize the Board of Directors, to carry out, in 1 or several	Management	Against	Against
times, allocations free of tax of existing shares or shares to issue for the benefit of employees or social representatives of the
Company, within the limit of 1% of the capital; in case of allocation of new shares free of tax; capital increase by incorporation of reserves, benefits; premiums or issuances premiums and
renunciation of of shareholders to their preferential subscription right
E.14	Authorize the Board of Directors, to reduce capital by cancellation	Management	For	For
of shares owed, within the limit of 10% of capital
E.15	Authorize the Board of Directors, in case of issuance of securities	Management	Against	Against
in a public offer, to carry out authorizations granted in the
Resolutions 6 to 14 of this meeting
E.16	Amend the Article 19 Indents 1 and 3 of the Bylaws concerning	Management	For	For
the right to attend and to vote in the general meeting
E.17	Grant authority for the accomplishment of formalities	Management	For	For

			Unavailable	Vote Date	Date Confirmed
Account Number	Custodian	Ballot Shares	Shares
05909	PEC	105000	0	23-Jul-2007

ALCATEL-LUCENT, PARIS
Security	F0191J101 Meeting Type	MIX
Ticker Symbol Meeting Date		01-Jun-2007
ISIN	FR0000130007 Agenda	701248557 - Management

Item	Proposal	Type	Vote	For/Against
Management
	French Resident Shareowners must complete, sign and forward	Non-Voting
the Proxy Card directly to the sub custodian. Please contact your
Client Service Representative to obtain the necessary card,
account details and directions. The following applies to Non-
Resident Shareowners: Proxy Cards: Voting instructions will be forwarded to the Global Custodians that have become Registered
Intermediaries, on the Vote Deadline Date. In capacity as
Registered Intermediary, the Global Custodian will sign the Proxy
Card and forward to the local custodian. If you are unsure whether your Global Custodian acts as Registered Intermediary, please contact your representative.
	PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING	Non-Voting
ID 378745 DUE TO RECEIPT OF ADDITIONAL RESOLUTIONS
AND NORMAL MEETING CHANGE AS AN ISSUER PAY
MEETING. ALL VOTES RECEIVED ON THE PREVIOUS
MEETING WILL BE DISREGARDED AND YOU WILL NEED TO
REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.
	Management report of the Board of Directors and the reports of	Non-Voting
the Statutory Auditors on the annual financial statements and the consolidated financial statements of Alcatel Lucent for the FYE 31
DEC 2006
	Special report of the Statutory Auditors on regulated agreements	Non-Voting
and commitments, on the financial authorizations, and on the authorizations related to employee shareholding
O.1	Approval of the financial statements for the fiscal year ended 31	Management	For	For
DEC 2006
O.2	Approval of the consolidated financial statements for the fiscal	Management	For	For
year ended 31 DEC 2006
O.3	Results for the fiscal year - Appropriation	Management	For	For
O.4	Setting of attendance fees attributed to the Directors	Management	For	For
O.5	Setting of the remuneration attributed to the Censeurs	Management	For	For
O.6	Ratification of the appointment of Lady Jay as member of the	Management	For	For
Board of Directors
O.7	Ratification of the appointment of Mr. Jean-Cyril Spinetta as	Management	For	For
member of the Board of Directors
O.8	Approval of related party agreements entered into or which	Management	For	For
remained in force during the fiscal year
O.9	Approval of agreements with the Chief Executive Officer	Management	For	For
O.10	Authorization given to the Board of Directors to allow the company	Management	For	For
to purchase and sell its own shares
E.11	Authorization to be given to the Board of Directors to reduce the	Management	For	For
share capital of the company
E.12	Delegation of authority to the Board of Directors to proceed with (i)	Management	For	For
the issue without cancellation of preferential subscription rights of ordinary shares and of securities conferring an immediate or future right to the share capital of the company or of its affiliates and (ii) the increase in share capital through incorporation of premiums, reserves, profits or otherwise
E.13	Delegation of authority to the Board of Directors to proceed with	Management	For	For
the issue of cancellation of preferential subscription rights, of (i)
ordinary shares and any securities conferring an immediate or future right to the share capital of the company or of its affiliates or of (ii) company ordinary shares which confer a right to the
issuance of securities to be issued by subsidiaries, including for the purposes of remunerating securities that are tendered in connection with an exchange offer
E.14	Delegation of authority to the Board of Directors to carry out a	Management	Against	Against
share capital increase to remunerate contributions in kind of capital stock or marketable securities giving access to the capital of third-party companies
E.15	Aggregate limit to the amount of issuances carried out by virtue of	Management	For	For
the 12th, 13th, and 14th resolutions
E.16	Delegation of authority granted to the Board of Directors to decide	Management	For	For
on the disposal or increase of share capital by the issuances of shares reserved to the participants in a company savings plan
E.17	Authorization to be given to the Board of Directors for a free bonus	Management	Against	Against
issue of existing shares or of shares to be issued by the company
E.18	Modification of by-laws article Number 21 relating to Shareholders'	Management	For	For
Meetings
E.19	Powers	Management	For	For
A.	Resolution proposed by Shareholders - not agreed by the board of	Shareholder	For	Against
directors : modification of article 22 of the by-laws ; cancellation of the provisions limiting voting rights

			Unavailable	Vote Date	Date Confirmed
Account Number	Custodian	Ballot Shares	Shares
05909	PEC	13600	0	23-Jul-2007

KONINKLIJKE AHOLD NV
Security	N0139V100	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	19-Jun-2007
ISIN	NL0000331817	Agenda	701260250 - Management

Item	Proposal	Type	Vote	For/Against
Management
	PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING	Non-Voting
AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
PERIOD ENDS ONE DAY AFTER THE REGISTRATION DATE
SET ON 24 MAY 2007. SHARES CAN BE TRADED
THEREAFTER. THANK YOU.
1.	Opening	Non-Voting
2.	Approve the intended sale of U.S. Foodservice to Restore	Management	For	For
Acquisition Corporation, a newly formed entity controlled by investment funds affiliated with Clayton, Dubilier and Rice
Incorporation and Kohlberg Kravis Roberts and Company L.P.; the
sale pertains to all issued and outstanding shares of capital stock of U.S. Foodservice
3.	Approve to increase the nominal value of each common shares	Management	For	For
from EUR 0.25 to EUR 2.13; the increase in nominal value will be paid from the additional paid in capital reserve; and authorize each Member of the Corporate Executive Board to effectuate the amendment of the Articles of Association
4.	Approve to decrease the nominal value of common shares from	Management	For	For
EUR 2.13 to EUR 0.24 which result in a repayment of capital to shareholders of EUR 1.89 per common share and authorize each
Member of the Corporate Executive Board to effectuate the
amendment of the Articles of Association
5.	Approve to consolidate each set of 5 common shares of a nominal	Management	For	For
value at such time of EUR 0.24, into 4 common shares of a
nominal value of EUR 0.30 to reflect the repayment of capital; to increase the nominal value of the cumulative preferred finance shares to EUR 0.30 as a result whereof the nominal value of the cumulative preferred financing shares shall be equal to the
nominal value of the common shares; the increase in nominal
value will be paid from the share premium reserve; and authorize each Member of the Corporate Executive Board to effectuate the amendment of the Articles of Association
6.	Closing	Non-Voting

			Unavailable	Vote Date	Date Confirmed
Account Number	Custodian	Ballot Shares	Shares
05909	PEC	2283766	0	23-Jul-2007

SONY CORPORATION
Security	J76379106	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	21-Jun-2007
ISIN	JP3435000009	Agenda	701271443 - Management

Item	Proposal	Type	Vote	For/Against
Management
1.1	Appoint a Director	Management	For	For
1.2	Appoint a Director	Management	For	For
1.3	Appoint a Director	Management	For	For
1.4	Appoint a Director	Management	For	For
1.5	Appoint a Director	Management	For	For
1.6	Appoint a Director	Management	For	For
1.7	Appoint a Director	Management	For	For
1.8	Appoint a Director	Management	For	For
1.9	Appoint a Director	Management	For	For
1.10	Appoint a Director	Management	For	For
1.11	Appoint a Director	Management	For	For
1.12	Appoint a Director	Management	For	For
1.13	Appoint a Director	Management	For	For
1.14	Appoint a Director	Management	For	For
2	Appoint Accounting Auditors	Management	For	For
3	Authorize Use of Stock Options	Management	For	For
4	Shareholder's Proposal: Amend Articles to Establish an Ariticle to	Shareholder	Against	For
Disclose the Compensations to be paid to the Top Five Directors in terms of the Amount of the Compensations to Each in the
Documents as a Part of the Shareholders General Meeting Notice

			Unavailable	Vote Date	Date Confirmed
Account Number	Custodian	Ballot Shares	Shares
05909	PEC	223800	0	23-Jul-2007

PORTUGAL TELECOM SGPS SA, LISBOA
Security	X6769Q104	Meeting Type	Ordinary General Meeting
Ticker Symbol		Meeting Date	22-Jun-2007
ISIN	PTPTC0AM0009	Agenda	701267103 - Management

Item	Proposal	Type	Vote	For/Against
Management
	PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING	Non-Voting
ID 393217 DUE TO ADDITIONAL RESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
1.	Amend: No. 2 of Article two, No. 3 of Article four, No. 8 of Article	Management	For	For
nine, Article tenth, No. 1 and adding No. 3 to Article eleven, amending the heading and Paragraphs b) and d) of No. 1 and
adding No. 4 to Article twelve, Nos. 2, 3 and 6, adding Nos. 7 to 9, renumbering the previous Nos. 7 and 8, which shall become Nos.
10 and 11, the previous No. 9 which shall become No. 12,
renumbering the previous Nos. 10 and 11 which shall become
Nos. 13 and 14, eliminating the previous No. 12, renumbering the previous No. 13 which shall become No. 15, Paragraph b) of
previous No. 14 which shall become No. 16 and renumbering the previous Nos. 15 and 16 which shall become Nos. 17 and 18, all of Article thirteen, No. 2 of Article fourteen, Paragraphs a) and b)
of No. 1 of Article fifteen, No. 3 and adding No. 4 to Article sixteen,
Article seventeen, No. 1 of Article eighteen, adding Nos. 4 and 7 to Article twenty, amending the heading, adding Paragraph f) of
No. 1, amendment the previous Paragraph f) of No. 1 which shall become Paragraph g) and adding Nos. 2 and 6 of Article twenty one, No. 2 of Article twenty three, Nos. 1 and 2 of Article twenty four, amending the heading of Section IV to Chapter III, Articles twenty seven to thirty, adding a new Section V to Chapter III of the
Articles of Association and Article thirty one of the Articles of
Association, as well as renumbering in accordance the
Paragraphs, numbers and Articles of the Articles of Association as a consequence of the statutory amendments resolved in the
present general meeting
2.	Approve to change in the composition and elect the new Members	Management	For	For
of the Board of Directors
3.	Elect the Members of the Audit Committee as well as its	Management	For	For
Chairman, for the 2006-2008 period
4.	Elect the Statutory Auditor effective and alternate, for the 2006-	Management	For	For
2008 period
5.	Authorize the Board of Directors to increase the share capital, with	Management	For	For
the corresponding amendment to Paragraph 3 of Article 4 of the
Articles of Association

			Unavailable	Vote Date	Date Confirmed
Account Number	Custodian	Ballot Shares	Shares
05909	PEC	1347517	0	23-Jul-2007

MILLEA HOLDINGS,INC.
Security	J4276P103	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	25-Jun-2007
ISIN	JP3910660004	Agenda	701235283 - Management

Item	Proposal	Type	Vote	For/Against
Management
	Please note this announcement is being provided to inform you	Non-Voting
that the true agenda has been released and is available for your review. (Please refer to the attached PDF files.)
1.	Approve Appropriation of Retained Earnings	Management	For	For
2.1	Appoint a Director	Management	Against	Against
2.2	Appoint a Director	Management	Against	Against
2.3	Appoint a Director	Management	Against	Against
2.4	Appoint a Director	Management	Against	Against
2.5	Appoint a Director	Management	For	For
2.6	Appoint a Director	Management	Against	Against
2.7	Appoint a Director	Management	Against	Against
2.8	Appoint a Director	Management	Against	Against
2.9	Appoint a Director	Management	Against	Against
2.10	Appoint a Director	Management	Against	Against
2.11	Appoint a Director	Management	Against	Against
2.12	Appoint a Director	Management	Against	Against
3.1	Appoint a Corporate Auditor	Management	Against	Against
3.2	Appoint a Corporate Auditor	Management	Against	Against
4.	Appoint Accounting Auditors	Management	For	For

		Ballot Shares	Unavailable	Vote Date	Date Confirmed
Account Number	Custodian		Shares
05909	PEC	380500	0	25-Jul-2007

HITACHI,LTD.
Security	J20454112	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	26-Jun-2007
ISIN	JP3788600009	Agenda	701234902 - Management

Item	Proposal	Type	Vote	For/Against
Management
	Please note this announcement is being provided to inform you	Non-Voting
that the true agenda has been released and is available for your review. (Please refer to the attached PDF files.)
1.1	Appoint a Director	Management	Against	Against
1.2	Appoint a Director	Management	Against	Against
1.3	Appoint a Director	Management	Against	Against
1.4	Appoint a Director	Management	Against	Against
1.5	Appoint a Director	Management	Against	Against
1.6	Appoint a Director	Management	For	For
1.7	Appoint a Director	Management	For	For
1.8	Appoint a Director	Management	Against	Against
1.9	Appoint a Director	Management	For	For
1.10	Appoint a Director	Management	Against	Against
1.11	Appoint a Director	Management	Against	Against
1.12	Appoint a Director	Management	Against	Against
1.13	Appoint a Director	Management	Against	Against

		Ballot Shares	Unavailable	Vote Date	Date Confirmed
Account Number	Custodian		Shares
05909	PEC	3009800	0	23-Jul-2007

ASTELLAS PHARMA INC.
Security	J03393105	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	26-Jun-2007
ISIN	JP3942400007	Agenda	701235079 - Management

Item	Proposal	Type	Vote	For/Against
Management
	Please note this announcement is being provided to inform you	Non-Voting
that the true agenda has been released and is available for your review. (Please refer to the attached PDF files.)
1.	Approve Appropriation of Retained Earnings	Management	For	For
2.	Amend the Articles of Incorporation	Management	For	For
3.1	Appoint a Director	Management	For	For
3.2	Appoint a Director	Management	For	For
3.3	Appoint a Director	Management	For	For
3.4	Appoint a Director	Management	For	For
3.5	Appoint a Director	Management	For	For
3.6	Appoint a Director	Management	For	For
3.7	Appoint a Director	Management	For	For
4.1	Appoint a Corporate Auditor	Management	Against	Against
4.2	Appoint a Corporate Auditor	Management	Against	Against
5.	Appoint a Substitute Corporate Auditor	Management	For	For
6.	Approve Payment of Bonuses to Corporate Officers	Management	For	For
7.	Approve Provision of Remuneration to the Directors of the Board	Management	For	For
as a Group for Stock Option Scheme as Stock-Linked
Compensation Plan

		Ballot Shares	Unavailable	Vote Date	Date Confirmed
Account Number	Custodian		Shares
05909	PEC	125500	0	23-Jul-2007

MITSUI SUMITOMO INSURANCE COMPANY,LIMITED
Security	J45174109	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	27-Jun-2007
ISIN	JP3888200007	Agenda	701236057 - Management

Item	Proposal	Type	Vote	For/Against
Management
	Please note this announcement is being provided to inform you	Non-Voting
that the true agenda has been released and is available for your review. (Please refer to the attached PDF files.)
1.	Approve Appropriation of Retained Earnings	Management	For	For
2.1	Appoint a Director	Management	Against	Against
2.2	Appoint a Director	Management	Against	Against
2.3	Appoint a Director	Management	Against	Against
2.4	Appoint a Director	Management	Against	Against
2.5	Appoint a Director	Management	Against	Against
2.6	Appoint a Director	Management	Against	Against
2.7	Appoint a Director	Management	Against	Against
2.8	Appoint a Director	Management	Against	Against
2.9	Appoint a Director	Management	Against	Against
2.10	Appoint a Director	Management	For	For
2.11	Appoint a Director	Management	For	For
2.12	Appoint a Director	Management	For	For
2.13	Appoint a Director	Management	For	For
3.	Appoint a Corporate Auditor	Management	Against	Against

		Ballot Shares	Unavailable	Vote Date	Date Confirmed
Account Number	Custodian		Shares
05909	PEC	1588000	0	23-Jul-2007

AIFUL CORP, KYOTO
Security	J00557108	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	27-Jun-2007
ISIN	JP3105040004	Agenda	701275097 - Management

Item	Proposal	Type	Vote	For/Against
Management
1	Amend Articles to: Reduce Board Size to 11	Management	Against	Against
2.1	Appoint a Director	Management	Against	Against
2.2	Appoint a Director	Management	Against	Against
2.3	Appoint a Director	Management	Against	Against
2.4	Appoint a Director	Management	Against	Against
2.5	Appoint a Director	Management	Against	Against
2.6	Appoint a Director	Management	Against	Against
2.7	Appoint a Director	Management	Against	Against
2.8	Appoint a Director	Management	Against	Against
2.9	Appoint a Director	Management	Against	Against
2.10	Appoint a Director	Management	Against	Against
3	Appoint a Corporate Auditor	Management	For	For
4	Appoint a Supplementary Auditor	Management	For	For
5	Approve Provision of Retirement Allowance for Directors and	Management	Against	Against
Corporate Auditors
6	Amend the Compensation to be Received by Corporate Officers	Management	For	For

		Ballot Shares	Unavailable	Vote Date	Date Confirmed
Account Number	Custodian		Shares
05909	PEC	129100	0	23-Jul-2007

DAIICHI SANKYO COMPANY,LIMITED
Security	J11257102	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	28-Jun-2007
ISIN	JP3475350009	Agenda	701235120 - Management

Item	Proposal	Type	Vote	For/Against
Management
	Please note this announcement is being provided to inform you	Non-Voting
that the true agenda has been released and is available for your review. (Please refer to the attached PDF files.)
1.	Approve Appropriation of Retained Earnings	Management	For	For
2.1	Appoint a Director	Management	Against	Against
2.2	Appoint a Director	Management	Against	Against
2.3	Appoint a Director	Management	Against	Against
2.4	Appoint a Director	Management	For	For
2.5	Appoint a Director	Management	For	For
2.6	Appoint a Director	Management	For	For
2.7	Appoint a Director	Management	For	For
2.8	Appoint a Director	Management	Against	Against
2.9	Appoint a Director	Management	Against	Against
2.10	Appoint a Director	Management	Against	Against
3.1	Appoint a Corporate Auditor	Management	Against	Against
3.2	Appoint a Corporate Auditor	Management	Against	Against
4.	Grant of Share Remuneration-type Stock Options for Directors	Management	For	For

		Ballot Shares	Unavailable	Vote Date	Date Confirmed
Account Number	Custodian		Shares
05909	PEC	469602	0	23-Jul-2007

TAKEDA PHARMACEUTICAL COMPANY LIMITED
Security	J8129E108	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	28-Jun-2007
ISIN	JP3463000004	Agenda	701235788 - Management

Item	Proposal	Type	Vote	For/Against
Management
	Please note this announcement is being provided to inform you	Non-Voting
that the true agenda has been released and is available for your review. (Please refer to the attached PDF files.)
1.	Appropriation of Surplus	Management	For	For
2.	Partial Amendments to the Articles of Incorporation	Management	For	For
3.1	Election of a Director	Management	Against	Against
3.2	Election of a Director	Management	Against	Against
3.3	Election of a Director	Management	Against	Against
3.4	Election of a Director	Management	Against	Against
4.	Election of a Corporate Auditor	Management	Against	Against
5.	Election of an Independent Auditor	Management	For	For
6.	Payment of bonus allowances to Directors and Corporate Auditors	Management	Against	Against
7.	Payment of retirement allowances to a retiring Director and a	Management	For	For
retiring Corporate Auditor

		Ballot Shares	Unavailable	Vote Date	Date Confirmed
Account Number	Custodian		Shares
05909	PEC	123800	0	23-Jul-2007

DAI NIPPON PRINTING CO.,LTD.
Security	J10584100	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	28-Jun-2007
ISIN	JP3493800001	Agenda	701236083 - Management

Item	Proposal	Type	Vote	For/Against
Management
	Please note this announcement is being provided to inform you	Non-Voting
that the true agenda has been released and is available for your review. (Please refer to the attached PDF files.)
1.	Approve Appropriation of Retained Earnings	Management	For	For
2.	Amend the Articles of Incorporation	Management	For	For
3.1	Appoint a Director	Management	Against	Against
3.2	Appoint a Director	Management	Against	Against
3.3	Appoint a Director	Management	Against	Against
3.4	Appoint a Director	Management	Against	Against
3.5	Appoint a Director	Management	Against	Against
3.6	Appoint a Director	Management	Against	Against
3.7	Appoint a Director	Management	Against	Against
3.8	Appoint a Director	Management	Against	Against
3.9	Appoint a Director	Management	Against	Against
3.10	Appoint a Director	Management	Against	Against
3.11	Appoint a Director	Management	Against	Against
3.12	Appoint a Director	Management	Against	Against
3.13	Appoint a Director	Management	Against	Against
3.14	Appoint a Director	Management	Against	Against
3.15	Appoint a Director	Management	Against	Against
3.16	Appoint a Director	Management	Against	Against
3.17	Appoint a Director	Management	Against	Against
3.18	Appoint a Director	Management	Against	Against
3.19	Appoint a Director	Management	Against	Against
3.20	Appoint a Director	Management	Against	Against
3.21	Appoint a Director	Management	Against	Against
3.22	Appoint a Director	Management	Against	Against
3.23	Appoint a Director	Management	Against	Against
3.24	Appoint a Director	Management	Against	Against
3.25	Appoint a Director	Management	Against	Against
3.26	Appoint a Director	Management	Against	Against
3.27	Appoint a Director	Management	Against	Against
3.28	Appoint a Director	Management	Against	Against
4.1	Appoint a Corporate Auditor	Management	Against	Against
4.2	Appoint a Corporate Auditor	Management	Against	Against
4.3	Appoint a Corporate Auditor	Management	Against	Against
4.4	Appoint a Corporate Auditor	Management	For	For
5.	Approve Policy regarding Large-scale Purchases of Company	Management	Against	Against
Shares
6.	Approve Retirement Allowance for Retiring Corporate Officers,	Management	Against	Against
and Payment of Accrued Benefits associated with Abolition of
Retirement Benefit System for Current Corporate Officers
7.	Approve Payment of Bonuses to Directors	Management	Against	Against
8.	Amend the Compensation to be received by Corporate Officers	Management	For	For

		Ballot Shares	Unavailable	Vote Date	Date Confirmed
Account Number	Custodian		Shares
05909	PEC	884000	0	23-Jul-2007

ROHM COMPANY LIMITED
Security	J65328122	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	28-Jun-2007
ISIN	JP3982800009	Agenda	701236398 - Management

Item	Proposal	Type	Vote	For/Against
Management
	Please note this announcement is being provided to inform you	Non-Voting
that the true agenda has been released and is available for your review. (Please refer to the attached PDF files.)
1.	Appropriation of Retained Earnings for the 49th Fiscal Year	Management	For	For
2.1	Election of a Director	Management	For	For
2.2	Election of a Director	Management	Against	Against
2.3	Election of a Director	Management	Against	Against
2.4	Election of a Director	Management	Against	Against
2.5	Election of a Director	Management	Against	Against
2.6	Election of a Director	Management	Against	Against
2.7	Election of a Director	Management	Against	Against
2.8	Election of a Director	Management	Against	Against
2.9	Election of a Director	Management	Against	Against
3.	Election of a Corporate Auditor	Management	For	For
4.	Payment of Retirement Benefits to the Retiring Director	Management	For	For
5.	Payments of Retirement Benefits to Directors in accordance with	Management	Against	Against
the Abolishment of the Retirement Benefits Program for Directors

		Ballot Shares	Unavailable	Vote Date	Date Confirmed
Account Number	Custodian		Shares
05909	PEC	102400	0	23-Jul-2007

NIPPON TELEGRAPH AND TELEPHONE CORPORATION
Security	J59396101	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	28-Jun-2007
ISIN	JP3735400008	Agenda	701269347 - Management

Item	Proposal	Type	Vote	For/Against
Management
1.	Approve Appropriation of Retained Earnings	Management	For	For
2.1	Appoint a Director	Management	Against	Against
2.2	Appoint a Director	Management	Against	Against
2.3	Appoint a Director	Management	For	For
2.4	Appoint a Director	Management	Against	Against
2.5	Appoint a Director	Management	For	For
3.1	Appoint a Corporate Auditor	Management	For	For
3.2	Appoint a Corporate Auditor	Management	Against	Against
3.3	Appoint a Corporate Auditor	Management	For	For
3.4	Appoint a Corporate Auditor	Management	Against	Against
3.5	Appoint a Corporate Auditor	Management	Against	Against

		Ballot Shares	Unavailable	Vote Date	Date Confirmed
Account Number	Custodian		Shares
05909	PEC	3307	0	23-Jul-2007

FUJIFILM HLDGS CORP
Security	J14208102	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	28-Jun-2007
ISIN	JP3814000000	Agenda	701275073 - Management

Item	Proposal	Type	Vote	For/Against
Management
1	Approve Appropriation of Retained Earnings	Management	For	For
2	Amend Articles to: Increase Authorized Capital to 1,200M shs.	Management	Against	Against
3.1	Appoint a Director	Management	Against	Against
3.2	Appoint a Director	Management	Against	Against
3.3	Appoint a Director	Management	Against	Against
3.4	Appoint a Director	Management	Against	Against
3.5	Appoint a Director	Management	Against	Against
3.6	Appoint a Director	Management	Against	Against
3.7	Appoint a Director	Management	For	For
3.8	Appoint a Director	Management	Against	Against
3.9	Appoint a Director	Management	Against	Against
4	Appoint a Corporate Auditor	Management	For	For
5	Approve Provision of Retirement Allowance for Directors	Management	For	For
6	Approve Provision of Retirement Allowance for a Corporate	Management	Against	Against
Auditor
7	Approve Payment of Bonuses to Directors and Corporate Auditors	Management	Against	Against
8	Amend the Compensation to be Received by Corporate Officers	Management	For	For
9	Authorize Use of Stock Options for Directors	Management	For	For

		Ballot Shares	Unavailable	Vote Date	Date Confirmed
Account Number	Custodian		Shares
05909	PEC	462400	0	23-Jul-2007

ONO PHARMACEUTICAL CO.,LTD.
Security	J61546115	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	28-Jun-2007
ISIN	JP3197600004	Agenda	701284919 - Management

Item	Proposal	Type	Vote	For/Against
Management
1	Approve Appropriation of Retained Earnings	Management	For	For
2	Appoint a Director	Management	Against	Against
3.1	Appoint a Corporate Auditor	Management	Against	Against
3.2	Appoint a Corporate Auditor	Management	For	For
4	Amend the Compensation to be Received by Corporate Officers	Management	For	For
5	Approve Final Payment Associated with Abolition of Retirement	Management	Against	Against
Benefit System for Directors and Auditors
6	Approve Payment of Bonuses to Directors and Corporate Auditors	Management	Against	Against
7	Shareholder's Proposal: Increase Dividend by Paying Out Excess	Shareholder	For	Against
Reserves

		Ballot Shares	Unavailable	Vote Date	Date Confirmed
Account Number	Custodian		Shares
05909	PEC	161600	0	23-Jul-2007

TAISHO PHARMACEUTICAL CO.,LTD.
Security	J79819108	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	28-Jun-2007
ISIN	JP3442800003	Agenda	701286331 - Management

Item	Proposal	Type	Vote	For/Against
Management
1	Approve Appropriation of Profits	Management	For	For
2	Amend Articles to: Allow Use of Electronic Systems for Public	Management	For	For
Notifications, Adopt Reduction of Liability System for Outside
Directors and Auditors, Allow Board to Authorize Appropriation of
Retained Earnings
3.1	Appoint a Director	Management	Against	Against
3.2	Appoint a Director	Management	Against	Against
3.3	Appoint a Director	Management	Against	Against
4.1	Appoint a Corporate Auditor	Management	Against	Against
4.2	Appoint a Corporate Auditor	Management	Against	Against
4.3	Appoint a Corporate Auditor	Management	For	For
4.4	Appoint a Corporate Auditor	Management	For	For
5	Appoint Accounting Auditors	Management	For	For
6	Approve Payment of Bonuses to Directors and Corporate Auditors	Management	Against	Against
7	Approve Provision of Retirement Allowance for Directors and	Management	For	For
Corporate Auditors

		Ballot Shares	Unavailable	Vote Date	Date Confirmed
Account Number	Custodian		Shares
05909	PEC	91161	0	23-Jul-2007

TDK CORPORATION
Security	J82141136	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	28-Jun-2007
ISIN	JP3538800008	Agenda	701287941 - Management

Item	Proposal	Type	Vote	For/Against
Management
1	Approve Appropriation of Profits	Management	For	For
2	Allow Board to Authorize Use of Stock Options for Compensation	Management	For	For
3	Allow Board to Authorize Use of Stock Options	Management	For	For
4.1	Appoint a Director	Management	Against	Against
4.2	Appoint a Director	Management	Against	Against
4.3	Appoint a Director	Management	Against	Against
4.4	Appoint a Director	Management	Against	Against
4.5	Appoint a Director	Management	For	For
4.6	Appoint a Director	Management	Against	Against
4.7	Appoint a Director	Management	Against	Against
5.1	Appoint a Corporate Auditor	Management	Against	Against
5.2	Appoint a Corporate Auditor	Management	Against	Against
5.3	Appoint a Corporate Auditor	Management	For	For
5.4	Appoint a Corporate Auditor	Management	For	For
5.5	Appoint a Corporate Auditor	Management	For	For
6	Approve Payment of Bonuses to Directors and Corporate Auditors	Management	Against	Against
7	Approve Provision of Retirement Allowance for Directors and	Management	For	For
Corporate Auditors
8	Approve Provision of Retirement Allowance for Outside Corporate	Management	Against	Against
Auditors

		Ballot Shares	Unavailable	Vote Date	Date Confirmed
Account Number	Custodian		Shares
05909	PEC	61200	0	23-Jul-2007

TAKEFUJI CORPORATION
Security	J81335101	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	28-Jun-2007
ISIN	JP3463200000	Agenda	701301816 - Management

Item	Proposal	Type	Vote	For/Against
Management
1	Approve Appropriation of Profits	Management	For	For
2.1	Appoint a Director	Management	Against	Against
2.2	Appoint a Director	Management	Against	Against
2.3	Appoint a Director	Management	Against	Against
2.4	Appoint a Director	Management	Against	Against
2.5	Appoint a Director	Management	Against	Against
2.6	Appoint a Director	Management	Against	Against
2.7	Appoint a Director	Management	For	For
2.8	Appoint a Director	Management	Against	Against
2.9	Appoint a Director	Management	Against	Against
2.10	Appoint a Director	Management	Against	Against
3.1	Appoint a Corporate Auditor	Management	For	For
3.2	Appoint a Corporate Auditor	Management	Against	Against
4	Appoint a Supplementary Auditor	Management	For	For
5	Appoint Accounting Auditors	Management	For	For
6	Approve Provision of Retirement Allowance for Directors and	Management	Against	Against
Corporate Auditors
7	Approve Retirement Benefits to Auditor, and Special Payment for	Management	Against	Against
Deceased Director
8	Approve Adoption of Anti-Takeover Defense Measures	Management	Against	Against

		Ballot Shares	Unavailable	Vote Date	Date Confirmed
Account Number	Custodian		Shares
05909	PEC	191770	0	23-Jul-2007

MITSUBISHI UFJ FINANCIAL GROUP, INC.
Security	606822104	Meeting Type	Annual
Ticker Symbol MTU		Meeting Date	28-Jun-2007
ISIN		Agenda	932743455 - Management

Item	Proposal	Type	Vote	For/Against
Management
01	APPROPRIATION OF SURPLUS	Management	For
02	PARTIAL AMENDMENTS TO THE ARTICLES OF	Management	For
INCORPORATION
03	ELECTION OF 15 (FIFTEEN) DIRECTORS	Management	Against
04	ELECTION OF 1 (ONE) CORPORATE AUDITOR	Management	Against
05	GRANTING OF RETIREMENT GRATUITIES TO RETIRING	Management	Against
DIRECTORS AND CORPORATE AUDITOR AND PAYMENT OF
LUMP-SUM RETIREMENT GRATUITIES TO DIRECTORS AND
CORPORATE AUDITORS DUE TO THE ABOLITION OF
RETIREMENT GRATUITIES PROGRAM FOR OFFICERS
06	REVISION OF THE AMOUNT OF REMUNERATION, ETC. FOR	Management	For
DIRECTORS AND CORPORATE AUDITORS, AND
DETERMINATION OF THE AMOUNT AND DETAILS OF STOCK
OPTION REMUNERATION, ETC.

		Ballot Shares	Unavailable	Vote Date	Date Confirmed
Account Number	Custodian		Shares
05909	PEC	1812	0	23-Jul-2007

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brandes Investment Trust

By (Signature and Title)*      /s/ Debra McGinty-Poteet
Debra McGinty-Poteet
Principal Executive Officer

Date                 7/2/07
* Print the name and title of each signing officer under his or her signature.